             As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 2-58043
                                                       '40 Act File No. 811-2716

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 38        [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 39               [x]


                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


 PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609

                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements and Part C.


It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on August 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                             CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.    Cover Page........................................................................Cover Page
     Item   2.    Definitions........................................................Glossary of Special terms
     Item   3.    Synopsis or Highlights.............................................Synopsis of the Contracts
     Item   4.    Condensed Financial Information..............................Condensed Financial Information
     Item   5.    General Description of Registrant, Depositor, and Portfolio
                      Companies...................Nationwide Life Insurance Company; Investing in the Contract
     Item   6.    Deductions and Expenses......................................Standard Charges and Deductions
     Item   7.    General Description of Variable
                      Annuity Contracts..........................Contract Ownership; Operation of the Contract
     Item   8.    Annuity Period......................................................Annuitizing the Contract
     Item   9.    Death Benefit and Distributions...............................................Death Benefits
     Item  10.    Purchases and Contract Value.......................................Operation of the Contract
     Item  11.    Redemptions...........................................................Surrender (Redemption)
     Item  12.    Taxes..............................................................Federal Tax Consideration
     Item  13.    Legal Proceedings..........................................................Legal Proceedings
     Item  14.    Table of Contents of the Statement of Additional
                      Information.................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page........................................................................Cover Page
     Item  16.    Table of Contents..........................................................Table of Contents
     Item  17.    General Information and History..............................General Information and History
     Item  18.    Services............................................................................Services
     Item  19.    Purchase of Securities Being Offered....................Purchase of Securities Being Offered
     Item  20.    Underwriters....................................................................Underwriters
     Item  21.    Calculation of Performance Data...................................Calculation of Performance
     Item  22.    Annuity Payments............................................................Annuity Payments
     Item  23.    Financial Statements....................................................Financial Statements

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits....................................................Item 24
     Item  25.    Directors and Officers of the Depositor..............................................Item 25
     Item  26.    Persons Controlled by or Under Common Control with the
                  Depositor or Registrant..............................................................Item 26
     Item  27.    Number of Contract Owners............................................................Item 27
     Item  28.    Indemnification......................................................................Item 28
     Item  29.    Principal Underwriter................................................................Item 29
     Item  30.    Location of Accounts and Records.....................................................Item 30
     Item  31.    Management Services..................................................................Item 31
     Item  32.    Undertakings.........................................................................Item 32

                       SUPPLEMENT DATED AUGUST 1, 2001 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN A ("EXISTING FUNDS") OF THE FOLLOWING TABLE WITH SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN B ("REPLACEMENT FUNDS"). UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING MUTUAL FUND OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH THE EXISTING FUNDS WILL BE ELIMINATED AS INVESTMENT OPTIONS AND SUBSTITUTED WITH THE REPLACEMENT FUNDS.

                      Column A                                              Column B
                   Existing Funds                                       Replacement Funds
Prestige International Fund - Class A                  Templeton Foreign Fund - Class A
Prestige Balanced Fund - Class A                       Nationwide Separate Account Trust - JP Morgan NSAT
                                                       Balanced Fund

2. THE FOLLOWING UNDERLYING MUTUAL FUND IS ADDED AS AN INVESTMENT OPTION UNDER THE CONTRACT:

     -    Nationwide Separate Account Trust - JP Morgan NSAT Balanced Fund

3.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE IS AMENDED AS FOLLOWS:

                                        UNDERLYING MUTUAL FUND ANNUAL EXPENSES
              (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

                                                          Management       Other       12b-1    Total Underlying Mutual
                                                             Fees         Expenses      Fees         Fund Expenses
           Nationwide Separate Account Trust - JP            0.75%         0.15%       0.00%             0.90%
           Morgan NSAT Balanced Fund

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for the Nationwide Separate Account Trust - JP Morgan NSAT Balanced Fund without fee waivers and expense reimbursements.


                                        UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund average net assets, before expense reimbursement)

                                                          Management       Other       12b-1    Total Underlying Mutual
                                                             Fees         Expenses      Fees         Fund Expenses

          Nationwide Separate Account Trust - JP             0.75%         0.32%       0.00%             1.07%
          Morgan NSAT Balanced Fund

4.   THE "EXAMPLE" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and variable account charges of 1.30%. The Contract Maintenance Charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
          Nationwide            94     119    154     272      24    74     127     272      *     74     127      272
          Separate Account
          Trust - JP Morgan
          NSAT Balanced Fund

     *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

5. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" OF YOUR PROSPECTUS IS AMENDED TO INCLUDE:

     J.P. MORGAN NSAT BALANCED FUND Subadviser: J.P. Morgan Investment Management, Inc. Investment Objective: The Fund seeks a high total return from a diversified portfolio of equity and fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities (including U.S. Government, corporate, mortgage-backed and asset-backed securities). The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Index. The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality, although a portion of the Fund's fixed income will be invested in securities rated below investment grade (these securities are commonly know as junk bonds). Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account


                   The date of this prospectus is May 1, 2001.



Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.


THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

-       American Century: Growth - Investor Class (formerly, American Century:
        Twentieth Century Growth)
- American Century: Short Term Government - Investor Class (formerly, American Century: Benham Short-Term Government)
-       Fidelity Equity-Income Fund
- Fidelity VIP High Income Portfolio* (additional purchase payments or exchanges may not be made to this underlying mutual fund on or after December 1, 1993)
-       Gartmore Growth Fund (formerly, Nationwide(R) Growth Fund) - Class D
-       Gartmore Total Return Fund (formerly, Nationwide(R) Fund) - Class D
- MFS(R) Global Governments Fund - Class A (formerly, MFS(R) World Governments Fund)
-       Nationwide(R) Bond Fund - Class D
-       Nationwide(R) Money Market Fund - Prime Shares

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993:
-       American Century: Income & Growth - Investor Class
- American Century: International Growth - Investor Class (formerly, American Century: Twentieth Century International Growth)
-       American Century: Ultra - Investor Class (formerly,
        American Century: Twentieth Century Ultra)
-       Credit Suisse Warburg Pincus Emerging Growth Fund (formerly,
        Warburg Pincus Emerging Growth Fund) - Common Class
-       Credit Suisse Warburg Pincus Global Fixed Income Fund (formerly,
        Warburg Pincus Global Fixed Income Fund) - Common Class
-       Delchester Fund - Institutional Class - Dreyfus A Bonds Plus, Inc.
-       Dreyfus Appreciation Fund
-       Dreyfus Balanced Fund, Inc.
- Dreyfus Premier Third Century Fund, Inc. - Class Z (formerly, Dreyfus Third Century Fund, Inc.)
-       Dreyfus S & P 500 Index Fund
-       Evergreen Equity Income Fund (formerly, Evergreen Income and Growth
        Fund) - Y Shares
-       Federated Bond Fund - Class F
-       Federated High Yield Trust*
-       Fidelity Advisor Balanced Fund - Class T
-       Fidelity Advisor Equity Income Fund - Class T
-       Fidelity Advisor Growth Opportunities Fund - Class T
-       Fidelity Advisor High Yield Fund - Class T
-       Fidelity Asset Manager(TM)
-       Fidelity Magellan(R) Fund
-       Fidelity Puritan Fund
-       Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
-       INVESCO Dynamics Fund - Investor Class
-       Janus Fund
-       Janus Twenty Fund
-       Janus Worldwide Fund
-       Lazard Small Cap Portfolio - Open Shares

- Nationwide(R) Government Bond Fund (formerly, Nationwide(R) Intermediate U.S. Government Bond Fund) - Class D
- Nationwide(R) Large Cap Growth Fund (formerly, Prestige Large Cap Growth Fund) - Class A
-        Nationwide(R) Large Cap Value Fund (formerly, Prestige Large Cap Value
         Fund) - Class A
-        Nationwide(R) Small Cap Fund (formerly, Prestige Small Cap Fund) -
         Class A
- Nationwide(R) S&P 500(R) Index Fund - Service Class (sub-adviser: The Dreyfus Corporation)
-        Neuberger Berman Guardian Fund, Inc. - Investor Class
-        Neuberger Berman Limited Maturity Bond Fund - Investor Class
-        Neuberger Berman Partners Fund, Inc. - Investor Class
-        Oppenheimer Global Fund - Class A
- Phoenix-Oakhurst Balanced Fund Series - Class A (formerly, Phoenix Balanced Fund Series)
-        Prestige Balanced Fund - Class A
-        Prestige International Fund - Class A
- Strong Advisor Common Stock Fund, Inc. (formerly, Strong Common Stock Fund, Inc.)
-        Strong Large Cap Growth Fund (formerly, Strong Total Return Fund, Inc.)
-        Templeton Foreign Fund - Class A

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993:

- Fidelity Capital & Income Fund (additional purchase payments or exchanges may not be made to this underlying mutual fund on or after May 1, 1991; not available for contracts which were issued on or after May 1, 1987)

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE TO PLANS ESTABLISHED PRIOR TO MARCH 6, 1998:

- Neuberger Berman Genesis Fund - Trust Class (formerly, Neuberger Berman Genesis Trust)

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2001), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 33.


For general information or to obtain FREE copies of the:
-        Statement of Additional Information;
- prospectus, annual report or semi-annual report for any underlying mutual fund; and
-        required Nationwide forms,

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

        NATIONWIDE LIFE INSURANCE COMPANY
        P.O. BOX 16609
        COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                             www.sec.gov


THIS ANNUITY:

-        is NOT a bank deposit
-        is NOT FDIC insured
-        is NOT insured or endorsed by a bank or any federal government agency
-        is NOT available in every state
-        MAY go down in value

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.


ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.


CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.


NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.


QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLE IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

SIMPLE PLAN- The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.

SMALL EMPLOYER- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

TWO-YEAR PERIOD- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's Simple IRA.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                               TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS...................................

SUMMARY OF CONTRACT EXPENSES (FOR CONTRACTS
     ISSUED ON OR AFTER JANUARY 1, 1993)....................

SUMMARY OF CONTRACT EXPENSES (FOR CONTRACTS
     ISSUED PRIOR TO JANUARY 1, 1993).......................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................


EXAMPLE.....................................................

SYNOPSIS OF THE CONTRACTS...................................

FINANCIAL STATEMENTS........................................

CONDENSED FINANCIAL INFORMATION.............................

NATIONWIDE LIFE INSURANCE COMPANY...........................

NATIONWIDE INVESTMENT SERVICES CORPORATION..................

TYPES OF CONTRACTS..........................................

     Individual Retirement Accounts (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Qualified Plans

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS......................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge ("CDSC")
     Waiver of CDSC
     Contract Maintenance Charge
     Premium Taxes

CONTRACT OWNERSHIP..........................................
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Plan

CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................
     Required Distributions for Qualified Plans
     Required Distributions for Individual Retirement
        Accounts, SEP IRAs and Simple IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules


FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
        Transfer Taxes
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING.................................................

SUB-ACCOUNT PERFORMANCE SUMMARY.............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

SUMMARY OF CONTRACT EXPENSES

(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

The expenses listed below are charged to all contracts issued on or after January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..........................7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE

               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%

     (1) Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a CDSC. The CDSC is waived:

     a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
     b) for any amount withdrawn from this contract required to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


The Internal Revenue Code may impose restrictions on withdrawals for contracts issued to Qualified Plans.

As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout the prospectus to CDSC do not apply to contracts issued under Simple Plans.


MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.......................................$30(2)


VARIABLE ACCOUNT CHARGES(3)
(annualized rate of variable account charges as a percentage of daily net assets)
Mortality and Expense Risk Charge.......................1.25%
Administration Charge...................................0.05%
     Total Variable Account Charges.....................1.30%

(2) The Contract Maintenance Charge is deducted each year on the contract anniversary and on the date of surrender upon full surrender of the contract.

(3) Variable account charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

SUMMARY OF CONTRACT EXPENSES

(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

The expenses listed below are charged to all contracts issued prior to January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)...........................5%(1)

(1) After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without a CDSC.

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE......................................$30(2)


VARIABLE ACCOUNT CHARGE(3)
(annualized rate of variable account charges as a percentage of daily net assets)
Mortality and Expense Risk Charge......................1.30%
     Total Variable Account Charge.....................1.30%

(2) The Contract Maintenance Charge is deducted each year on the contract anniversary and on the date of surrender upon full surrender of the contract.

(3) The variable account charge applies only to sub-account allocations. It does not apply to allocations made to the fixed account. It is charged on a daily basis at the annualized rate noted above.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

(AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                                      Management         Other           12b-1      Total Mutual
                                                                         Fees           Expenses         Fees       Fund Expenses
American Century: Growth - Investor Class (formerly, Twentieth            1.00%           0.00%          0.00%         1.00%
Century Growth)

American Century: Income & Growth - Investor Class                        0.67%           0.00%          0.00%         0.67%

American Century: International Growth - Investor Class (formerly,        1.20%           0.00%          0.00%         1.20%
Twentieth Century International Growth)

American Century: Short Term Government - Investor Class (formerly,       0.59%           0.00%          0.00%         0.59%
Benham Short-Term Government)

American Century: Ultra - Investor Class (formerly, Twentieth             0.99%           0.00%          0.00%         0.99%
Century Ultra)

Credit Suisse Warburg Pincus Emerging Growth Fund (formerly, Warburg      0.90%           0.27%          0.00%         1.17%
Pincus Emerging Growth Fund) - Common Class

Credit Suisse Warburg Pincus Global Fixed Income Fund (formerly,          0.49%           0.46%          0.00%         0.95%
Warburg Pincus Global Fixed Income Fund) - Common Class

Delchester Fund - Institutional Class                                     0.60%           0.40%          0.00%         1.00%

Dreyfus A Bonds Plus, Inc.                                                0.65%           0.35%          0.00%         1.00%

Dreyfus Appreciation Fund                                                 0.55%           0.33%          0.00%         0.88%

Dreyfus Balanced Fund, Inc.                                               0.60%           0.36%          0.00%         0.96%

Dreyfus Premier Third Century Fund, Inc. - Class Z (formerly,             0.75%           0.21%          0.00%         0.96%
Dreyfus Third Century Fund, Inc.)

Dreyfus S & P 500 Index Fund                                              0.25%           0.25%          0.00%         0.50%

Evergreen Equity Income Fund (formerly, Evergreen Income and Growth       0.84%           0.31%          0.00%         1.15%
Fund) - Y Shares

Federated Bond Fund - Class F                                             0.62%           0.46%          0.00%         1.08%

Federated High Yield Trust                                                0.52%           0.36%          0.00%         0.88%

Fidelity Advisor Balanced Fund - Class T                                  0.43%           0.22%          0.50%         1.15%

Fidelity Advisor Equity Income Fund - Class T                             0.48%           0.20%          0.50%         1.18%

Fidelity Advisor Growth Opportunities Fund - Class T                      0.35%           0.18%          0.50%         1.03%

Fidelity Advisor High Yield Fund - Class T                                0.45%           0.08%          0.50%         1.03%

Fidelity Asset Manager                                                    0.53%           0.18%          0.00%         0.71%

Fidelity Capital & Income Fund                                            0.58%           0.18%          0.00%         0.76%

Fidelity Equity-Income Fund                                               0.48%           0.19%          0.00%         0.67%

Fidelity Magellan(R) Fund                                                 0.71%           0.17%          0.00%         0.88%

Fidelity Puritan Fund                                                     0.43%           0.20%          0.00%         0.63%

Fidelity VIP High Income Portfolio                                        0.58%           0.10%          0.00%         0.68%

Franklin Mutual Series Fund Inc. - Mutual Shares Fund: Class A            0.60%           0.22%          0.35%         1.17%

Gartmore Growth Fund (formerly, Nationwide Growth Fund) - Class D         0.56%           0.27%          0.00%         0.83%

Gartmore Total Return Fund (formerly, Nationwide Fund) - Class D          0.58%           0.20%          0.00%         0.78%

INVESCO Dynamics Fund - Investor Class                                    0.46%           0.18%          0.25%         0.89%

Janus Fund                                                                0.65%           0.20%          0.00%         0.85%

Janus Twenty Fund                                                         0.65%           0.21%          0.00%         0.86%

Janus Worldwide Fund                                                      0.65%           0.23%          0.00%         0.88%

Lazard Small Cap Portfolio - Open Shares                                  0.75%           0.12%          0.25%         1.12%

MFS(R) Global Governments Fund - Class A (formerly, MFS(R) World          0.75%           0.41%          0.23%         1.39%
Governments Fund)

Nationwide Bond Fund - Class D                                            0.50%           0.33%          0.00%         0.83%

Nationwide Government Bond Fund (formerly, Nationwide Intermediate        0.50%           0.28%          0.00%         0.78%
U.S. Government Bond Fund) - Class D

Nationwide Large Cap Growth Fund (formerly, Prestige Large Cap            0.80%           0.15%          0.25%         1.20%
Growth Fund) - Class A

Nationwide Large Cap Value Fund (formerly, Prestige Large Cap Value       0.75%           0.15%          0.25%         1.15%
Fund) - Class A

Nationwide Money Market Fund - Prime Shares                               0.40%           0.25%          0.00%         0.65%


                                                                      Management         Other           12b-1      Total Mutual
                                                                         Fees           Expenses         Fees       Fund Expenses
Nationwide Small Cap Fund (formerly, Prestige Small Cap Fund) -           0.85%           0.15%          0.25%         1.35%
Class A

Nationwide S&P 500(R) Index Fund - Service Class                          0.13%           0.35%          0.15%         0.63%

Neuberger Berman Genesis Fund - Trust Class (formerly, Neuberger          1.13%           0.08%          0.00%         1.21%
Berman Genesis Trust)

Neuberger Berman Guardian Fund, Inc. - Investor Class                     0.71%           0.13%          0.00%         0.84%

Neuberger Berman Limited Maturity Bond Fund - Investor Class              0.52%           0.18%          0.00%         0.70%

Neuberger Berman Partners Fund, Inc. - Investor Class                     0.72%           0.12%          0.00%         0.84%

Oppenheimer Global Fund - Class A                                         0.67%           0.18%          0.23%         1.08%

Phoenix-Oakhurst Balanced Fund Series - Class A (formerly, Phoenix        0.70%           0.23%          0.25%         1.18%
Balanced Fund Series)

Prestige Balanced Fund - Class A                                          0.75%           0.10%          0.25%         1.10%

Prestige International Fund - Class A                                     0.85%           0.20%          0.25%         1.30%

Strong Advisor Common Stock Fund, Inc. (formerly, Strong Common           0.75%           0.57%          0.25%         1.57%
Stock Fund, Inc.)

Strong Large Cap Growth Fund (formerly, Strong Total Return Fund,         0.55%           0.44%          0.00%         0.99%
Inc.)

Templeton Foreign Fund - Class A                                          0.61%           0.29%          0.25%         1.15%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.



                                             UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                     (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, BEFORE EXPENSE REIMBURSEMENT)

                                                                        Management        Other          12b-1      Total Mutual
                                                                           Fees          Expenses        Fees       Fund Expenses
Credit Suisse Warburg Pincus Emerging Growth Fund (formerly, Warburg      0.90%           0.29%         0.00%           1.19%
Pincus Emerging Growth Fund) - Common Class

Credit Suisse Warburg Pincus Global Fixed Income Fund (formerly,          1.00%           0.48%         0.00%           1.48%
Warburg Pincus Global Fixed Income Fund) - Common Class

Delchester Fund - Institutional Class                                     0.63%           0.40%         0.00%           1.03%

Evergreen Equity Income Fund (formerly, Evergreen Income and Growth       0.87%           0.31%         0.00%           1.18%
Fund) - Y Shares

Federated Bond Fund - Class F                                             0.75%           0.48%         0.00%           1.23%

Federated High Yield Trust                                                0.75%           0.41%         0.00%           1.16%

Fidelity Advisor Balanced Fund - Class T                                  0.43%           0.23%         0.50%           1.16%

Fidelity Advisor Equity Income Fund - Class T                             0.48%           0.23%         0.50%           1.21%

Fidelity Advisor Growth Opportunities Fund - Class T                      0.35%           0.20%         0.50%           1.05%

Fidelity Asset Manager                                                    0.53%           0.22%         0.00%           0.75%

Fidelity Capital & Income Fund                                            0.58%           0.20%         0.00%           0.78%

Fidelity Equity-Income Fund                                               0.48%           0.21%         0.00%           0.69%

Fidelity Magellan Fund(R) Fund                                            0.71%           0.18%         0.00%           0.89%

Fidelity Puritan Fund                                                     0.43%           0.21%         0.00%           0.64%

Nationwide Large Cap Growth Fund (formerly, Prestige Large Cap            0.80%           0.69%         0.25%           1.74%
Growth Fund) - Class A

Nationwide Large Cap Value Fund (formerly, Prestige Large Cap Value       0.75%           0.77%         0.25%           1.77%
Fund) - Class A

Nationwide Small Cap Fund (formerly, Prestige Small Cap Fund) -           0.95%           0.90%         0.25%           2.10%
Class A


                                                                        Management        Other          12b-1      Total Mutual
                                                                           Fees          Expenses        Fees       Fund Expenses

Nationwide S&P 500(R) Index Fund - Service Class                          0.13%           0.42%         0.15%           0.70%

Neuberger Berman Limited Maturity Bond Fund - Investor Class              0.52%           0.24%         0.00%           0.76%

Prestige Balanced Fund - Class A                                          0.75%           1.82%         0.25%           2.82%

Prestige International Fund - Class A                                     0.85%           1.54%         0.25%           2.64%



EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and variable account charges of 1.30%. The Contract Maintenance Charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.





                                                  IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                               CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END   CONTRACT AT THE END OF THE
                                                 APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME      APPLICABLE TIME PERIOD
                                                                                     PERIOD

                                                 1      3      5      10     1      3      5      10     1      3      5      10
                                                YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
American Century: Growth - Investor Class        95    122    159    282     25     77    132    282     *      77    132    282
(formerly, Twentieth Century Growth)

American Century: Income & Growth - Investor     92    112    142    247     22     67    115    247     *      67    115    247
Class

American Century: International Growth -         97    129    170    303     27     84    143    303     *      84    143    303
Investor Class (formerly, Twentieth Century
International Growth)

American Century: Short Term Government -        91    110    138    239     21     65    111    239     *      65    111    239
Investor Class (formerly, Benham Short-Term
Government)

American Century: Ultra - Investor Class         95    122    159    281     25     77    132    281     *      77    132    281
(formerly, Twentieth Century Ultra)

Credit Suisse Warburg Pincus Emerging Growth     97    128    168    300     27     83    141    300     *      83    141    300
Fund (formerly, Warburg Pincus Emerging
Growth Fund) - Common Class

Credit Suisse Warburg Pincus Global Fixed        95    121    157    277     25     76    130    277     *      76    130    277
Income Fund (formerly, Warburg Pincus Global
Fixed Income Fund) - Common Class

Delchester Fund - Institutional Class            95    122    159    282     25     77    132    282     *      77    132    282

Dreyfus A Bonds Plus, Inc.                       95    122    159    282     25     77    132    282     *      77    132    282

Dreyfus Appreciation Fund                        94    119    153    270     24     74    126    270     *      74    126    270

Dreyfus Balanced Fund, Inc.                      95    121    157    278     25     76    130    278     *      76    130    278

Dreyfus Premier Third Century Fund, Inc. -       95    121    157    278     25     76    130    278     *      76    130    278
Class Z (formerly, Dreyfus Third Century
Fund, Inc.)

Dreyfus S & P 500 Index Fund                     90    107    133    229     20     62    106    229     *      62    106    229

Evergreen Equity Income Fund (formerly,          97    127    167    298     27     82    140    298     *      82    140    298
Evergreen Income and Growth Fund) - Y Shares

Federated Bond Fund - Class F                    96    125    164    290     26     80    137    290     *      80    137    290

Federated High Yield Trust                       94    119    153    270     24     74    126    270     *      74    126    270


                                                  IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                               CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END   CONTRACT AT THE END OF THE
                                                 APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME      APPLICABLE TIME PERIOD
                                                                                     PERIOD

                                                 1      3      5      10     1      3      5      10     1      3      5      10
                                                YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.

Fidelity Advisor Balanced Fund - Class T         97    127    167    298     27     82    140    298     *      82    140    298

Fidelity Advisor Equity Income Fund - Class T    97    128    169    301     27     83    142    301     *      83    142    301

Fidelity Advisor Growth Opportunities Fund -     96    123    161    285     26     78    134    285     *      78    134    285
Class T

Fidelity Advisor High Yield Fund - Class T       96    123    161    285     26     78    134    285     *      78    134    285

Fidelity Asset Manager                           92    113    144    251     22     68    117    251     *      68    117    251

Fidelity Capital & Income Fund                   93    115    147    257     23     70    120    257     *      70    120    257

Fidelity Equity-Income Fund                      92    112    142    247     22     67    115    247     *      67    115    247

Fidelity Magellan(R) Fund                        94    119    153    270     24     74    126    270     *      74    126    270

Fidelity Puritan Fund                            91    111    140    243     21     66    113    243     *      66    113    243

Fidelity VIP High Income Portfolio               92    112    143    248     22     67    116    248     *      67    116    248

Franklin Mutual Series Fund Inc. - Mutual        97    128    168    300     27     83    141    300     *      83    141    300
Shares Fund: Class A

Gartmore Growth Fund (formerly, Nationwide       93    117    150    264     23     72    123    264     *      72    123    264
Growth Fund) - Class D

Gartmore Total Return Fund (formerly,            93    116    148    259     23     71    121    259     *      71    121    259
Nationwide Fund) - Class D

INVESCO Dynamics Fund - Investor Class           94    119    154    271     24     74    127    271     *      74    127    271

Janus Fund                                       94    118    152    266     24     73    125    266     *      73    125    266

Janus Twenty Fund                                94    118    152    267     24     73    125    267     *      73    125    267

Janus Worldwide Fund                             94    119    153    270     24     74    126    270     *      74    126    270

Lazard Small Cap Portfolio - Open Shares         96    126    166    294     26     81    139    294     *      81    139    294

MFS(R) Global Governments Fund - Class A         99    135    180    322     29     90    153    322     *      90    153    322
(formerly, MFS(R) World Governments Fund)

Nationwide Bond Fund - Class D                   93    117    150    264     23     72    123    264     *      72    123    264

Nationwide Government Bond Fund (formerly,       93    116    148    259     23     71    121    259     *      71    121    259
Nationwide Intermediate U.S. Government Bond
Fund) - Class D

Nationwide Large Cap Growth Fund (formerly,      97    129    170    303     27     84    143    303     *      84    143    303
Prestige Large Cap Growth Fund) - Class A

Nationwide Large Cap Value Fund (formerly,       97    127    167    298     27     82    140    298     *      82    140    298
Prestige Large Cap Value Fund) - Class A

Nationwide Money Market Fund - Prime Shares      92    111    141    245     22     66    114    245     *      66    114    245

Nationwide Small Cap Fund (formerly, Prestige    98    130    172    308     28     85    145    308     *      85    145    308
Small Cap Fund) - Class A

Nationwide S&P 500(R) Index Fund - Service Class 91    111    140    243     21     66    113    243     *      66    113    243

Neuberger Berman Genesis Fund - Trust Class      97    129    170    304     27     84    143    304     *      84    143    304
(formerly, Neuberger Berman Genesis Trust)

Neuberger Berman Guardian Fund, Inc. -           94    117    151    265     24     72    124    265     *      72    124    265
Investor Class

Neuberger Berman Limited Maturity Bond Fund -    92    113    144    250     22     68    117    250     *      68    117    250
Investor Class

Neuberger Berman Partners Fund, Inc. -           94    117    151    265     24     72    124    265     *      72    124    265
Investor Class

Oppenheimer Global Fund - Class A                96    125    164    291     26     80    137    291     *      80    137    291

Phoenix-Oakhurst Balanced Fund Series - Class    97    128    169    301     27     83    142    301     *      83    142    301
A (formerly, Phoenix Balanced Fund Series)

Prestige Balanced Fund - Class A                 96    126    165    292     26     81    138    292     *      81    138    292

Prestige International Fund - Class A            98    132    175    313     28     87    148    313     *      87    148    313

Strong Advisor Common Stock Fund, Inc.          101    140    189    340     31     95    162    340     *      95    162    340
(formerly, Strong Common Stock Fund, Inc.)


                                                  IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                               CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END   CONTRACT AT THE END OF THE
                                                 APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME      APPLICABLE TIME PERIOD
                                                                                     PERIOD

                                                 1      3      5      10     1      3      5      10     1      3      5      10
                                                YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
Strong Large Cap Growth Fund (formerly,          95    122    159    281     25     77    132    281     *      77    132    281
Strong Total Return Fund, Inc.)

Templeton Foreign Fund - Class A                 97    127    167    298     27     82    140    298     *      82    140    298


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are deferred variable annuity contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

CHARGES AND EXPENSES


Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an annualized rate of 1.30% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks.

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered. For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.


On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the contract value.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").


FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), Two Nationwide Plaza, --- Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Individual Retirement Accounts are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.


A SEP IRA plan established by an employer must satisfy:


-    minimum participation rules;

-    top-heavy contribution rules;

-    nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-    vesting requirements,

-    participation requirements; and

-    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

Roth IRA contracts satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. The sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified Contracts.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.


Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.


- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that this rate will not be less than 3.0% per year.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.


This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account.

The mortality risk component is equal to an annualized rate of 0.80% of the daily net assets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the variable account. This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the daily net assets of the variable account. The Administration Charge reimburses Nationwide for administrative expenses. Nationwide will monitor this charge to ensure that it does not exceed actual administration expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales literature and other promotional expenses. Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan. No CDSC is deducted on transfers between the fixed account and the variable account. The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.

 NUMBER OF COMPLETED YEARS FROM      CDSC PERCENTAGE
    DATE OF PURCHASE PAYMENT

                0                           7%
                1                           6%
                2                           5%
                3                           4%
                4                           3%
                5                           2%
                6                           1%
                7                           0%


Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

b) for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.


For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered. In no event will any CDSC be charged against any amounts held under the contract for at least 8 years. Certain partial surrenders may be requested for which no CDSC will be assessed. For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

WAIVER OF CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

     1) the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

     2) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

     3) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

     4) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

     5)   the plan participant dies; or

     6)   the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

     1)   the designated annuitant dies; or

     2)   the contract owner annuitizes after 2 years in the contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE CHARGE


Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the contract value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in
Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the fixed account and variable account in the same percentages as purchase payments are allocated at the time of the deduction.


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP


All contract rights are exercised by the annuitant. Throughout this prospectus, discussions relating to the rights and capabilities of a contract owner under the contracts apply to the annuitant.

The annuitant exercising the rights of the contract owner may request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the annuitant; and

     -    received at Nationwide's home office before the annuitization date.


Nationwide must review and approve any change requests. If there is a change of annuitant, distributions will be made as if the contract owner died at the time of the change.

ANNUITANT


The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.


Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

BENEFICIARY AND CONTINGENT BENEFICIARY


The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant. More than one beneficiary can be named. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded. The change will not affect any action taken by Nationwide before the change was recorded.


OPERATION OF THE CONTRACT

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                      -  Independence Day
-   Martin Luther King, Jr. Day         -  Labor Day
-   Presidents' Day                     -  Thanksgiving
-   Good Friday                         -  Christmas
-   Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE


The contract value is the sum of:


     1) the value of amounts allocated to the sub-accounts of the variable account; and

     2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:


a)       is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);


b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.


Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE


Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.


Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.


Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.


The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account charges;

-    the Contract Maintenance Charge;

-    underlying mutual fund charges;

-    investment performance of the underlying mutual funds; and

-    amounts allocated to the fixed account and any interest credited.


A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Nationwide Money Market Fund to any other underlying mutual fund.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program


Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the Nationwide Money Market Fund.


SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date; or


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


     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE


The annuity commencement date is the date on which annuity payments are scheduled to begin. The annuity commencement date may be changed before annuitization. This change must be in writing and approved by Nationwide.


ANNUITIZING THE CONTRACT

ANNUITIZATION DATE


The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.


If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.


The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the annuitant to the fixed payment annuity table for the annuity payment option elected.


Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.


The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the annuitant to the variable payment annuity table for the annuity payment option elected.


The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.


Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS


An annuity payment option must be elected before the annuitization date. The annuity payment options are:


1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.


Not all of the annuity payment options may be available in all states. Annuitants may request other options before the annuitization date. These options are subject to Nationwide's approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.


DEATH BENEFITS

DEATH OF ANNUITANT

If the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable. In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

- If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

     1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

     2)   Nationwide approved the request.

- If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2) the sum of all purchase payments, less an adjustment for amounts surrendered.

     The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.


For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:


- If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

     1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

     2)   Nationwide approved the request.

- If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2)   the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS


Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.


REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS


Distributions from Qualified Contracts will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:


     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.


Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Qualified Contract of the annuitant.


If the annuitant's entire interest in a Qualified Plan will be distributed in equal or substantially equal payments over a period described in (a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.


Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Qualified Contract by the end of the previous calendar year by:


a)   the annuitant's life expectancy, or if applicable;

b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ACCOUNTS, SEP IRAS, AND SIMPLE IRAS

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the annuitant's life or the lives of the annuitant and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancy of the annuitant and the annuitant's designated beneficiary.

If the annuitant dies before distributions begin, the interest in the IRA, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs, unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an IRA, SEP IRA or Simple IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have reached age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the annuitant's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, Individual Retirement Account or Simple IRA of the annuitant.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the annuitant's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.


If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

IRA, SEP IRA and Simple IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the annuitant dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the annuitant's lifetime.

When the annuitant dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to:


          1) treat the contract as a Roth IRA established for his or her benefit; or


          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the annuitant would have reached age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     a) a uniform table is used to determine the annuitant's life expectancy and uses the joint life expectancy of the annuitant and a person 10 years younger recalculated annually; and

     b) if the annuitant's spouse is the sole designated beneficiary and is more than 10 years younger than the annuitant/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the annuitant's death. Under the previous proposed regulations, the designated beneficiary had to be determined no later than the required beginning date (generally, when the annuitant attained age 70 1/2).


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.


If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.


The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.


The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    IRAs

-    SEP IRAs;

-    Simple IRAs; and

-    Roth IRAs.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:


-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.


A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;


- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);


- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the annuitant requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit annuitants to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If an annuitant is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and


     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

TAX CHANGES


The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e.,

          Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;


     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any material litigation of any nature.

ADVERTISING


A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Nationwide Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;

     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          --Money;
          --Forbes;
          --Kiplinger's Personal Finance Magazine;
          --Financial World;
          --Consumer Reports;
          --Business Week;
          --Time;
          --Newsweek;
          --National Underwriter; and
          --News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $10,000 and no CDSC. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized return and non-standardized return quotations are calculated using data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.


                                             SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED RETURN

                                                                                              10 Years or Date
                                                                                             Fund Available in   Date Fund Added
                                                             1 Year To         5 Years To     Variable Account     to Variable
                   Sub-Account Options                       12/31/2000        12/31/2000      To 12/31/2000         Account

  American Century: Growth - Investor Class (formerly,       -24.50%             14.47%            13.34%            01/28/83
  Twentieth Century Growth)

  American Century: Income & Growth - Investor Class         -20.66%              N/A              11.90%            10/31/96

  American Century: International Growth - Investor          -24.77%             13.66%            14.41%            02/01/95
  Class (formerly, Twentieth Century International
  Growth)

  American Century: Short-Term Government - Investor          -3.59%              0.28%             1.39%            04/30/84
  Class (formerly, Benham Short-Term Government)

  American Century: Ultra - Investor Class (formerly,        -29.27%             12.29%            10.39%            10/15/93
  Twentieth Century Ultra)

  Credit Suisse Warburg Pincus Emerging Growth Fund          -22.03%              7.49%             9.55%            12/18/95
  (formerly, Warburg Pincus Emerging Growth Fund) -
  Common Class

  Credit Suisse Warburg Pincus Global Fixed Income Fund       -4.15%              N/A              -0.72%            01/05/98
  (formerly, Warburg Pincus Global Fixed Income Fund) -
  Common Class

  Delchester Fund - Institutional Class                      -30.09%             -5.22%            -1.27%            12/31/92

  Dreyfus A Bonds Plus, Inc.                                  -1.19%              0.42%             0.83%            01/31/94

  Dreyfus Appreciation Fund                                   -9.34%              N/A               7.71%            01/05/98

  Dreyfus Balanced Fund, Inc.                                 -9.18%              N/A               1.25%            01/05/98

  Dreyfus Premier Third Century Fund, Inc. - Class Z         -22.84%             14.95%            11.71%            01/04/93
  (formerly, Dreyfus Third Century Fund, Inc.)

  Dreyfus S & P 500 Index Fund                               -19.78%             13.76%            12.98%            01/04/93

  Evergreen Equity Income Fund (formerly, Evergreen           -4.22%              7.48%             7.04%            01/04/93
  Income and Growth Fund) - Y Shares

  Federated Bond Fund - Class F                               -6.55%              N/A              -0.99%            11/01/96

  Federated High Yield Trust                                 -19.72%              N/A              -8.05%            12/31/97

  Fidelity Advisor Balanced Fund - Class T                   -16.23%              4.16%             4.55%            12/18/95

  Fidelity Advisor Equity Income Fund - Class T               -2.07%              9.32%             9.78%            12/18/95

  Fidelity Advisor Growth Opportunities Fund - Class T       -27.75%              5.65%             6.37%            12/18/95

  Fidelity Advisor High Yield Fund - Class T                 -21.22%             -0.01%             0.13%            12/18/95

  Fidelity Asset Manager                                      -8.80%              8.92%             6.62%            10/15/93

  Fidelity Capital & Income Fund                             -19.63%              2.02%             9.09%            01/02/85

  Fidelity Equity-Income Fund                                 -2.86%             11.42%            13.99%            03/16/83

  Fidelity Magellan(R) Fund                                  -19.52%             12.13%            13.79%            01/04/93

  Fidelity Puritan Fund                                       -3.62%              8.46%             9.77%            01/04/93

  Fidelity VIP High Income Portfolio                         -31.62%             -3.05%             5.18%            05/01/91

  Franklin Mutual Series Fund, Inc. - Mutual Shares            1.95%              N/A               3.32%            01/05/98
  Fund: Class A

  Gartmore Growth Fund (formerly, Nationwide Growth          -38.78%              4.05%             8.76%            01/29/81
  Fund) - Class D

  Gartmore Total Return Fund (formerly, Nationwide           -13.10%             13.19%            11.74%            01/29/81
  Fund) - Class D

  INVESCO Dynamics Fund - Investor Class                     -18.12%              N/A              22.51%            11/02/98

  Janus Fund                                                 -24.68%             16.57%            17.07%            12/18/95

  Janus Twenty Fund                                          -40.75%             22.50%            16.28%            10/15/93

  Janus Worldwide Fund                                       -26.48%              N/A              14.91%            11/01/96

  Lazard Small Cap Portfolio - Open Shares                     4.11%              N/A               3.63%            11/02/98

  MFS(R) Global Governments Fund - Class A (formerly,         -9.72%              3.45%             0.65%            02/15/83
  MFS(R) World Governments Fund)

  Nationwide Bond Fund - Class D                              -3.99%             -0.21%             3.35%            01/29/81


STANDARDIZED RETURN (CONTINUED)

                                                                                              10 Years or Date
                                                                                             Fund Available in   Date Fund Added
                                                             1 Year To         5 Years To     Variable Account     to Variable
                   Sub-Account Options                       12/31/2000        12/31/2000      To 12/31/2000         Account
  Nationwide Government Bond Fund (formerly, Nationwide        1.47%              1.47%             1.76%            12/18/95
  Intermediate U.S. Government Bond Fund) - Class D

  Nationwide Large Cap Growth Fund (formerly, Prestige       -32.14%              N/A              -4.53%            11/02/98
  Large Cap Growth Fund) - Class A

  Nationwide Large Cap Value Fund (formerly, Prestige          3.95%              N/A              -1.08%            11/02/98
  Large Cap Value Fund) - Class A

  Nationwide Money Market Fund - Prime Shares                 -5.47%              0.29%             0.26%            01/29/81

  Nationwide Small Cap Fund (formerly, Prestige Small         -6.83%              N/A               6.39%            11/02/98
  Cap Fund) - Class A

  Nationwide S&P 500(R) Index Fund - Service Class            -19.88%             N/A              -2.94%            11/02/98

  Neuberger Berman Genesis Fund - Trust Class                 20.78%              N/A               2.82%            01/05/98
  (formerly, Neuberger Berman Genesis Trust)

  Neuberger Berman Guardian Fund, Inc. - Investor Class      -12.70%              4.26%             6.21%            01/31/94

  Neuberger Berman Limited Maturity Bond Fund -               -4.68%             -0.02%            -0.12%            09/30/93
  Investor Class

  Neuberger Berman Partners Fund, Inc. - Investor Class      -10.47%              9.42%            10.82%            01/04/93

  Oppenheimer Global Fund - Class A                           -7.26%             17.40%            16.51%            01/04/93

  Phoenix-Oakhurst Balanced Fund Series - Class A            -11.34%              6.51%             6.04%            01/31/94
  (formerly, Phoenix Balanced Fund Series) Balanced
  Fund Series

  Prestige Balanced Fund - Class A                           -12.21%              N/A              -3.05%            11/02/98

  Prestige International Fund - Class A                      -21.10%              N/A              -2.96%            11/02/98

  Strong Advisor Common Stock Fund, Inc. (formerly,          -12.10%              N/A              13.52%            11/02/98
  Strong Common Stock Fund, Inc.)

  Strong Large Cap Growth Fund (formerly, Strong Total       -23.30%             16.79%            15.36%            01/04/93
  Return Fund, Inc.)

  Templeton Foreign Fund - Class A                           -14.36%              5.40%             6.24%            02/01/95




NON-STANDARDIZED RETURN

                                                                                                10 Years To
                                                             1 Year To         5 Years To      12/31/2000 or        Date Fund
                   Sub-Account Options                       12/31/2000        12/31/2000       Life of Fund        Effective
  American Century: Growth - Investor Class (formerly,       -16.11%            16.74%            14.93%             10/31/58
  Twentieth Century Growth)

  American Century: Income & Growth - Investor Class         -11.99%            15.83%            15.92%             12/17/90

  American Century: International Growth - Investor          -16.41%            16.14%            13.76%             05/01/91
  Class (formerly, Twentieth Century International
  Growth)

  American Century: Short-Term Government - Investor           6.11%             3.50%             3.93%             12/15/82
  Class (formerly, Benham Short-Term Government)

  American Century: Ultra - Investor Class (formerly,        -21.25%            14.67%            18.93%             11/02/81
  Twentieth Century Ultra)

  Credit Suisse Warburg Pincus Emerging Growth Fund          -13.47%            10.25%            16.33%             01/31/88
  (formerly, Warburg Pincus Emerging Growth Fund) -
  Common Class

  Credit Suisse Warburg Pincus Global Fixed Income Fund        5.55%             3.93%             5.56%             11/01/90
  (formerly, Warburg Pincus Global Fixed Income Fund) -
  Common Class

  Delchester Fund - Institutional Class                      -22.13%            -2.17%             6.10%             08/20/70

  Dreyfus A Bonds Plus, Inc.                                   8.51%             3.65%             6.39%             06/25/76

  Dreyfus Appreciation Fund                                    0.19%            16.94%            15.56%             01/31/84

  Dreyfus Balanced Fund, Inc.                                  0.35%             8.40%             9.39%             09/30/92


NON-STANDARDIZED RETURN (CONTINUED)

                                                                                                10 Years To
                                                             1 Year To         5 Years To      12/31/2000 or        Date Fund
                   Sub-Account Options                       12/31/2000        12/31/2000       Life of Fund        Effective
  Dreyfus Premier Third Century Fund, Inc. - Class Z         -14.33%             17.13%           14.34%             03/29/72
  (formerly, Dreyfus Third Century Fund, Inc.)

  Dreyfus S & P 500 Index Fund                               -11.04%             15.97%           15.21%             01/02/90

  Evergreen Equity Income Fund (formerly, Evergreen            5.48%             10.19%           10.35%             08/31/78
  Income and Growth Fund) - Y Shares

  Federated Bond Fund - Class F                                3.15%              3.16%            9.49%             05/20/87

  Federated High Yield Trust                                 -10.98%              2.10%            9.48%             08/23/84

  Fidelity Advisor Balanced Fund - Class T                    -7.23%              6.92%            9.50%             01/31/87

  Fidelity Advisor Equity Income Fund - Class T                7.63%             11.88%           15.04%             09/30/92

  Fidelity Advisor Growth Opportunities Fund - Class T       -19.61%              8.12%           14.26%             11/30/87

  Fidelity Advisor High Yield Fund - Class T                 -12.60%              2.95%            9.79%             01/31/87

  Fidelity Asset Manager                                       0.76%             11.52%           11.77%             12/28/88

  Fidelity Capital & Income Fund                             -10.88%              4.91%           10.63%             11/01/77

  Fidelity Equity-Income Fund                                  6.84%             13.82%           15.53%             05/16/66

  Fidelity Magellan(R) Fund                                  -10.77%             14.55%           16.62%             05/02/63

  Fidelity Puritan Fund                                        6.08%             11.04%           12.99%             04/16/47

  Fidelity VIP High Income Portfolio                         -23.78%             -0.09%            8.29%             09/19/85

  Franklin Mutual Series Fund, Inc. - Mutual Shares           11.65%             12.89%           15.17%             01/31/68
  Fund: Class A

  Gartmore Growth Fund (formerly, Nationwide Growth          -31.47%              6.57%           10.41%             02/27/61
  Fund) - Class D

  Gartmore Total Return Fund (formerly, Nationwide            -3.86%             15.35%           13.52%             05/30/33
  Fund) - Class D

  INVESCO Dynamics Fund - Investor Class                      -9.26%             21.07%           22.14%             09/01/67

  Janus Fund                                                 -16.31%             18.83%           16.95%             12/31/85

  Janus Twenty Fund                                          -33.59%             24.41%           20.21%             04/26/85

  Janus Worldwide Fund                                       -18.25%             19.46%           18.19%             05/15/91

  Lazard Small Cap Portfolio - Open Shares                    13.81%             N/A               4.82%             01/30/97

  MFS(R) Global Governments Fund - Class A (formerly,          0.23%              0.12%            3.09%             02/25/81
  MFS(R) World Governments Fund)

  Nationwide Bond Fund - Class D                               5.71%              3.02%            5.59%             03/01/80

  Nationwide Government Bond Fund (formerly, Nationwide       11.17%              4.62%            5.21%             02/28/92
  Intermediate U.S. Government Bond Fund) - Class D

  Nationwide Large Cap Growth Fund (formerly, Prestige       -24.33%             N/A               7.09%             11/02/98
  Large Cap Growth Fund) - Class A

  Nationwide Large Cap Value Fund (formerly, Prestige         13.65%             N/A               5.48%             11/02/98
  Large Cap Value Fund) - Class A

  Nationwide Money Market Fund - Prime Shares                  4.23%              3.50%            3.01%             03/01/80

  Nationwide Small Cap Fund (formerly, Prestige Small          2.87%             N/A              12.96%             11/02/98
  Cap Fund) - Class A

  Nationwide S&P 500(R) Index Fund - Service Class           -11.15%             N/A               7.40%             10/30/98

  Neuberger Berman Genesis Fund - Trust Class                 30.48%             15.83%           16.38%             09/26/88
  (formerly, Neuberger Berman Genesis Trust)

  Neuberger Berman Guardian Fund, Inc. - Investor Class       -3.43%              7.00%           12.29%             06/01/50

  Neuberger Berman Limited Maturity Bond Fund -                5.02%              3.20%            4.17%             06/09/86
  Investor Class

  Neuberger Berman Partners Fund, Inc. - Investor Class       -1.03%             11.81%           13.72%             07/16/68

  Oppenheimer Global Fund - Class A                            2.42%             19.81%           14.98%             12/08/69

  Phoenix-Oakhurst Balanced Fund Series - Class A             -1.97%              9.25%            9.32%             01/30/81
  (formerly, Phoenix Balanced Fund Series)

  Prestige Balanced Fund - Class A                            -2.90%             N/A               5.15%             11/02/98

  Prestige International Fund - Class A                      -12.46%             N/A               4.42%             11/02/98


NON-STANDARDIZED RETURN (CONTINUED)

                                                                                                10 Years To
                                                             1 Year To         5 Years To      12/31/2000 or        Date Fund
                   Sub-Account Options                       12/31/2000        12/31/2000       Life of Fund        Effective
  Strong Advisor Common Stock Fund, Inc. (formerly,           -2.78%             15.42%           19.63%             12/29/89
  Strong Common Stock Fund, Inc.)

  Strong Large Cap Growth Fund (formerly, Strong Total       -14.83%             19.15%           16.51%             12/30/81
  Return Fund, Inc.)

  Templeton Foreign Fund - Class A                            -5.21%              8.24%            9.59%             10/05/82



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculation of Performance...................................................2

Annuity Payments.............................................................2
Financial Statements.........................................................3

APPENDIX A:  OBJECTIVES FOR THE UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

(AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

For contracts issued on or after January 1, 1993, variable account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying mutual fund options listed below:

AMERICAN CENTURY: GROWTH - INVESTOR CLASS (FORMERLY, TWENTIETH CENTURY GROWTH)

Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the fund's investment adviser.


AMERICAN CENTURY: INCOME & GROWTH - INVESTOR CLASS


Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the fund's investment adviser.


AMERICAN CENTURY: INTERNATIONAL GROWTH - INVESTOR CLASS (FORMERLY, TWENTIETH CENTURY INTERNATIONAL GROWTH)


Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the fund's investment adviser.


AMERICAN CENTURY: SHORT-TERM GOVERNMENT - INVESTOR CLASS (FORMERLY, BENHAM SHORT-TERM GOVERNMENT)

Investment Objective: Seeks current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. The fund invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS (FORMERLY, TWENTIETH CENTURY ULTRA)

Investment Objective: Seeks capital growth by investing primarily in common stocks that are considered by management to have - - better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the fund's investment adviser.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND (FORMERLY, WARBURG PINCUS EMERGING GROWTH FUND) - COMMON CLASS


Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential. Credit Suisse Asset Management, LLC, serves as the Fund's investment adviser.


CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND (FORMERLY, WARBURG PINCUS GLOBAL FIXED INCOME FUND) - COMMON CLASS


Investment Objective: Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund will pursue its objective by investing in a portfolio principally consisting of investment grade fixed income securities of governmental and corporate issuers denominated in various currencies, including U.S. dollars. Credit Suisse Asset Management, LLC, serves as the fund's investment adviser.

DELCHESTER FUND - INSTITUTIONAL CLASS

Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the fund than an investment in a mutual fund comprised primarily of investment grade bonds. Delaware Management Company, Inc. serves as the fund's investment adviser.

DREYFUS A BONDS PLUS, INC.


Investment Objective: To provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the fund's investment objective will be achieved. The Dreyfus Corporation serves as the fund's investment adviser.


DREYFUS APPRECIATION FUND

Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS BALANCED FUND, INC.

Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z (FORMERLY, DREYFUS THIRD CENTURY FUND, INC.)

Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS S & P 500 INDEX FUND

Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares. The Dreyfus Corporation serves as the fund's investment adviser.


EVERGREEN EQUITY INCOME FUND (FORMERLY, EVERGREEN INCOME AND GROWTH FUND) - Y SHARES)

Investment Objective: Seeks to achieve a return consisting of current income and capital growth in the value of its shares. The Fund invests primarily in common stocks and securities convertible into common stocks across all market capitalizations that on the purchase date pay a yield higher than the average yield of companies included in the S&P 500. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth -oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund intends to invest in investment grade bonds and convertible debentures of any quality up to 25% of its assets. The Fund may also invest up to 50% of its assets in foreign securities. Evergreen Investment Management Company, LLC serves as the Fund's investment adviser.


FEDERATED BOND FUND - CLASS F

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the fund's investment objective. Federated Investment Management Company serves as the fund's investment adviser.

FEDERATED HIGH YIELD TRUST

Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Investment Management Company serves as the fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS T

Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T


Investment Objective: Seeks capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

Investment Objective: A bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ASSET MANAGER

Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY CAPITAL & INCOME FUND

Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY MAGELLAN(R) FUND

Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the fund's management believes that this income will have a favorable influence on the market value of the security. Because the fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY PURITAN FUND

Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY VIP HIGH INCOME PORTFOLIO

Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

- at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

- up to 20% in common stocks and other equity securities when consistent with the portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the fund's investment adviser.

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A

Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the fund's investment adviser.


GARTMORE GROWTH FUND (FORMERLY, NATIONWIDE GROWTH FUND) - CLASS D

Investment Objective: Seeks long-term capital appreciation. The fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc.

GARTMORE TOTAL RETURN FUND (FORMERLY, NATIONWIDE FUND) - CLASS D

Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc.

INVESCO DYNAMICS FUND - INVESTOR CLASS


Investment Objective: To seek appreciation of capital through aggressive investment policies. The fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Fund Group, Inc. serves as the fund's investment adviser. INVESCO Trust Company serves as the fund's sub-adviser.

JANUS FUND

Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND

Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the fund's investment adviser.

JANUS WORLDWIDE FUND


Investment Objective: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the fund's investment adviser.


LAZARD SMALL CAP PORTFOLIO - OPEN SHARES


Investment Objective: Seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the fund's investment adviser.


MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A (FORMERLY, MFS(R) WORLD
GOVERNMENTS FUND)


Investment Objective: Seeks not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. Massachusetts Financial Services Company serves as the fund's investment adviser.

NATIONWIDE BOND FUND - CLASS D

Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the fund will be intermediate, which is defined as being between six and ten years. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc.


NATIONWIDE GOVERNMENT BOND FUND (FORMERLY, NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND) - CLASS D

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc.

NATIONWIDE LARGE CAP GROWTH FUND (FORMERLY, PRESTIGE LARGE CAP GROWTH FUND) - CLASS A

Investment Objective: Seeks long-term capital appreciation. The fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects of earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in Russell 1000(R) Growth Index, which currently have market capitalizations that range from $14 billion to $272 billion. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc. Goldman Sachs Asset Management is the Fund's sub-adviser.

NATIONWIDE LARGE CAP VALUE FUND (FORMERLY, PRESTIGE LARGE CAP VALUE FUND) - CLASS A

Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc. Brinson Partners, Inc. is the fund's sub-adviser.

NATIONWIDE MONEY MARKET FUND - PRIME SHARES

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund invests in high-quality money market instruments maturing in 397 days or less. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc.

NATIONWIDE SMALL CAP FUND (FORMERLY, PRESTIGE SMALL CAP FUND) - CLASS A

Investment Objective: Seeks long-term capital appreciation. The fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc. INVESCO Management & Research, Inc. serves as the fund's sub-adviser, providing daily portfolio management for the fund.


NATIONWIDE S&P 500(R) INDEX FUND - SERVICE CLASS

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. VMF serves as the fund's investment adviser and The Dreyfus Corporation is the fund's sub-adviser.

"S&P(R)" has been licensed for use by Nationwide Advisory Services, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


NEUBERGER BERMAN GENESIS FUND - TRUST CLASS (FORMERLY, NEUBERGER BERMAN GENESIS TRUST)


Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the fund's investment adviser. THIS FUND IS NOT AVAILABLE FOR PLANS ESTABLISHED ON OR AFTER MARCH 6, 1998.


NEUBERGER  BERMAN GUARDIAN FUND, INC. - INVESTOR CLASS


Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the fund's investments is on common stock. The fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the fund's investment adviser.


NEUBERGER BERMAN LIMITED MATURITY BOND FUND - INVESTOR CLASS


Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective. Neuberger Berman Management Incorporated serves as the fund's investment adviser.


NEUBERGER BERMAN PARTNERS FUND, INC. - INVESTOR CLASS


Investment Objective: Seeks capital growth. The fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The fund's management believes that the fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the fund's investment adviser.


OPPENHEIMER GLOBAL FUND - CLASS A


Investment Objective: Seeks capital appreciation. The fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the fund's investment adviser.


PHOENIX-OAKHURST BALANCED FUND SERIES - CLASS A (FORMERLY, PHOENIX BALANCED FUND SERIES)


Investment Objective: Seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement. Phoenix Investment Counsel serves as the fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS A


Investment Objective: To provide a high total return from a diversified portfolio of equity and fixed income securities. The fund seeks to provide a total return that approaches the total return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its asset in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc. J.P. Morgan Investment Management Inc. is the fund's sub-adviser.


PRESTIGE INTERNATIONAL FUND - CLASS A


Investment Objective: Seeks capital appreciation. The fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The fund invests primarily in equity securities of non-United State companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc. Lazard Asset Management is the Fund's sub-adviser.

STRONG ADVISOR COMMON STOCK FUND, INC. (FORMERLY, STRONG COMMON STOCK FUND,
INC.)

Investment Objective: Seeks capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

STRONG LARGE CAP GROWTH FUND (FORMERLY, STRONG TOTAL RETURN FUND, INC.)

Investment Objective: Seeks capital growth. The fund invests at least 65% of its assets in stocks of large-capitalization companies that its managers believe offer the potential for capital growth. Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Index at the time of investment. The fund's managers seek to identify companies that have accelerating sales and earnings, enjoy a competitive advantage (for example, dominant market share), and have effective management (for example, high return on invested capital). The managers may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. Strong Capital Management, Inc. serves as the fund's investment adviser.


TEMPLETON FOREIGN FUND - CLASS A

Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for an accumulation unit outstanding throughout the period.



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
American Century: Growth        117.667874          99.058910            -15.81%             148,234          2000
(formerly Twentieth              88.518097         117.667874             32.93%             153,919          1999
Century Growth)                  65.572069          88.518097             34.99%             150,519          1998
                                 51.389039          65.572069             27.60%             158,492          1997
                                 45.274141          51.389039             13.51%             186,518          1996
                                 38.113717          45.274141             18.79%             231,124          1995
                                 39.197771          38.113717             -2.77%             324,141          1994
                                 38.275689          39.197771              2.41%             335,369          1993
                                 40.518750          38.275689             -5.54%             404,811          1992
                                 24.287059          40.518750             66.83%             410,440          1991

American Century: Income &       20.537578          18.136235            -11.69%             539,511          2000
Growth                           17.640513          20.537578             16.42%             534,684          1999
                                 14.002308          17.640513             25.98%             397,026          1998
                                 10.551440          14.002308             32.71%             135,424          1997
                                 10.000000          10.551440              5.51%              18,133          1996

American Century:                29.892733          25.077938            -16.11%             123,327          2000
International Growth             18.416900          29.892733             62.31%              67,212          1999
(formerly Twentieth              15.678789          18.416900             17.46%              48,212          1998
Century International            15.678789          18.416900             17.46%              48,212          1998
Growth)                          13.268469          15.678789             18.17%              31,799          1997
                                 11.748911          13.268469             12.93%               7,683          1996
                                 10.000000          11.748911             17.49%              25,477          1995

American Century: Short          23.132624          24.610929              6.39%             102,017          2000
Term Government (formerly        23.012292          23.132624              0.52%              87,493          1999
Benham Short Term                21.986961          23.012292              4.66%             131,664          1998
Government)                      21.012508          21.986961              4.64%             138,808          1997
                                 20.449954          21.012508              2.75%             157,941          1996
                                 18.748399          20.449954              9.08%             216,620          1995
                                 19.087872          18.748399             -1.78%             183,649          1994
                                 18.563845          19.087872              2.82%             182,484          1993
                                 18.018283          18.563845              3.03%             177,970          1992
                                 16.352445          18.018283             10.19%             191,264          1991

American Century: Ultra          31.115121          24.597823            -20.95%           1,057,861          2000
(formerly Twentieth              22.284614          31.115121             39.63%             958,510          1999
Century Ultra)                   16.780808          22.284614             32.80%             784,677          1998
                                 13.807925          16.780808             21.53%             660,821          1997
                                 12.289075          13.807925             12.36%             530,842          1996
                                  9.043121          12.289075             35.89%             266,570          1995
                                  9.505758           9.043121             -4.87%             116,020          1994
                                 10.000000           9.505758             -4.94%               2,713          1993

Credit Suisse Warburg            20.672241          17.950417            -13.17%             339,409          2000
Pincus Emerging Growth           14.769496          20.672241             39.97              288,739          1999
Fund (formerly, Warburg          14.140391          14.769496              4.45%             338,034          1998
Pincus Emerging Growth           11.814248          14.140391             19.69%             316,835          1997
Fund) - Common Class             10.895016          11.814248              8.44%             250,912          1996
                                 10.000000          10.895016              8.95%                   0          1995


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
Credit Suisse Warburg            10.554122          11.172038               5.85%             15,052          2000
Pincus Global Fixed Income       10.651516          10.554122              -0.91%              5,420          1999
Fund (formerly, Warburg          10.000000          10.651516               6.52%             14,079          1998
Pincus Global Fixed Income       14.244875          11.024016            -22.61%              57,457          2000
Fund) - Common Class             14.911925          14.244875             -4.47%              79,605          1999
Delchester Fund                  15.348845          14.911925             -2.85%              73,489          1998
-Institutional Class             13.618147          15.348845             12.71%              87,319          1997
                                 12.257125          13.618147             11.10%              70,363          1996
                                 10.867271          12.257125             12.79%              65,214          1995
                                 11.511092          10.867271             -5.59%              43,997          1994
                                 10.000000          11.511092             15.11%              15,953          1993

Dreyfus A Bonds Plus, Inc.       12.061566          13.124465              8.81%             157,768          2000
                                 12.008201          12.061566              0.44%             160,276          1999
                                 11.848519          12.008201              1.35%              14,859          1998
                                 10.958199          11.848519              8.12%             156,006          1997
                                 10.819193          10.958199              1.28%             169,248          1996
                                  9.110600          10.819193             18.75%              53,005          1995
                                 10.000000           9.110600             -8.89%              15,283          1994

Dreyfus Appreciation Fund,       13.811292          13.878593              0.49%             161,490          2000
Inc.                             12.724781          13.811292              8.54%             156,211          1999
                                 10.000000          12.724781             27.25%              56,730          1998

Dreyfus Balanced Fund,           11.699291          11.775576              0.65%              67,570          2000
Inc.                             10.755504          11.699291              8.77%              29,698          1999
                                 10.000000          10.755504              7.56%              14,859          1998

Dreyfus S & P 500 Index          34.392545          30.697964            -10.74%             746,793          2000
Fund                             28.976575          34.392545             18.69%             692,394          1999
                                 22.921661          28.976575             26.42%             429,513          1998
                                 17.509385          22.921661             30.91%             332,923          1997
                                 14.505515          17.509385             20.71%             187,389          1996
                                 10.749166          14.505515             34.95%              33,323          1995
                                 10.819026          10.749166             -0.65%              12,668          1994
                                 10.000000          10.819026              8.19%                 585          1993

Dreyfus Premier Third            33.178138          28.523380            -14.03%              72,298          2000
Century Fund, Inc. - Class       25.825514          33.178138             28.47%              59,207          1999
Z (formerly, Dreyfus Third       20.101260          25.825514             28.48%              41,708          1998
Century Fund, Inc.)              15.742432          20.101260             27.69%              35,892          1997
                                 15.742432          20.101260             27.69%              35,892          1997
                                 12.829548          15.742432             22.70%              21,194          1996
                                  9.570659          12.829548             34.05%              12,292          1995
                                 10.477293           9.570659             -8.65%               7,325          1994
                                 10.000000          10.477293              4.77%               2,583          1993


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
Evergreen Income and             19.561585          20.691982              5.78%              69,614          2000
Growth Fund (formerly            17.031564          19.561585             14.85%              72,494          1999
Evergreen Total Return           17.394044          17.031564             -2.08%              75,243          1998
Fund)                            14.032960          17.394044             23.95%              63,791          1997
                                 12.594984          14.032960             11.42%              65,357          1996
                                 10.301799          12.594984             22.26%              60,789          1995
                                 11.153183          10.301799             -7.63%              51,305          1994
                                 10.000000          11.153183             11.53%              32,321          1993

Federated Bond Fund -            11.130751          11.514205              3.44%             108,245          2000
Class F                          11.547474          11.130751             -3.61%             139,182          1999
                                 11.076983          11.547474              4.25%             104,392          1998
                                 10.117861          11.076983              9.48%              33,538          1997
                                 10.000000          10.117861              1.18%               9,873          1996

Federated High Yield Trust       10.042770           8.971948            -10.66%              45,649          2000
                                  9.976102          10.042770              0.67%              49,637          1999
                                 10.000000           9.976102             -0.24%              49,055          1998

Fidelity Advisor Balanced        15.455350          14.384426             -6.93%              79,760          2000
Fund - Class T                   14.984876          15.455350              3.14%              86,087          1999
                                 13.150098          14.984876             13.95%              31,056          1998
                                 10.890814          13.150098             20.74%              13,345          1997
                                 10.177458          10.890814              7.01%               2,740          1996
                                 10.000000          10.177458              1.77%                   0          1995

Fidelity Advisor Equity          16.762859          18.092498              7.93%             114,461          2000
Income Fund - Class T            16.455574          16.762859              1.87%             122,013          1999
                                 14.355400          16.455574             14.63%             103,814          1998
                                 11.552736          14.355400             24.26%              84,318          1997
                                 10.213719          11.552736             13.11%              59,163          1996
                                 10.000000          10.213719              2.14%                   0          1995

Fidelity Advisor Growth          19.101353          15.413519            -19.31%             443,491          2000
Opportunities Fund - Class T     18.629791          19.101353              2.53%             488,519          1999
                                 15.224094          18.629791             22.37%             391,088          1998
                                 11.997760          15.224094             26.89%             315,184          1997
                                 10.325686          11.997760             16.19%             177,245          1996
                                 10.000000          10.325686              3.26%                   0          1995

Fidelity Advisor High            13.417364          11.774147            -12.25%             209,619          2000
Yield Fund - Class T             12.545500          13.417364              6.95%             219,180          1999
                                 12.767617          12.545500             -1.74%              22,247          1998
                                 11.241941          12.767617             13.57%             195,236          1997
                                 10.057673          11.241941             11.77%              70,939          1996
                                 10.000000          10.057673              0.58%                   0          1995

Fidelity Asset Manager(TM)       19.290540          19.494857              1.06%             299,977          2000
                                 17.206302          19.290540             12.11%             290,579          1999
                                 15.016191          17.206302             14.58%             240,850          1998
                                 12.442308          15.016191             20.57%             244,272          1997
                                 11.183603          12.442308             11.25%             244,667          1996
                                  9.589367          11.183603             16.63%             198,546          1995
                                 10.415849           9.589367             -7.93%             150,536          1994
                                 10.000000          10.415849              4.16%               3,292          1993


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
Fidelity Capital & Income        54.000183          48.286748            -10.58%              15,364          2000
Fund                             48.330455          54.000183             11.73%              17,840          1999
                                 46.743425          48.330455              3.40%              24,848          1998
                                 41.287772          46.743425             13.21%              27,378          1997
                                 37.550944          41.287772              9.95%              29,770          1996
                                 32.589111          37.550944             15.23%              37,608          1995
                                 34.612981          32.589111             -5.85%              47,236          1994
                                 28.076548          34.612981             23.28%              59,521          1993
                                 22.214568          28.076548             26.39%              67,342          1992
                                 17.337275          22.214568             28.13%              73,366          1991

Fidelity Equity-Income Fund      83.313397          89.259809              7.14%             146,711          2000
                                 78.774753          83.313397              5.76%             193,545          1999
                                 70.928467          78.774753             11.06%             216,592          1998
                                 55.285184          70.928467             28.30%             245,733          1997
                                 46.285491          55.285184             19.44%             257,747          1996
                                 35.576037          46.285491             30.10%             263,736          1995
                                 35.955883          35.576037             -1.06%             306,544          1994
                                 30.029661          35.955883             19.73%             305,774          1993
                                 26.531856          30.029661             13.18%             285,928          1992
                                 20.772673          26.531856             27.72%             294,858          1991

Fidelity Magellan(R) Fund        35.935860          32.174567            -10.47%           1,162,034          2000
                                 29.350937          35.935860             22.44%           1,080,953          1999
                                 22.253917          29.350937             31.89%             775,189          1998
                                 17.810611          22.253917             24.95%             655,202          1997
                                 16.158074          17.810611             10.23%               6,562          1996
                                 11.964387          16.158074             35.05%              63,859          1995
                                 12.346838          11.964387             -3.10%               7,064          1994
                                 10.000000          12.346838             23.47%               9,100          1993

Fidelity Puritan Fund            23.106868          24.581595              6.38%             546,155          2000
                                 22.760633          23.106868              1.52%             637,179          1999
                                 19.778111          22.760633             15.08%             631,678          1998
                                 16.377974          19.778111             20.76%              99,590          1997
                                 14.410892          16.377974             13.65%              75,617          1996
                                 12.020413          14.410892             19.89%               1,466          1995
                                 11.972512          12.020413              0.40%              61,179          1994
                                 10.000000          11.972512             19.73%               4,320          1993

Fidelity VIP High Income         25.512888          19.523183            -23.48%               4,173          2000
Portfolio                        23.899779          25.512888              6.75%               4,175          1999
                                 25.310146          23.899779             -5.57%               5,077          1998
                                 21.793257          25.310146             16.14%                 793          1997
                                 19.364421          21.793257             12.54%               2,382          1996
                                 16.267014          19.364421             19.04%               2,970          1995
                                 16.739460          16.267014             -2.82%               4,151          1994
                                 14.073333          16.739460             18.94%               2,931          1993
                                 11.587552          14.073333             21.45%               2,842          1992
                                 10.000000          11.587552             15.88%                 365          1991



CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
Franklin Mutual Series,          11.164707          11.864272               6.27%             43,618          2000
Inc. - Mutual Shares Fund         9.868029          11.164707              13.14%             26,055          1999
- Class A                        10.000000           9.868029              -1.32%             18,848          1998

Gartmore Growth Fund            132.098827          90.921898             -31.17%             19,276          2000
(formerly, Nationwide           114.746202         132.098827              15.12%             26,654          1999
Growth Fund) - Class D - Q       93.947252         114.746202              22.14%             30,515          1998
                                 75.405663          93.947252              24.59%             46,513          1997
                                 65.471148          75.405663              15.17%             48,441          1996
                                 51.535806          65.471148              27.04%             48,841          1995
                                 51.458079          51.535806               0.15%             48,009          1994
                                 46.832151          51.458079               9.88%             48,190          1993
                                 44.639577          46.832151               4.91%             48,853          1992
                                 33.241418          44.639577              34.29%             42,168          1991

Gartmore Growth Fund            139.479726          96.002074             -31.17%                198          2000
(formerly, Nationwide           121.157545         139.479726              15.12%                208          1999
Growth Fund) - Class D - NQ      99.196488         121.157545              22.14%                218          1998
                                 79.618909          99.196488              24.59%                229          1997
                                 69.129314          79.618909              15.17%                230          1996
                                 54.415339          69.129314              27.04%                120          1995
                                 54.333269          54.415339               0.15%                121          1994
                                 49.448867          54.333269               9.88%                126          1993
                                 47.133788          49.448867               4.91%                397          1992
                                 35.098768          47.133788              34.29%                568          1991

Gartmore Total Return Fund      123.552516         119.150408              -3.56%             56,417          2000
(formerly, Nationwide           125.467347         123.552516              -1.53%             69,097          1999
Fund) - Class D - Q              97.524886         125.467347              28.65%             59,155          1998
                                 70.764576          97.524886              37.82%             45,672          1997
                                 57.857937          70.764576              22.31%             34,681          1996
                                 45.095466          57.857937              28.30%             30,473          1995
                                 45.422888          45.095466              -0.72%             32,311          1994
                                 43.104048          45.422888               5.38%             32,770          1993
                                 42.418147          43.104048               1.62%             30,648          1992
                                 33.001868          42.418147              28.53%             28,864          1991

Gartmore Total Return Fund      128.692505         124.107265              -3.56%                122          2000
(formerly, Nationwide           130.686988         128.692505              -1.53%                149          1999
Fund) - Class D - NQ            101.582074         130.686988              28.65%                176          1998
                                 73.708492         101.582074              37.82%                314          1997
                                 60.264917          73.708492              22.31%                314          1996
                                 46.971513          60.264917              28.30%                258          1995
                                 47.312558          46.971513              -0.72%                259          1994
                                 44.897247          47.312558               5.38%                260          1993
                                 44.182806          44.897247               1.62%                261          1992
                                 34.374796          44.482806              28.53%                753          1991

INVESCO Dynamics Fund            17.811356          16.215857              -8.96%            642,744          2000
                                 10.504025          17.811356              69.57%            198,949          1999
                                 10.000000          10.504025               5.04%                  0          1998


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
Janus Fund                       29.145619          24.478898            -16.01%             797,517          2000
                                 20.070038          29.145619             45.22%             595,937          1999
                                 14.640570          20.070038             37.09%             303,830          1998
                                 12.087447          14.640570             21.12%              35,485          1997
                                 10.239338          12.087447             18.05%              33,123          1996
                                 10.000000          10.239338              2.39%                   0          1995

Janus Twenty Fund                52.641837          35.116816            -33.29%           1,190,390          2000
                                 32.342568          52.641837             62.76%             995,837          1999
                                 18.897600          32.342568             71.15%             507,576          1998
                                 14.762398          18.897600             28.01%              12,701          1997
                                 11.699046          14.762398             26.18%              30,288          1996
                                  8.701036          11.699046             34.46%               6,594          1995
                                  9.451097           8.701036             -7.94%               6,135          1994
                                 10.000000           9.451097             -5.49%               1,020          1993

Janus Worldwide Fund             24.727791          20.289932            -17.95%           1,054,795          2000
                                 15.241714          24.727791             62.24%             769,694          1999
                                 12.268712          15.241714             24.23%             459,107          1998
                                 10.317427          12.268712             18.91%              23,968          1997
                                 10.000000          10.317427              3.17%               5,099          1996

Lazard Small Cap Portfolio       10.464373          11.940435             14.11%              32,088          2000
- Open Shares                    10.448830          10.464373              0.15%              17,391          1999
                                 10.000000          10.448830              4.49%                  45          1998

MFS(R) Global Governments        35.741694          35.767028              0.07%              11,595          2000
Fund - Class A                   37.527462          35.741694             -4.76%              14,393          1999
                                 36.509244          37.527462              2.79%              19,990          1998
                                 36.879814          36.509244             -1.00%                 631          1997
                                 35.454983          36.879814              4.02%               8,013          1996
                                 31.104159          35.454983             13.99%               4,015          1995
                                 33.728667          31.104159             -7.78%               9,642          1994
                                 28.864451          33.728667             16.85%               5,016          1993
                                 28.856612          28.864451              0.03%              48,580          1992
                                 25.777493          28.856612             11.94%              39,397          1991

Nationwide Bond Fund -           41.898652          44.413739              6.00%              32,956          2000
Class D - Q                      43.667785          41.898652             -4.05%              37,478          1999
                                 40.827520          43.667785              6.96%              36,470          1998
                                 37.842928          40.827520              7.89%              41,735          1997
                                 37.782872          37.842928              0.16%              42,476          1996
                                 30.832258          37.782872             22.54%              38,843          1995
                                 33.991130          30.832258             -9.29%              35,282          1994
                                 31.104546          33.991130              9.28%              35,392          1993
                                 29.186916          31.104546              6.57%              21,409          1992
                                 25.300143          29.186916             15.36%              18,724          1991


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
Nationwide Bond Fund -           41.719901          44.223337              6.00%                  73          2000
Class D - NQ                     43.480582          41.719901             -4.05%                  73          1999
                                 40.652493          43.480582              6.96%                 148          1998
                                 37.680696          40.652493              7.89%                 176          1997
                                 37.620900          37.680696              0.16%                 194          1996
                                 30.700082          37.620900             22.54%                 622          1995
                                 33.845410          30.700082             -9.29%                 657          1994
                                 30.971200          33.845410              9.28%                 676          1993
                                 29.061793          30.971200              6.57%                 836          1992
                                 25.191682          29.061793             15.36%               1,030          1997
                                 23.585215          25.191682              6.81%               1,070          1990

Nationwide Government Bond       11.529833          12.848276             11.44%              33,952          2000
Fund (formerly, Nationwide       11.915504          11.529833             -3.24%              38,138          1999
Intermediate U.S.                11.156351          11.915504              6.80%              43,459          1998
Government Bond Fund) -          10.324818          11.156351              8.05%               6,737          1997
Class D                          10.124709          10.324818              1.98%               6,372          1996
                                 10.000000          10.124709              1.25%                   0          1995

Nationwide Large Cap             13.394083          10.175457            -24.03%              14,785          2000
Growth Fund (formerly,           10.084070          13.394083             32.82%               1,471          1999
Prestige Large Cap Growth        10.000000          10.084070              0.84%                   0          1998
Fund) - Class A

Nationwide Large Cap Value        9.619068          10.960933             13.95%              11,928          2000
Fund (formerly, Prestige         10.229636           9.619068             -5.97%                 109          1999
Large Cap Value) Fund) -         10.000000          10.229636              2.30%                   0          1998

Nationwide Money Market          27.412298          28.654201              4.53%              24,257          2000
Fund - Prime Shares* - Pre       26.532610          27.412298              3.32%              27,248          1999
12/25/82 - Q                     26.532610          26.532610              0.00%              32,588          1988
                                 25.582330          26.532610              3.71%              32,255          1997
                                 24.656210          25.582330              3.76%              43,632          1996
                                 23.787066          24.656210              3.61%              49,431          1995
                                 22.850271          23.797066              4.14%              49,996          1994
                                 22.315407          88.850271              2.40%              56,127          1993
                                 22.04209           22.315407              1.24%              68,074          1992
                                 21.636991          22.042019              1.87%              92,318          1991

Nationwide Money Market          21.769674          22.755940              4.53%             594,611          2000
Fund - Prime Shares* - On        21.071063          21.769674              3.32%             621,449          1999
and After 12/25/82 - Q           20.316392          21.071063              3.71%             503,152          1998
                                 19.580907          20.316392              3.76%              32,458          1997
                                 18.898613          19.580907              3.61%             327,248          1996
                                 18.146709          18.898613              4.14%             424,693          1995
                                 17.721943          18.146709              2.40%             326,464          1994
                                 17.504831          17.721943              1.24%             294,859          1993
                                 17.183173          17.504831              1.87%             303,845          1992
                                 16.480790          17.183176              4.26%             450,748          1991


* The 7 day yield on the Nationwide Money Market Fund as of December 31, 2000 was 4.63%.


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
Nationwide Money Market         27.585541           28.835292                4.53%               836          2000
Fund - Prime Shares* - On       26.700292           27.585541                3.32%               838          1999
and After 12/25/82 - NQ         24.812035           25.744006                3.76%               844          1997
                                23.947460           24.812035                3.61%             1,317          1996
                                22.994681           23.947460                4.14%             1,323          1995
                                22.456439           22.994681                2.40%             1,329          1994
                                22.181323           22.456439                1.24%             1,335          1993
                                21.773734           22.181323                1.87%             2,211          1992
                                20.883706           21.773734                4.26%             3,526          1991

Nationwide Small Cap Fund       12.128362           12.512899                3.17%            23,625          2000
(formerly, Prestige Small       10.359298           12.128362               17.08%             8,135          1999
Cap Fund) - Class A             10.000000           10.359298                3.59%                45          1998

Nationwide S&P 500(R) Index     11.817107           10.535005              -10.85%            52,371          2000
Fund - Service Class            10.015679           11.817107               17.99%            17,851          1999
                                10.000000           10.015679                0.16%                 0          1998(1)

Neuberger Berman Genesis         9.512964           12.440853               30.78%           122,582          2000
Fund - Trust Class               9.266508            9.512964                2.66%            71,239          1999
(formerly, Neuberger            11.915504            9.266508               -7.33%            67,525          1998
Berman Genesis Trust)

Neuberger Berman Guardian       18.411034           17.835033               -3.13%           321,714          2000
Fund, Inc. - Investor Class     17.198573           18.411034                7.05%           379,737          1999
                                17.024633           17.198573                1.02%           436,072          1998
                                14.625126           17.024633               16.41%           448,443          1997
                                12.571028           14.625126               16.34%           357,346          1996
                                 9.640402           12.571028               30.40%           139,046          1995
                                10.000000            9.640402               -3.60%            25,549          1994

Neuberger Berman Limited        12.095451           12.738631                5.32%            60,106          2000
Maturity Bond Fund -            12.056542           12.095451                0.32%            19,912          1999
Investor Class                  11.672986           12.056542                3.29%            81,393          1998
                                11.068501           11.672986                5.46%            67,262          1997
                                10.735070           11.068501                3.11%            74,163          1996
                                 9.833352           10.735070                9.17%            91,976          1995
                                 9.995028            9.833352               -1.62%            89,231          1994
                                10.000000            9.995028               -0.05%               423          1993

Neuberger Berman Partners       26.523895           26.331332               -0.73%           250,980          2000
Fund, Inc. - Investor Class     24.928856           26.523895                6.40%           311,323          1999
                                23.764888           24.928856                4.90%           374,224          1998
                                18.631249           23.764888               27.55%           312,513          1997
                                14.924653           18.631249               24.84%           222,551          1996
                                11.183371           14.924653               33.45%            73,504          1995
                                11.548721           11.183371               -3.16%            38,329          1994
                                10.000000           11.548721               15.49%             9,926          1993

* The 7 day yield on the Nationwide Money Market Fund as of December 31, 2000 was 4.63%.


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
Oppenheimer Global Fund         37.706431           38.730878                2.72%           375,790          2000
                                24.105920           37.706431               56.42%           315,244          1999
                                21.669822           24.105920               11.24%           301,407          1998
                                18.022572           21.669822               20.24%           262,844          1997
                                15.538850           18.022572               15.98%           228,413          1996
                                13.503390           15.538850               15.07%           160,871          1995
                                14.119303           13.503390               -4.36%            87,590          1994
                                10.000000           14.119303               41.19%             5,128          1993

Phoenix-Oakhurst Balanced       18.203902           17.900599               -1.67%            49,220          2000
Fund Series - Class A           16.652539           18.203902                9.32%            58,295          1999
(formerly, Phoenix              14.235004           16.652539               16.98%            47,793          1998
Balanced Fund Series)           12.187868           14.235004               16.80%            46,629          1997
                                11.373217           12.187868                7.16%            43,659          1996
                                 9.338434           11.373217               21.79%            23,786          1995
                                10.000000            9.338434               -6.62%             9,028          1994

Prestige Balanced Fund -        10.809720           10.528640               -2.60%               396          2000
Class A                         10.034647           10.809720                7.72%               355          1999
                                10.000000           10.034647                0.35%                 0          1998

Prestige International          11.989686           10.531243              -12.16%             5,889          2000
Fund - Class A                  10.035113           11.989686               19.48%             4,361          1999
                                10.000000           10.035113                0.35%               181          1998(1)

Strong Advisor Common           14.432187           14.074339               -2.48%           125,286          2000
Stock Fund, Inc.                10.418119           14.432187               38.53%            69,558          1999
(formerly, Strong Common        10.000000           10.418119                4.18%                 0          1998
Stock Fund, Inc.)

Strong Total Return Fund,       42.228152           36.094318              -14.53%           151,240          2000
Inc.                            26.782090           42.228152               57.67%           115,792          1999
                                20.549313           26.782090               30.33%            75,602          1998
                                16.766964           20.549313               22.56%            78,495          1997
                                14.893186           16.766964               12.58%            63,801          1996
                                11.881033           14.893186               25.35%            41,291          1995
                                12.205201           11.881033               -2.66%            19,727          1994
                                10.000000           12.205201               22.05%             3,939          1993

Templeton Foreign Fund -        17.547470           16.685027               -4.91%           329,717          2000
Class A                         12.770793           17.547470               37.40%           334,228          1999
                                13.604014           12.770793               -6.12%           318,666          1998
                                12.923758           13.604014                5.26%           354,769          1997
                                11.097523           12.923758               16.46%           266,477          1996
                                10.000000           11.097523               10.98%            69,083          1995

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                     THROUGH ITS NATIONWIDE VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                          PAGE

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculation of Performance...................................................2

Annuity Payments.............................................................2
Financial Statements.........................................................3


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide and the Nationwide Variable Account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998 no underwriting commissions were paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Nationwide Money Market Fund generates the same level of net income over a 52-week period. At December 31, 2000, the Nationwide Money Market Fund's seven-day current unit value yield was 4.63%. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect. At December 31, 2000, the seven-day effective yield was 4.74%.


Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate or return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund option has not been available for the prescribed periods. This calculation reflects the deduction of all applicable charges made to the contracts except for premium taxes, which may be imposed by certain states.

Non-standardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount more closely approximates the size of a typical contract than does the $1,000 assumption used in calculating the standardized average annual total return quotations.


The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying mutual fund performance for the periods ended December 31, 2000. However, Nationwide generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by Nationwide are based upon historical earnings and are not intended to represent or guarantee future results. A contract owner's contract value at redemption may be more or less than the original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:

   Investments at fair value:

      American Century: Growth Fund - Investor Class (ACGroI)
         630,521 shares (cost $16,939,706) ..................................................  $ 15,132,499

      American Century: Income & Growth Fund - Advisor Class (ACIncGroA)
         19,892 shares (cost $648,988) ......................................................       600,348

      American Century: Income & Growth Fund - Investor Class (ACIncGroI)
         324,092 shares (cost $9,770,797) ...................................................     9,784,327

      American Century: International Growth Fund - Advisors Class (ACIntGrA)
         11,065 shares (cost $141,338) ......................................................       120,834

      American Century: International Growth Fund - Investor Class (ACIntIGrI)
         282,959 shares (cost $3,878,142) ...................................................     3,092,741

      American Century: Short-Term Government Fund - Investor Class (ACSTGvtI)
         278,169 shares (cost $2,608,511) ...................................................     2,606,446

      American Century: Ultra Fund - Investor Class (ACUltraI)
         853,968 shares (cost $29,728,919) ..................................................    27,642,955

      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         175,003 shares (cost $1,016,775) ...................................................       633,510

      Dreyfus A Bonds Plus, Inc. (DryABds)
         149,067 shares (cost $2,085,332) ...................................................     2,070,542

      Dreyfus Appreciation Fund, Inc. (DryApp)
         67,035 shares (cost $3,018,313) ....................................................     2,878,475

      Dreyfus Balanced Fund, Inc. (DryBal)
         74,657 shares (cost $1,185,842) ....................................................     1,125,084

      Dreyfus Emerging Leaders Fund (DryELead)
         1,945 shares (cost $72,174) ........................................................        76,993

      Dreyfus Premier Third Century Fund, Inc. - Class Z (Dry3dCen)
         208,221 shares (cost $2,761,185) ...................................................     2,454,921

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         595,589 shares (cost $22,713,322) ..................................................    22,924,240

      Evergreen Equity Income Fund - Class Y (EvInc)
         63,830 shares (cost $1,392,805) ....................................................     1,432,347

      Federated High Yield Trust (FedHiYld)
         75,984 shares (cost $580,992) ......................................................       508,333

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         168,124 shares (cost $1,495,096) ...................................................     1,466,038

      Fidelity Advisor Balanced Fund - Class A (FABalA)
         16,741 shares (cost $298,217) ......................................................       271,033

      Fidelity Advisor Balanced Fund - Class T (FABal)
         70,645 shares (cost $1,296,133) ....................................................     1,147,273

      Fidelity Advisor Equity Income Fund - Class A (FAEqIncA)
         9,936 shares (cost $265,859) .......................................................       254,453

      Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
         80,015 shares (cost $2,156,334) ....................................................     2,070,790

      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         4,717 shares (cost $187,508) .......................................................       159,490

      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         200,164 shares (cost $9,069,287) ...................................................     6,835,589

      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         271,934 shares (cost $2,981,745) ...................................................     2,520,832

      Fidelity Asset Manager(TM) (FidAsMgr)
         347,670 shares (cost $6,226,646) ...................................................     5,847,810

      Fidelity Capital & Income Fund (FidCapInc)
         97,184 shares (cost $904,258) ......................................................       751,233

      Fidelity Equity-Income Fund (FidEqInc)
         245,194 shares (cost $12,434,621) ..................................................    13,100,702

      Fidelity Magellan(R) Fund (FidMgln)
         313,390 shares (cost $35,452,947) ..................................................    37,387,433

      Fidelity Puritan(R) Fund (FidPurtn)
         712,946 shares (cost $13,796,180) ..................................................    13,424,782

      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         9,961 shares (cost $114,810) .......................................................        81,479

      Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class A (FranMutSer)
         28,936 shares (cost $593,334) ......................................................       570,912

      Franklin Small Cap Growth Fund - Class A (FrSmCapGr)
         11,222 shares (cost $514,034) ......................................................       441,360

      Invesco Dynamics Fund, Inc. (InvDynam)
         483,952 shares (cost $13,709,875) ..................................................    11,503,549

      Invesco Small Company Growth Fund (InvSmCoGr)
         16,441 shares (cost $285,000) ......................................................       252,368

      Invesco Total Return Fund - Investor Class (InvTotRet)
         4,720 shares (cost $126,056) .......................................................       124,759

      Janus Advisor Balanced Fund (JanBal)
         139 shares (cost $3,420) ...........................................................         3,420

      Janus Advisor Worldwide Fund (JanWorld)
         12,589 shares (cost $498,666) ......................................................       468,307

      Janus Fund (JanFund)
         614,129 shares (cost $24,897,678) ..................................................    20,444,360

      Janus Twenty Fund (Jan20Fd)
         800,080 shares (cost $51,012,559) ..................................................    43,844,374

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

      Janus Worldwide Fund (JanWrldwde)
         391,807 shares (cost $23,691,963) ..................................................    22,278,148

      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         23,252 shares (cost $393,358) ......................................................       419,461

      MFS(R) Global Governments Fund - Class A (MFSWGvt)
         43,144 shares (cost $412,951) ......................................................       411,589

      Nationwide(R) Bond Fund - Class D (NWBdFd)
         164,785 shares (cost $1,529,500) ...................................................     1,476,470

      Nationwide(R) Fund - Class D (NWFund)
         330,905 shares (cost $9,206,944) ...................................................     6,846,424

      Nationwide(R) Growth Fund - Class D (NWGroFd)
         201,319 shares (cost $2,943,854) ...................................................     1,825,960

      Nationwide(R) Intermediate U.S. Government Bond Fund - Class D (NWUSGvt)
         48,132 shares (cost $477,932) ......................................................       496,718

      Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
         14,250,691 shares (cost $14,250,691) ...............................................    14,250,691

      Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
         1,787,516 shares (cost $1,787,516) .................................................     1,787,516

      Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
         165,914 shares (cost $2,046,917) ...................................................     1,879,807

      Neuberger Berman Equity Fund - Guardian Fund (NBEFGuard)
         386,381 shares (cost $7,902,140) ...................................................     5,733,887

      Neuberger Berman Equity Fund - Partners Fund (NBEFPart)
         301,339 shares ($7,637,388) ........................................................     6,608,363

      Neuberger Berman Equity Trust - Genesis Fund (NBETGen)
         60,481 shares (cost $1,401,470) ....................................................     1,617,859

      Neuberger Berman Equity Trust - Guardian Fund (NBETGuard)
         5,446 shares (cost $73,448) ........................................................        63,768

      Neuberger Berman Equity Trust - Partners Fund (NBETPart)
         2,502 shares (cost $44,194) ........................................................        42,290

      Neuberger Berman Income Fund - Limited Maturity Bond Fund (NBIFLtdMat)
         80,633 shares (cost $768,672) ......................................................       760,373

      Oppenheimer Capital Appreciation Fund - Class A (OppCapApp)
         112 shares (cost $5,970) ...........................................................         5,344

      Oppenheimer Global Fund - Class A (OppGlob)
         291,713 shares (cost $15,281,457) ..................................................    15,454,935

      Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
         58,854 shares (cost $974,215) ......................................................       881,037

      Pimco Total Return Fund - Class A (PimTotRet)
         329 shares (cost $3,420) ...........................................................         3,420

      NMF Prestige Balanced Fund - Class A (PrBal)
         390 shares (cost $4,440) ...........................................................         4,169

      NMF Prestige International Fund - Class A (PrInt)
         5,990 shares (cost $65,006) ........................................................        63,135

      NMF Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
         13,986 shares (cost $212,268) ......................................................       159,157

      NMF Prestige Large Cap Value Fund - Class A (PrLgCpVal)
         11,576 shares (cost $123,644) ......................................................       131,155

      NMF Prestige Small Cap Fund - Class A (PrSmCap)
         24,395 shares (cost $313,667) ......................................................       297,621

      Strong Advisor Common Stock Fund, Inc. (StComStk)
         99,400 shares (cost $2,292,808) ....................................................     2,003,898

      Strong Large Cap Growth Fund, Inc. (StLCap)
         156,996 shares (cost $6,295,884) ...................................................     5,458,754

      Strong Mid Cap Growth Fund - Class Z (StrMidCap)
         203 shares (cost $4,270) ...........................................................         4,099

      Templeton Foreign Fund - Class A (TemForFd)
         541,120 shares (cost $5,397,677) ...................................................     5,595,183

      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         169,706 shares (cost $7,361,979) ...................................................     6,092,432

      Warburg Pincus Global Fixed-Income Fund - Common Shares (WPGlFxInc)
         17,309 shares (cost $171,908) ......................................................       168,070
                                                                                               ------------

            Total investments ...............................................................   358,878,674

   Accounts receivable ......................................................................        35,731
                                                                                               ------------

            Total assets ....................................................................   358,914,405

Accounts payable ............................................................................            --
                                                                                               ------------

Contract owners' equity (note 4) ............................................................  $358,914,405
                                                                                               ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                      TOTAL        ACGROI    ACINCGROA   ACINCGROI   ACINTGRA   ACINTLGRI    ACSTGVTI    ACULTRAI
INVESTMENT ACTIVITY:
  Reinvested dividends .........  $  4,113,191           --      2,027       96,032        --           --    125,899            --
  Mortality and expense
    risk charges (note 2) ......    (4,957,392)    (241,731)    (2,120)    (141,218)     (311)     (39,372)   (27,764)     (398,919)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Net investment activity ....      (844,201)    (241,731)       (93)     (45,186)     (311)     (39,372)    98,135      (398,919)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------

  Proceeds from mutual funds
    shares sold ................   104,506,893    3,346,284    113,050    2,960,340    16,803    2,202,452    528,457     2,661,397
  Cost of mutual fund
    shares sold ................   (89,133,844)  (2,141,884)  (113,020)  (2,555,809)  (17,801)  (1,820,739)  (539,536)   (1,718,676)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Realized gain (loss)
      on investments ...........    15,373,049    1,204,400         30      404,531      (998)     381,713    (11,079)      942,721
  Change in unrealized gain
    (loss) on investments ......   (95,789,936)  (5,813,026)   (48,640)  (1,691,365)  (20,504)  (1,377,956)    49,514   (10,922,189)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
    Net gain (loss)
      on investments ...........   (80,416,887)  (4,608,626)   (48,610)  (1,286,834)  (21,502)    (996,243)    38,435    (9,979,468)
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
  Reinvested capital gains .....    25,671,305    1,974,182         --           --    15,885      426,450         --     3,314,639
                                  ------------   ----------   --------   ----------   -------   ----------   --------   -----------
     Net increase (decrease)
       in contract owners'
       equity resulting
       from operations .........  $(55,589,783)  (2,876,175)   (48,703)  (1,332,020)   (5,928)    (609,165)   136,570    (7,063,748)
                                  ============   ==========   ========   ==========   =======   ==========   ========   ===========

                                     DEHYBD       DRYABDS      DRYAPP       DRYBAL   DRYELEAD    DRY3DCEN     DRY500IX       EVINC
INVESTMENT ACTIVITY:
  Reinvested dividends .........  $    102,110      117,084     17,691       18,273        --       15,393      182,677      60,767
  Mortality and expense
    risk charges (note 2) ......       (12,573)     (24,785)   (29,457)      (8,464)     (199)     (29,557)    (309,544)    (17,825)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Net investment activity ....        89,537       92,299    (11,766)       9,809      (199)     (14,164)    (126,867)     42,942
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------

  Proceeds from mutual funds
    shares sold ................       289,235      502,823    762,706      108,290    28,137      247,756    4,676,014     174,339
  Cost of mutual fund
    shares sold ................      (453,124)    (549,877)  (667,054)    (112,318)  (30,501)    (192,017)  (3,204,907)   (145,372)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Realized gain (loss)
      on investments ...........      (163,889)     (47,054)    95,652       (4,028)   (2,364)      55,739    1,471,107      28,967
  Change in unrealized gain
    (loss) on investments ......      (157,913)     115,994   (279,543)     (50,363)    4,819     (581,258)  (4,064,331)    (24,323)
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
    Net gain (loss)
      on investments ...........      (321,802)      68,940   (183,891)     (54,391)    2,455     (525,519)  (2,593,224)      4,644
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
  Reinvested capital gains .....            --           --    192,315       44,013     1,121      162,206           --      29,739
                                  ------------   ----------   --------   ----------   -------   ----------   ----------   ---------
     Net increase (decrease)
       in contract owners'
       equity resulting
       from operations .........  $   (232,265)     161,239     (3,342)        (569)    3,377     (377,477)  (2,720,091)     77,325
                                  ============   ==========   ========   ==========   =======   ==========   ==========   =========


NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                  FEDHIYLD      FEDBDFD       FABALA      FABAL       FAEQINCA     FAEQINC    FAGROPPA   FAGROPP
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $    59,648      129,198      3,875        30,854        1,106       24,939        --          --
  Mortality and expense
    risk charges (note 2) .....       (7,508)     (20,996)      (883)      (15,124)        (205)     (24,664)     (324)   (107,495)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net investment activity ...       52,140      108,202      2,992        15,730          901          275      (324)   (107,495)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------

  Proceeds from mutual
    funds shares sold .........      455,341    1,246,498     10,172       421,590          889      885,093    77,894   3,000,983
  Cost of mutual fund
    shares sold ...............     (531,595)  (1,392,881)   (10,114)     (445,463)        (874)    (886,086)  (79,030) (2,763,055)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Realized gain (loss)
      on investments ..........      (76,254)    (146,383)        58       (23,873)          15         (993)   (1,136)    237,928
  Change in unrealized
    gain (loss)
    on investments ............      (40,365)      92,366    (27,185)     (114,751)     (11,405)     (16,790)  (28,018) (2,544,473)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net gain (loss)
      on investments ..........     (116,619)     (54,017)   (27,127)     (138,624)     (11,390)     (17,783)  (29,154) (2,306,545)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
  Reinvested capital gains ....           --           --      6,942        35,154       19,916      160,305    16,619     721,693
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations ........  $   (64,479)      54,185    (17,193)      (87,740)       9,427      142,797   (12,859) (1,692,347)
                                 ===========   ==========    ========   ==========   ==========   ==========   =======  ==========

                                   FAHIYLD      FIDASMGR    FIDCAPINC    FIDEQINC     FIDMGIN      FIDPURTN   FIDVIPHI  FRANMUTSER
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $   244,255      201,949      72,911      223,506       82,581      422,523     7,055      14,056
  Mortality and expense
    risk charges (note 2) .....      (37,347)     (75,399)    (11,234)    (177,281)    (526,611)    (172,911)   (1,274)     (5,664)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net investment activity ...      206,908      126,550      61,677       46,225     (444,030)     249,612     5,781       8,392
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------

  Proceeds from mutual
    funds shares sold .........    1,312,243      874,745     145,860    5,361,134    4,959,258    4,053,664     1,326      36,854
  Cost of mutual fund
    shares sold ...............   (1,623,173)    (764,557)   (157,416)  (3,787,470)  (3,148,021)  (3,682,576)   (1,368)    (36,387)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Realized gain (loss)
      on investments ..........     (310,930)     110,188     (11,556)   1,573,664    1,811,237      371,088       (42)        467
  Change in unrealized
    gain (loss)
    on investments ............     (248,789)    (609,774)   (139,401)  (1,689,315)  (7,168,549)    (557,453)  (30,738)    (15,008)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
    Net gain (loss)
      on investments ..........     (559,719)    (499,586)   (150,957)    (115,651)  (5,357,312)    (186,365)  (30,780)    (14,541)
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
  Reinvested capital gains ....           --      426,248          --      844,444    1,415,443      701,969        --      30,941
                                 -----------   ----------    --------   ----------   ----------   ----------   -------  ----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations ........  $  (352,811)      53,212     (89,280)     775,018   (4,385,899)     765,216   (24,999)     24,792
                                 ===========   ==========    ========   ==========   ==========   ==========   =======  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                 FRSMCAPGR     INVDYNAM   INVSMCOGR  INVTOTRET     JANBAL      JANWORLD     JANFUND       JAN20FD
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $     2,658           --         --        752           --        2,786      300,915            --
  Mortality and expense
    risk charges (note 2) ....       (1,191)    (123,559)      (429)      (243)          --         (619)    (289,767)     (730,731)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net investment activity ..        1,467     (123,559)      (429)       509           --        2,167       11,148      (730,731)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------

  Proceeds from mutual
    funds shares sold ........       21,404    3,081,459      9,103        214           --          296    3,931,276     6,383,970
  Cost of mutual fund
    shares sold ..............      (23,009)  (2,195,741)    (8,634)      (225)          --         (325)  (2,323,968)   (2,884,812)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Realized gain (loss)
      on investments .........       (1,605)     885,718        469        (11)          --          (29)   1,607,308     3,499,158
  Change in unrealized
    gain (loss)
    on investments ...........      (72,674)  (2,944,320)   (32,633)    (1,297)          --      (30,359)  (7,868,975)  (25,701,299)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net gain (loss)
      on investments .........      (74,279)  (2,058,602)   (32,164)    (1,308)          --      (30,388)  (6,261,667)  (22,202,141)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
  Reinvested capital gains ...        2,512       36,954     11,714      2,580           --           --    2,088,623     1,367,498
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $   (70,300)  (2,145,207)   (20,879)     1,781           --      (28,221)  (4,161,896)  (21,565,374)
                                ===========   ==========   ========   ========   ==========   ==========   ==========   ===========

                                JANWRLDWDE     LAZSMCAP    MFSWGVT     NWBDFD      NWFUND      NWGROFD      NWUSGVT      NWMYMKT
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $   263,948        2,768         --    101,610       57,635           --       25,110       748,324
  Mortality and expense
    risk charges (note 2) ....     (315,888)      (3,636)    (5,908)   (19,682)     (98,028)     (36,024)      (5,336)     (170,126)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net investment activity ..      (51,940)        (868)    (5,908)    81,928      (40,393)     (36,024)      19,774       578,198
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------

  Proceeds from mutual
    funds shares sold ........    2,687,694      101,719    364,872    554,898    2,805,615    1,334,599      463,021    17,607,396
  Cost of mutual fund
    shares sold ..............   (1,462,964)    (105,595)  (428,605)  (590,723)  (2,583,400)  (1,206,345)    (475,189)  (17,607,396)
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Realized gain (loss)
      on investments .........    1,224,730       (3,876)   (63,733)   (35,825)     222,215      128,254      (12,168)           --
  Change in unrealized
    gain (loss)
    on investments ...........   (8,425,583)      32,307     68,733     38,713   (2,391,910)  (1,487,368)      39,127            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
    Net gain (loss)
      on investments .........   (7,200,853)      28,431      5,000      2,888   (2,169,695)  (1,359,114)      26,959            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
  Reinvested capital gains ...    2,157,913       12,829         --         --    1,961,558      481,189           --            --
                                -----------   ----------   --------   --------   ----------   ----------   ----------   -----------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $(5,094,880)      40,392       (908)    84,816     (248,530)    (913,949)      46,733       578,198
                                ===========   ==========   ========   ========   ==========   ==========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                       NWMYMKS       NWINDXFD    NBEFGUARD     NBEFPART    NBETGEN   NBETGUARD  NBETPART  NBIFLTDMAT
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $    28,947        4,874       39,726       46,575         --        138       258     59,269
  Mortality and expense
    risk charges (note 2) ..........       (5,769)      (9,081)     (83,749)     (92,049)   (13,078)       (92)      (90)   (12,042)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net investment activity ........       23,178       (4,207)     (44,023)     (45,474)   (13,078)        46       168     47,227
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------

  Proceeds from mutual
    funds shares sold ..............    4,766,382       66,740    1,931,896    2,240,896    350,878      5,517       702    835,726
  Cost of mutual fund
    shares sold ....................   (4,766,382)     (62,558)  (2,909,756)  (2,798,755)  (308,699)    (5,806)     (747)  (888,700)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Realized gain (loss)
      on investments ...............           --        4,182     (977,860)    (557,859)    42,179       (289)      (45)   (52,974)
  Change in unrealized
    gain (loss)
    on investments .................           --     (188,241)    (160,937)     (24,874)   182,098     (9,680)   (1,904)    40,948
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net gain (loss)
      on investments ...............           --     (184,059)  (1,138,797)    (582,733)   224,277     (9,969)   (1,949)   (12,026)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
  Reinvested capital gains .........           --       28,154      984,304      528,758     56,500      8,967     2,342         --
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .............  $    23,178     (160,112)    (198,516)     (99,449)   267,699       (956)      561     35,201
                                      ===========   ==========   ==========   ==========   ========   ========   =======   ========

                                       OPPCAPAPP     OPPGLOB      PHXBALFD    PIMTOTRET     PRBAL      PRINT    PRLGCPGRO  PRLGCPVAL
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $        --        1,229       24,904           --        112        268        --      1,147
  Mortality and expense
    risk charges (note 2) ..........           (5)    (190,751)     (12,512)          --        (68)      (767)   (1,618)      (989)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net investment activity ........           (5)    (189,522)      12,392           --         44       (499)   (1,618)       158
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------

  Proceeds from mutual
    funds shares sold ..............            5    1,707,119      376,071           --      4,564     99,370    23,532     84,946
  Cost of mutual fund
    shares sold ....................           (5)  (1,137,808)    (366,125)          --     (4,426)  (103,280)  (19,781)   (78,037)
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Realized gain (loss)
      on investments ...............           --      569,311        9,946           --        138     (3,910)    3,751      6,909
  Change in unrealized
    gain (loss)
    on investments .................         (627)  (3,038,304)    (147,524)          --       (367)    (5,276)  (55,813)     7,570
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
    Net gain (loss)
      on investments ...............         (627)  (2,468,993)    (137,578)          --       (229)    (9,186)  (52,062)    14,479
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
  Reinvested capital gains .........          531    2,853,357      106,451           --         49      2,962     6,593         --
                                      -----------   ----------   ----------   ----------   --------   --------   -------   --------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .............  $      (101)     194,842      (18,735)          --       (136)    (6,723)  (47,087)    14,637
                                      ===========   ==========   ==========   ==========   ========   ========   =======   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                 PRSMCAP   STCOMSTK    STLCAP     STRMIDCAP    TEMFORFD      WPEMGRO    WPGLFXINC
INVESTMENT ACTIVITY:
  Reinvested dividends .......  $     --      4,172           --       --        128,599           --     10,058
  Mortality and expense
    risk charges (note 2) ....    (3,476)   (20,502)     (78,810)      (4)       (71,495)     (89,359)    (1,160)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Net investment activity ..    (3,476)   (16,330)     (78,810)      (4)        57,104      (89,359)     8,898
                                --------   --------   ----------     ----     ----------   ----------    -------
  Proceeds from mutual
    funds shares sold ........   105,273    284,511    1,156,703        4      8,270,899    1,372,040     13,956
   Cost of mutual fund
    shares sold ..............   (90,972)  (268,781)    (719,014)      (4)    (8,238,535)    (881,007)   (15,034)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Realized gain (loss)
      on investments .........    14,301     15,730      437,689       --         32,364      491,033     (1,078)
  Change in unrealized
    gain (loss)
    on investments ...........   (25,820)  (349,612)  (2,118,374)    (171)      (468,696)  (2,635,323)      (739)
                                --------   --------   ----------     ----     ----------   ----------    -------
    Net gain (loss)
      on investments .........   (11,519)  (333,882)  (1,680,685)    (171)      (436,332)  (2,144,290)    (1,817)
                                --------   --------   ----------     ----     ----------   ----------    -------
  Reinvested capital gains ...    24,037    313,611      805,986      190        113,663    1,171,256         --
                                --------   --------   ----------     ----     ----------   ----------    -------
     Net increase
       (decrease) in
       contract owners'
       equity resulting
       from operations .......  $  9,042    (36,601)    (953,509)      15       (265,565)  (1,062,393)     7,081
                                ========   ========   ==========     ====     ==========   ==========    =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                           TOTAL                      ACGROI              ACINCGROA             ACINCGROI
                                --------------------------    ----------------------    -------------   -------------------------
                                    2000          1999           2000        1999        2000    1999      2000          1999
                                ------------   -----------    ----------  ----------    -------  ----   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income .....   $   (844,201)       78,182      (241,731)   (198,570)       (93)   --      (45,186)     (17,423)
  Realized gain (loss)
    on investments ..........     15,373,049     9,726,579     1,204,400     973,754         30    --      404,531      249,848
  Change in unrealized
    gain (loss)
    on investments ..........    (95,789,936)   37,877,938    (5,813,026)  1,707,076    (48,640)   --   (1,691,365)   1,166,622
  Reinvested capital gains ..     25,671,305    20,213,428     1,974,182   2,063,722         --    --           --       18,019
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
    Net increase
      (decrease) in
      contract owners'
      equity resulting
      from operations .......    (55,589,783)   67,896,127    (2,876,175)  4,545,982    (48,703)   --   (1,332,020)   1,417,066
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners .........    102,820,356    89,714,200     1,498,698   1,590,054    645,670    --    2,469,378    2,978,474
  Transfers between funds ...             --            --     1,185,132     189,443     11,994    --     (738,403)     (53,752)
  Redemptions ...............    (47,570,321)  (23,847,262)   (2,923,693) (1,465,483)    (8,605)   --   (1,563,282)    (351,090)
  Annuity benefits ..........        (26,802)      (26,949)      (20,201)    (15,993)        --    --           --           --
  Annual contract
    maintenance charges
    (note 2) ................       (366,439)     (261,269)      (18,479)    (15,697)        --    --      (10,199)      (7,497)
  Contingent deferred
    sales charges
    (note 2) ................       (669,374)     (391,816)      (18,345)     (9,269)        (9)   --      (22,285)      (5,905)
  Adjustments to
    maintain reserves .......         40,986       (33,202)        6,116       4,665       (303)   --          395           76
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
      Net equity
        transactions ........     54,228,406    65,153,702      (290,772)    277,720    648,747    --      135,604    2,560,306
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............     (1,361,377)  133,049,829    (3,166,947)  4,823,702    600,044    --   (1,196,416)   3,977,372
CONTRACT OWNERS'
  EQUITY BEGINNING
  OF PERIOD .................    360,275,782   227,225,953    18,304,406  13,480,704         --    --   10,981,114    7,003,742
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
CONTRACT OWNERS'
  EQUITY END OF PERIOD ......   $358,914,405   360,275,782    15,137,459  18,304,406    600,044    --    9,784,698   10,981,114
                                ============   ===========    ==========  ==========    =======   ===   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...........     11,921,944     9,245,561       153,920     150,519         --    --      534,684      397,026
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
  Units purchased ...........      8,586,630     6,825,582        43,881      33,591     68,074    --      193,520      285,513
  Units redeemed ............     (5,355,842)   (4,149,199)      (11,633)    (30,190)      (884)   --     (188,694)    (147,855)
                                ------------   -----------    ----------  ----------    -------   ---   ----------   ----------
  Ending units ..............     15,152,732    11,921,944       186,168     153,920     67,190    --     539,510       534,684
                                ============   ===========    ==========  ==========    =======   ===   ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                       ACINTGRA             ACINTLGRI                ACSTGVTI                 ACULTRAI
                                   ---------------   ----------------------   ----------------------  ------------------------
                                     2000     1999      2000        1999        2000         1999        2000         1999
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $   (311)    --      (39,372)    (15,483)     98,135      113,787     (398,919)    (289,122)
  Realized gain (loss)
    on investments ..............      (998)    --      381,713     142,702     (11,079)     (34,015)     942,721      775,474
  Change in unrealized
    gain (loss)
    on investments ..............   (20,504)    --   (1,377,956)    593,121      49,514      (64,989) (10,922,189)   6,814,122
  Reinvested capital gains ......    15,885     --      426,450     103,146          --           --    3,314,639      864,560
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations ...........    (5,928)    --     (609,165)    823,486     136,570       14,783   (7,063,748)   8,165,034
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........   126,731     --      931,221     428,105     230,673      167,093    7,963,938    6,583,564
  Transfers between funds .......        31     --      982,556     (38,930)    510,496      (97,603)     182,258   (1,139,291)
  Redemptions ...................        --     --     (213,446)    (87,756)   (298,762)  (1,053,119)  (3,184,461)  (1,224,869)
  Annuity benefits ..............        --     --           --          --         310         (940)          --           --
  Annual contract maintenance
    charges (note 2) ............        --     --       (3,096)     (1,654)     (1,529)      (1,463)     (26,974)     (20,319)
  Contingent deferred sales
    charges (note 2) ............        --     --       (4,487)     (2,075)     (2,191)     (34,837)     (52,312)     (26,644)
  Adjustments to maintain
    reserves ....................       615     --           54          58      (8,011)        (448)         702          456
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
      Net equity transactions ...   127,377     --    1,692,802     297,748     430,986   (1,021,317)   4,883,151    4,172,897
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................   121,449     --    1,083,637   1,121,234     567,556   (1,006,534)  (2,180,597)  12,337,931
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........        --     --    2,009,150     887,916   2,030,888    3,037,422   29,824,155   17,486,224
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $121,449     --    3,092,787   2,009,150   2,598,444    2,030,888   27,643,558   29,824,155
                                   ========   ====   ==========   =========   =========   ==========  ===========   ==========

CHANGES IN UNITS:
  Beginning units ...............        --     --       67,211      48,212      87,492      131,664      958,510      784,677
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
  Units purchased ...............    14,160     --      160,238      50,422      49,191       15,350      445,100      348,440
  Units redeemed ................      (200)    --     (104,123)    (31,423)    (26,369)     (59,522)    (143,164)    (174,607)
                                   --------   ----   ----------   ---------   ---------   ----------  -----------   ----------
  Ending units ..................    13,960     --      123,326      67,211     110,314       87,492    1,260,446      958,510
                                   ========   ====   ==========   =========   =========   ==========  ===========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                DEHYBD                  DRYABDS                 DRYAPP                DRYBAL
                                       ----------------------   ---------------------   ---------------------   ------------------
                                          2000         1999       2000         1999       2000         1999       2000      1999
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
INVESTMENT ACTIVITY:
  Net investment income .............  $   89,537     108,002      92,299      98,792     (11,766)    (11,880)      9,809    3,618
  Realized gain (loss)
    on investments ..................    (163,889)    (23,286)    (47,054)    (41,752)     95,652      32,703      (4,028)  (5,075)
  Change in unrealized
    gain (loss) on investments ......    (157,913)   (134,705)    115,994     (49,034)   (279,543)     77,744     (50,363)  (4,500)
  Reinvested capital gains ..........          --          --          --          --     192,315      14,262      44,013   30,801
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....    (232,265)    (49,989)    161,239       8,006      (3,342)    112,829        (569)  24,844
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      19,658     305,176     325,749     416,301   1,235,875   1,120,026     706,801  167,111
  Transfers between funds ...........    (224,139)   (144,207)   (125,950)   (396,674)   (395,205)    268,875     100,535   12,770
  Redemptions .......................     (60,142)    (71,301)   (218,390)   (181,145)   (110,808)    (61,137)    (27,524) (16,459)
  Annuity benefits ..................          --          --          --          --          --          --          --       --
  Annual contract maintenance
    charges (note 2) ................        (434)       (559)     (1,638)     (1,599)     (2,864)     (1,336)       (690)    (285)
  Contingent deferred sales
    charges (note 2) ................        (511)     (1,009)     (3,661)     (4,613)     (2,842)       (776)       (940)    (608)
  Adjustments to maintain
    reserves ........................       3,664         (10)         92         403       2,395       1,699         601      257
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
      Net equity transactions .......    (261,904)     88,090     (23,798)   (167,327)    726,551   1,327,351     778,783  162,786
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................    (494,169)     38,101     137,441    (159,321)    723,209   1,440,180     778,214  187,630
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............   1,133,963   1,095,862   1,933,180   2,092,501   2,157,476     717,296     347,446  159,816
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $  639,794   1,133,963   2,070,621   1,933,180   2,880,685   2,157,476   1,125,660  347,446
                                       ==========   =========   =========   =========   =========   =========   =========  =======

CHANGES IN UNITS:
  Beginning units ...................      79,605      73,489     160,276     174,256     156,211      56,370      29,698   14,859
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
  Units purchased ...................       1,537      20,810      47,915      59,137     139,435     133,388      85,365   24,792
  Units redeemed ....................     (23,685)    (14,694)    (50,423)    (73,117)    (70,143)    (33,547)    (14,035)  (9,953)
                                       ----------   ---------   ---------   ---------   ---------   ---------   ---------  -------
  Ending units ......................      57,457      79,605     157,768     160,276     225,503     156,211     101,028   29,698
                                       ==========   =========   =========   =========   =========   =========   =========  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              DRYELEAD           DRY3DCEN                  DRY500IX                    EVINC
                                           --------------  ---------------------   -----------------------   ---------------------
                                            2000     1999    2000        1999         2000         1999        2000        1999
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income .................. $  (199)    --    (14,164)    (18,115)    (126,867)     (59,962)     42,942      49,292
  Realized gain (loss) on investments ....  (2,364)    --     55,739      78,524    1,471,107      898,845      28,967      27,970
  Change in unrealized gain (loss)
    on investments .......................   4,819     --   (581,258)    172,373   (4,064,331)   2,071,050     (24,323)     85,128
  Reinvested capital gains ...............   1,121     --    162,206     160,139           --      277,023      29,739      25,558
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   3,377     --   (377,477)    392,921   (2,720,091)   3,186,956      77,325     187,948
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................  73,615     --    868,410     689,809    6,251,141    7,439,433      57,398     181,434
  Transfers between funds ................      --     --    185,644    (117,085)    (456,601)   1,823,273     (47,861)   (160,727)
  Redemptions ............................      --     --   (179,839)    (75,336)  (3,865,590)  (1,042,505)    (70,157)    (70,401)
  Annuity benefits .......................      --     --         --          --           --           --          --          --
  Annual contract maintenance charges
    (note 2) .............................      --     --     (2,575)     (1,871)     (31,312)     (19,905)     (1,002)     (1,050)
  Contingent deferred sales charges
    (note 2) .............................      --     --     (3,640)     (1,220)     (66,540)     (20,042)     (1,448)       (619)
  Adjustments to maintain reserves .......       4     --         85          29          826          166       8,099           7
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
      Net equity transactions ............  73,619     --    868,085     494,326    1,831,924    8,180,420     (54,971)    (51,356)
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....  76,996     --    490,608     887,247     (888,167)  11,367,376      22,354     136,592
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --     --  1,964,378   1,077,131   23,813,192   12,445,816   1,418,098   1,281,506
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .... $76,996     --  2,454,986   1,964,378   22,925,025   23,813,192   1,440,452   1,418,098
                                           =======   ====  =========   =========   ==========   ==========   =========   =========

CHANGES IN UNITS:
  Beginning units ........................      --     --     59,207      41,708      692,394      429,513      72,494      75,243
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
  Units purchased ........................   7,486     --     61,463      35,408      293,137      413,371       5,697      11,614
  Units redeemed .........................      --     --     (2,972)    (17,909)    (238,737)    (150,490)     (8,577)    (14,363)
                                           -------   ----  ---------   ---------   ----------   ----------   ---------   ---------
  Ending units ...........................   7,486     --    117,698      59,207      746,794      692,394      69,614      72,494
                                           =======   ====  =========   =========   ==========   ==========   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  FEDHIYLD               FEDBDFD               FABALA            FABAL
                                            --------------------   ---------------------   --------------  ---------------------
                                              2000        1999       2000        1999       2000     1999    2000        1999
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $  52,140     37,046     108,202      84,573     2,992     --     15,730      11,047
  Realized gain (loss) on investments ....    (76,254)    (4,354)   (146,383)    (23,908)       58     --    (23,873)    (14,947)
  Change in unrealized gain (loss)
    on investments .......................    (40,365)   (34,463)     92,366    (109,895)  (27,185)    --   (114,751)    (15,270)
  Reinvested capital gains ...............         --         --          --          --     6,942     --     35,154      49,976
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (64,479)    (1,771)     54,185     (49,230)  (17,193)    --    (87,740)     30,806
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    261,519    155,180     423,293     519,407   293,275     --    317,945     973,573
  Transfers between funds ................    (75,468)  (131,704)   (207,565)    (25,840)       --     --   (362,983)    (70,703)
  Redemptions ............................   (110,793)   (12,620)   (349,905)    (98,914)   (5,051)    --    (48,305)    (66,271)
  Annuity benefits .......................         --         --          --          --        --     --         --          --
  Annual contract maintenance charges
    (note 2) .............................       (378)      (242)       (962)       (719)       --     --     (1,671)     (1,130)
  Contingent deferred sales charges
    (note 2) .............................       (514)      (184)     (2,293)     (1,002)       --     --       (481)     (1,134)
  Adjustments to maintain reserves .......        276        456         118          34        14     --         32          (6)
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
      Net equity transactions ............     74,642     10,886    (137,314)    392,966   288,238     --    (95,463)    834,329
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     10,163      9,115     (83,129)    343,736   271,045     --   (183,203)    865,135
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    498,493    489,378   1,549,200   1,205,464        --     --  1,330,505     465,370
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $ 508,656    498,493   1,466,071   1,549,200   271,045     --  1,147,302   1,330,505
                                            =========   ========   =========   =========   =======   ====  =========   =========

CHANGES IN UNITS:
  Beginning units ........................     49,636     49,055     139,182     104,392        --     --     86,087      31,056
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
  Units purchased ........................     53,298     43,597      92,549      74,911    28,935     --     25,744      74,264
  Units redeemed .........................    (46,574)   (43,016)   (102,436)    (40,121)     (482)    --    (32,071)    (19,233)
                                            ---------   --------   ---------   ---------   -------   ----  ---------   ---------
  Ending units ...........................     56,360     49,636     129,295     139,182    28,453     --     79,760      86,087
                                            =========   ========   =========   =========   =======   ====  =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 FAEQINCA          FAEQINC              FAGROPPA            FAGROPP
                                            ---------------  ---------------------   --------------  ----------------------
                                              2000     1999    2000        1999       2000     1999     2000        1999
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $    901     --        275     (13,074)     (324)    --    (107,495)    (44,125)
  Realized gain (loss) on investments ....        15     --       (993)    101,673    (1,136)    --     237,928     194,685
  Change in unrealized gain (loss)
    on investments .......................   (11,405)    --    (16,790)   (264,494)  (28,018)    --  (2,544,473)   (845,688)
  Reinvested capital gains ...............    19,916     --    160,305     211,430    16,619     --     721,693     900,042
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     9,427     --    142,797      35,535   (12,859)    --  (1,692,347)    204,914
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   231,432     --    269,417     582,052   232,415     --   2,069,879   2,517,631
  Transfers between funds ................    14,233     --   (219,138)   (215,278)  (59,478)    --  (1,679,631)   (189,059)
  Redemptions ............................      (638)    --   (162,252)    (61,176)     (588)    --  (1,166,012)   (470,392)
  Annuity benefits .......................        --     --         --          --        --     --          --          --
  Annual contract maintenance charges
    (note 2) .............................        --     --     (2,769)     (2,401)       --     --     (10,350)     (9,262)
  Contingent deferred sales charges
    (note 2) .............................        --     --     (2,548)     (1,758)       --     --     (17,322)     (8,286)
  Adjustments to maintain reserves .......        --     --         91          (6)       (3)    --         166         (60)
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
      Net equity transactions ............   245,027     --   (117,199)    301,433   172,346     --    (803,270)  1,840,572
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   254,454     --     25,598     336,968   159,487     --  (2,495,617)  2,045,486
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        --     --  2,045,287   1,708,319        --     --   9,331,374   7,285,888
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $254,454     --  2,070,885   2,045,287   159,487     --   6,835,757   9,331,374
                                            ========   ====  =========   =========   =======   ====  ==========   =========

 CHANGES IN UNITS:
   Beginning units .......................        --     --    122,012     103,814        --     --     488,519     391,088
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
   Units purchased .......................    22,886     --     42,959      50,773    18,891     --     156,196     167,491
   Units redeemed ........................       (63)    --    (50,511)    (32,575)      (48)    --    (201,223)    (70,060)
                                            --------   ----  ---------   ---------   -------   ----  ----------   ---------
   Ending units ..........................    22,823     --    114,460     122,012    18,843     --     443,492     488,519
                                            ========   ====  =========   =========   =======   ====  ==========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                           FAHIYLD                FIDASMGR               FIDCAPINC               FIDEQINC
                                   ----------------------   ---------------------   --------------------   -----------------------
                                      2000         1999        2000       1999        2000       1999        2000          1999
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $  206,908     183,937     126,550      91,094     61,677      78,028       46,225       15,141
  Realized gain (loss)
    on investments ..............    (310,930)   (112,761)    110,188      61,306    (11,556)     24,093    1,573,664    1,529,689
  Change in unrealized
    gain (loss) on investments ..    (248,789)    125,442    (609,774)    212,814   (139,401)    (14,514)  (1,689,315)  (2,022,662)
  Reinvested capital gains ......          --          --     426,248     212,824         --      40,370      844,444    1,446,910
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting from
      operations ................    (352,811)    196,618      53,212     578,038    (89,280)    127,977      775,018      969,078
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........     763,712     591,358     758,069   1,304,975         --          --      754,810    1,545,727
  Transfers between funds .......    (353,208)   (367,666)     (5,924)   (138,610)    (1,317)   (123,285)  (1,230,096)  (1,091,107)
  Redemptions ...................    (471,835)   (273,085)   (552,669)   (274,660)  (130,701)   (238,589)  (3,300,662)  (2,329,777)
  Annuity benefits ..............          --          --          --          --          6      (1,625)      (4,522)      (5,247)
  Annual contract maintenance
    charges (note 2) ............      (2,363)     (2,284)     (4,418)     (3,895)    (1,259)     (1,525)     (16,710)     (18,301)
  Contingent deferred sales
    charges (note 2) ............      (3,638)     (2,121)     (5,897)     (4,736)      (126)       (146)     (12,165)     (11,982)
  Adjustments to
    maintain reserves ...........         775      (2,747)        210         176     (8,630)       (386)      (2,887)         189
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
      Net equity transactions ...     (66,557)    (56,545)    189,371     883,250   (142,027)   (365,556)  (3,812,232)  (1,910,498)
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................    (419,368)    140,073     242,583   1,461,288   (231,307)   (237,579)  (3,037,214)    (941,420)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........   2,940,818   2,800,745   5,605,426   4,144,138    973,878   1,211,457   16,135,005   17,076,425
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $2,521,450   2,940,818   5,848,009   5,605,426    742,571     973,878   13,097,791   16,135,005
                                   ==========   =========   =========   =========   ========   =========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...............     219,180     223,247     290,579     240,850     17,841      24,848      193,545      216,592
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
  Units purchased ...............     103,512      85,333      63,698      86,183         --          --       31,033       27,336
  Units redeemed ................    (107,177)    (89,400)    (54,300)    (36,454)    (2,476)     (7,007)     (77,867)     (50,383)
                                   ----------   ---------   ---------   ---------   --------   ---------   ----------   ----------
  Ending units ..................     215,515     219,180     299,977     290,579     15,365      17,841      146,711      193,545
                                   ==========   =========   =========   =========   ========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                FIDMGIN                  FIDPURTN              FIDVIPHI              FRANMUTSER
                                        ------------------------   -----------------------   -----------------   -----------------
                                            2000         1999         2000         1999        2000     1999      2000       1999
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ..............  $  (444,030)    (209,963)     249,612      280,207     5,781     9,669     8,392       671
  Realized gain (loss)
    on investments ...................    1,811,237      528,597      371,088      343,519       (42)    1,882       467    (3,084)
  Change in unrealized gain (loss)
    on investments ...................   (7,168,549)   3,321,891     (557,453)  (1,141,665)  (30,738)   (4,341)  (15,008)    9,018
  Reinvested capital gains ...........    1,415,443    2,703,524      701,969      726,332        --       420    30,941    20,109
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ......   (4,385,899)   6,344,049      765,216      208,393   (24,999)    7,630    24,792    26,714
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .............    8,499,328   10,193,949    2,172,796    3,005,029        --        --   221,793    89,498
  Transfers between funds ............   (1,102,712)   1,114,670   (2,178,721)  (2,047,732)       --   (22,367)   41,109    27,444
  Redemptions ........................   (4,378,255)  (1,510,513)  (2,019,589)    (794,957)       --        --    (6,943)  (37,866)
  Annuity benefits ...................           --           --           --           --        --        --        --        --
  Annual contract maintenance
    charges (note 2) .................      (31,632)     (23,202)     (10,404)     (10,523)      (45)      (77)     (768)     (623)
  Contingent deferred sales
    charges (note 2) .................      (59,169)     (31,378)     (27,732)     (14,389)       --        --        --      (531)
  Adjustments to maintain reserves ...        1,304        4,877          584           (1)       (2)       (9)   31,023       267
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
      Net equity transactions ........    2,928,864    9,748,403   (2,063,066)     137,427       (47)  (22,453)  286,214    78,189
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   (1,457,035)  16,092,452   (1,297,850)     345,820   (25,046)  (14,823)  311,006   104,903
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   38,844,976   22,752,524   14,723,211   14,377,391   106,516   121,339   290,896   185,993
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $37,387,941   38,844,976   13,425,361   14,723,211    81,470   106,516   601,902   290,896
                                        ===========   ==========   ==========   ==========   =======   =======   =======   =======

CHANGES IN UNITS:
  Beginning units ....................    1,080,952      775,189      637,179      631,678     4,175     5,077    26,056    18,848
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
  Units purchased ....................      322,029      419,643      126,015      161,651        --        --    27,260    22,981
  Units redeemed .....................     (240,948)    (113,880)    (217,040)    (156,150)       (2)     (902)   (4,552)  (15,773)
                                        -----------   ----------   ----------   ----------   -------   -------   -------   -------
  Ending units .......................    1,162,033    1,080,952      546,154      637,179     4,173     4,175    48,764    26,056
                                        ===========   ==========   ==========   ==========   =======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                               FRSMCAPGR           INVDYNAM             INVSMCOGR        INVTOTRET
                                            ---------------  ----------------------   --------------  --------------
                                              2000     1999     2000        1999       2000     1999   2000     1999
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $  1,467     --    (123,559)    (14,436)     (429)    --      509     --
  Realized gain (loss) on investments ....    (1,605)    --     885,718      31,968       469     --      (11)    --
  Change in unrealized gain (loss)
    on investments .......................   (72,674)    --  (2,944,320)    737,993   (32,633)    --   (1,297)    --
  Reinvested capital gains ...............     2,512     --      36,954     127,810    11,714     --    2,580     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................   (70,300)    --  (2,145,207)    883,335   (20,879)    --    1,781     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   509,466     --   4,704,064     751,995   262,510     --   54,484     --
  Transfers between funds ................     6,808     --   6,346,583   2,002,769       317     --   68,493     --
  Redemptions ............................    (4,554)    --    (927,889)    (92,753)     (989)    --       --     --
  Annuity benefits .......................        --     --          --          --        --     --       --     --
  Annual contract maintenance charges
    (note 2) .............................        --     --      (4,491)       (384)       --     --       --     --
  Contingent deferred sales charges
    (note 2) .............................       (59)    --     (15,016)     (2,881)       --     --       --     --
  Adjustments to maintain reserves .......        (6)    --       9,401       1,470     1,346     --        9     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
      Net equity transactions ............   511,655     --  10,112,652   2,660,216   263,184     --  122,986     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   441,355     --   7,967,445   3,543,551   242,305     --  124,767     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        --     --   3,543,551          --        --     --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $441,355     --  11,510,996   3,543,551   242,305     --  124,767     --
                                            ========   ====  ==========   =========   =======   ====  =======   ====

CHANGES IN UNITS:
  Beginning units ........................        --     --     198,949          --        --     --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
  Units purchased ........................    52,168     --     836,418     220,380    27,561     --   12,697     --
  Units redeemed .........................      (458)    --    (266,237)    (21,431)     (103)    --       --     --
                                            --------   ----  ----------   ---------   -------   ----  -------   ----
  Ending units ...........................    51,710     --     769,130     198,949    27,458     --   12,697     --
                                            ========   ====  ==========   =========   =======   ====  =======   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                               JANBAL        JANWORLD            JANFUND                    JAN20FD
                                            ------------  --------------  -----------------------   ------------------------
                                             2000   1999   2000     1999     2000         1999         2000          1999
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..................  $   --          2,167     --      11,148     (136,357)     (730,731)    (299,125)
  Realized gain (loss) on investments ....      --    --      (29)    --   1,607,308      518,702     3,499,158    1,876,541
  Change in unrealized gain (loss)
    on investments .......................      --    --  (30,359)    --  (7,868,975)   2,229,356   (25,701,299)  13,558,639
  Reinvested capital gains ...............      --    --       --     --   2,088,623    1,754,780     1,367,498    2,382,851
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................      --    --  (28,221)    --  (4,161,896)   4,366,481   (21,565,374)  17,518,906
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   3,420    --  493,370     --   7,540,354    4,413,201    19,178,200   15,989,396
  Transfers between funds ................      --    --    5,183     --   2,115,168    3,096,905    (1,341,504)   4,959,838
  Redemptions ............................      --    --   (2,025)    --  (2,359,721)    (585,095)   (4,697,280)  (2,382,467)
  Annuity benefits .......................      --    --       --     --          --           --            --           --
  Annual contract maintenance charges
    (note 2) .............................      --    --       --     --     (19,776)      (9,108)      (58,847)     (25,581)
  Contingent deferred sales charges
    (note 2) .............................      --    --       --     --     (38,762)     (11,511)      (93,637)     (54,887)
  Adjustments to maintain reserves .......       4    --        3     --         442          200           482        1,173
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
      Net equity transactions ............   3,424    --  496,531     --   7,237,705    6,904,592    12,987,414   18,487,472
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   3,424    --  468,310     --   3,075,809   11,271,073    (8,577,960)  36,006,378
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --    --       --     --  17,368,953    6,097,880    52,422,689   16,416,311
                                            ------  ----  -------   ----  ----------   ----------   -----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $3,424    --  468,310     --  20,444,762   17,368,953    43,844,729   52,422,689
                                            ======  ====  =======   ====  ==========   ==========   ===========   ==========

CHANGES IN UNITS:
  Beginning units ........................      --    --        --    --     595,937      303,830       995,837      507,576
                                            ------  ----  --------  ----  ----------   ----------   -----------   ----------
  Units purchased ........................     350    --    53,223    --     549,386      413,565       803,649      743,488
  Units redeemed .........................      --    --      (217)   --    (232,138)    (121,458)     (312,070)    (255,227)
                                            ------  ----  --------  ----  ----------   ----------   -----------   ----------
  Ending units ...........................     350    --    53,006    --     913,185      595,937     1,487,416      995,837
                                            ======  ====  ========  ====  ==========   ==========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              JANWRLDWDE              LAZSMCAP             MFSWGVT                 NWBDFD
                                       ------------------------   -----------------   -------------------   ---------------------
                                           2000        1999        2000       1999      2000       1999       2000         1999
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income .............  $   (51,940)    (137,918)     (868)     (446)    (5,908)    30,592      81,928      74,286
  Realized gain (loss)
  on investments ....................    1,224,730      303,626    (3,876)    2,133    (63,733)   (24,743)    (35,825)      2,179
  Change in unrealized gain
    (loss) on investments ...........   (8,425,583)   6,168,659    32,307    (6,204)    68,733    (36,873)     38,713    (143,935)
  Reinvested capital gains ..........    2,157,913      300,343    12,829     6,007         --         --          --          --
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......  (5,094,880)   6,634,710    40,392     1,490       (908)   (31,024)     84,816     (67,470)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................    7,534,260    4,872,858   101,926    95,307     17,817     58,963      97,915     464,741
  Transfers between funds ...........    2,862,850    1,138,194   103,648    85,026    (43,127)  (138,762)    (28,757)   (177,367)
  Redemptions .......................   (2,004,518)    (590,624)   (8,121)       --    (71,928)  (122,666)   (247,596)   (241,981)
  Annuity benefits ..................           --           --        --        --     (2,148)    (2,456)         --         (18)
  Annual contract maintenance
    charges (note 2) ................      (21,457)     (11,238)     (188)       (9)      (803)      (910)     (1,424)     (1,330)
  Contingent deferred sales
    charges (note 2) ................      (31,026)      (9,166)     (192)       --       (900)    (1,236)     (1,809)     (2,347)
  Adjustments to maintain reserves ..          470          520       300      (298)      (734)      (319)       (652)     (1,974)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
      Net equity transactions .......    8,340,579    5,400,544   197,373   180,026   (101,823)  (207,386)   (182,323)     39,724
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................    3,245,699   12,035,254   237,765   181,516   (102,731)  (238,410)    (97,507)    (27,746)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............   19,032,832    6,997,578   181,986       470    517,994    756,404   1,573,323   1,601,069
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $22,278,531   19,032,832   419,751   181,986    415,263    517,994   1,475,816   1,573,323
                                       ===========   ==========   =======   =======   ========   ========   =========   =========

CHANGES IN UNITS:
  Beginning units ...................      769,694      459,107    17,392        45     14,393     19,990      37,551      36,618
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
  Units purchased ...................      645,613      431,303    28,034    24,904      7,708      2,290       9,599      17,036
  Units redeemed ....................     (249,104)    (120,716)   (9,937)   (7,557)   (10,506)    (7,887)    (13,281)    (16,103)
                                       -----------   ----------   -------   -------   --------   --------   ---------   ---------
  Ending units ......................    1,166,203      769,694    35,489    17,392     11,595     14,393      33,869      37,551
                                       ===========   ==========   =======   =======   ========   ========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                            NWFUND                   NWGROFD               NWUSGVT                 NWMYMKT
                                   ------------------------   ----------------------   ------------------   -----------------------
                                      2000          1999         2000        1999       2000       1999       2000          1999
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .........  $   (40,393)     (44,455)     (36,024)    (39,685)   19,774     20,448      578,198      388,198
  Realized gain (loss)
    on investments ..............      222,215      652,316      128,254     294,027   (12,168)   (29,742)          --           --
  Change in unrealized gain
    (loss) on investments .......   (2,391,910)  (1,224,488)  (1,487,368)   (202,135)   39,127    (13,433)          --           --
  Reinvested capital gains ......    1,961,558      523,109      481,189     442,086        --      1,715           --           --
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
    Net increase (decrease)
      in contract owners'
      equity resulting
      from operations ...........     (248,530)     (93,518)    (913,949)    494,293    46,733    (21,012)     578,198      388,198
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........    1,502,800    3,211,265      510,229     496,793   108,712    612,619    5,342,140    6,833,790
  Transfers between funds .......   (1,284,116)    (778,608)    (364,003)    (71,634)  (64,315)  (477,996)  (2,712,235)  (1,084,885)
  Redemptions ...................   (1,656,526)  (1,208,864)    (948,449)   (886,886)  (32,911)  (191,094)  (3,187,810)  (3,242,473)
  Annuity benefits ..............           --         (152)          --        (141)       --         --         (247)        (377)
  Annual contract maintenance
    charges (note 2) ............      (13,950)     (12,189)      (4,325)     (4,494)     (510)      (431)     (12,461)     (10,508)
  Contingent deferred sales
    charges (note 2) ............      (12,270)      (6,961)      (2,187)     (3,288)     (718)      (193)     (56,999)     (73,053)
  Adjustments to
    maintain reserves ...........       (2,162)     (17,167)      (1,306)    (18,658)      (78)        (4)         477      (16,045)
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
      Net equity transactions ...   (1,466,224)   1,187,324     (810,041)   (488,308)   10,180    (57,099)    (627,135)   2,406,449
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ................   (1,714,754)   1,093,806   (1,723,990)      5,985    56,913    (78,111)     (48,937)   2,794,647
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...........    8,556,283    7,462,477    3,549,974   3,543,989   439,725    517,836   14,299,585   11,504,938
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................  $ 6,841,529    8,556,283    1,825,984   3,549,974   496,638    439,725   14,250,648   14,299,585
                                   ===========   ==========   ==========   =========   =======   ========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ...............       69,246       59,332       26,861      30,732    38,137     43,459      649,535      536,581
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
  Units purchased ...............       19,841       31,443        6,996       5,198    39,041     63,273    1,305,444    1,316,809
  Units redeemed ................      (21,627)     (21,529)      (7,001)     (9,069)  (37,727)   (68,595)  (1,335,276)  (1,203,855)
                                   -----------   ----------   ----------   ---------   -------   --------   ----------   ----------
  Ending units ..................       67,460       69,246       26,856      26,861    39,451     38,137      619,703      649,535
                                   ===========   ==========   ==========   =========   =======   ========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                             NWMYMKS             NWINDXFD              NBEFGUARD                  NBEFPART
                                        -----------------  --------------------  -----------------------   -----------------------
                                           2000      1999    2000        1999       2000         1999         2000         1999
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..............  $   23,178     --     (4,207)      (550)    (44,023)     (37,611)     (45,474)     (24,874)
  Realized gain (loss)
    on investments ...................          --     --      4,182        233    (977,860)     (37,743)    (557,859)     122,187
  Change in unrealized gain (loss)
    on investments ...................          --     --   (188,241)    21,131    (160,937)  (1,012,384)     (24,874)    (502,155)
  Reinvested capital gains ...........          --     --     28,154        341     984,304    1,578,197      528,758      955,799
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      23,178     --   (160,112)    21,155    (198,516)     490,459      (99,449)     550,957
                                        ----------   ----  ---------   --------  ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .............   2,142,078     --  1,813,925   175,404      934,359    1,262,107      930,559    1,159,627
  Transfers between funds ............    (341,380)    --     38,951    15,317   (1,304,938)  (1,868,774)  (1,681,086)  (2,302,271)
  Redemptions ........................     (36,361)    --    (23,246)   (1,003)    (673,682)    (389,152)    (777,183)    (459,594)
  Annuity benefits ...................          --     --         --        --           --           --           --           --
  Annual contract maintenance
    charges (note 2) .................          --     --       (303)      (10)      (5,130)      (5,549)      (8,686)     (10,544)
  Contingent deferred sales
    charges (note 2) .................          --     --       (368)      (19)     (11,974)      (9,654)     (13,286)      (9,682)
  Adjustments to maintain reserves ...          69     --        432       103        6,310       12,098          270           30
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
      Net equity transactions ........   1,764,406     --  1,829,391   189,792   (1,055,055)    (998,924)  (1,549,412)  (1,622,434)
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   1,787,584     --  1,669,279   210,947   (1,253,571)    (508,465)  (1,648,861)  (1,071,477)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................          --     --    210,947        --    6,991,351    7,499,816    8,257,499    9,328,976
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $1,787,584     --  1,880,226   210,947    5,737,780    6,991,351    6,608,638    8,257,499
                                        ==========   ====  =========   =======   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ....................          --     --     17,851        --      379,737      436,072      311,322      374,224
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
  Units purchased ....................     176,172     --    187,309    17,947       64,761       86,427       42,491       61,224
  Units redeemed .....................      (2,892)    --     (4,617)      (96)    (122,784)    (142,762)    (102,834)    (124,126)
                                        ----------   ----  ---------   -------   ----------   ----------   ----------   ----------
  Ending units .......................     173,280     --    200,543    17,851      321,714      379,737      250,979      311,322
                                        ==========   ====  =========   =======   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                   NBETGEN            NBETGUARD      NBETPART           NBIFLTDMAT
                                            ---------------------   -------------  -------------  ---------------------
                                               2000        1999      2000    1999   2000    1999     2000       1999
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..................  $  (13,078)    (5,646)      46     --     168     --     47,227      62,628
  Realized gain (loss) on investments ....      42,179    (55,608)    (289)    --     (45)    --    (52,974)    (22,926)
  Change in unrealized gain (loss)
    on investments .......................     182,098     81,946   (9,680)    --  (1,904)    --     40,948     (39,222)
  Reinvested capital gains ...............      56,500         --    8,967     --   2,342     --         --          --
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     267,699     20,692     (956)    --     561     --     35,201         480
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     256,356    203,802   51,488     --  28,515     --     60,280     761,986
  Transfers between funds ................     510,006   (115,862)  13,829     --  13,829     --   (687,087)   (234,865)
  Redemptions ............................     (90,485)   (56,722)    (593)    --    (615)    --    (96,412)    (57,835)
  Annuity benefits .......................          --         --       --     --      --     --         --          --
  Annual contract maintenance charges
    (note 2) .............................        (970)      (598)      --     --      --     --       (659)       (701)
  Contingent deferred sales charges
    (note 2) .............................      (2,868)    (1,250)      --     --      --     --     (1,333)       (314)
  Adjustments to maintain reserves .......       1,560      1,911        7     --      --     --      5,288         321
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
      Net equity transactions ............     673,599     31,281   64,731     --  41,729     --   (719,923)    468,592
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     941,298     51,973   63,775     --  42,290     --   (684,722)    469,072
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     677,694    625,721       --     --      --     --  1,450,390     981,318
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $1,618,992    677,694   63,775     --  42,290     --    765,668   1,450,390
                                            ==========   ========   ======   ====  ======   ====  =========   =========

CHANGES IN UNITS:
  Beginning units ........................      71,238     67,525       --     --      --     --    119,912      81,393
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
  Units purchased ........................      95,410     41,273    6,883     --   4,253     --      9,939      87,996
  Units redeemed .........................     (36,136)   (37,560)     (78)    --     (88)    --    (69,745)    (49,477)
                                            ----------   --------   ------   ----  ------   ----  ---------   ---------
  Ending units ...........................     130,512     71,238    6,805     --   4,165     --     60,106     119,912
                                            ==========   ========   ======   ====  ======   ====  =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              OPPCAPAPP           OPPGLOB                 PHXBALFD            PIMTOTRET
                                            -------------  -----------------------   ---------------------   -----------
                                             2000    1999     2000         1999        2000        1999      2000   1999
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $   (5)    --    (189,522)     (47,074)     12,392       9,661      --    --
  Realized gain (loss) on investments ....      --     --     569,311      246,477       9,946       5,672      --    --
  Change in unrealized gain (loss)
    on investments .......................    (627)    --  (3,038,304)   3,280,514    (147,524)     13,459      --    --
  Reinvested capital gains ...............     531     --   2,853,357      715,136     106,451      60,704      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (101)    --     194,842    4,195,053     (18,735)     89,496      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   5,445     --   3,623,236    1,227,953     122,071     202,683   3,420    --
  Transfers between funds ................      --     --   1,573,701     (348,998)    (87,741)      8,440      --    --
  Redemptions ............................      --     --  (1,780,366)    (430,714)   (193,162)    (33,653)     --    --
  Annuity benefits .......................      --     --          --           --          --          --      --    --
  Annual contract maintenance charges
    (note 2) .............................      --     --     (10,481)      (7,116)     (1,220)     (1,030)     --    --
  Contingent deferred sales charges
    (note 2) .............................      --     --     (23,411)      (7,553)     (1,416)       (665)     --    --
  Adjustments to maintain reserves .......      (2)    --     (22,300)      (7,592)         74          50       2    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
      Net equity transactions ............   5,443     --   3,360,379      425,980    (161,394)    175,825   3,422    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   5,342     --   3,555,221    4,621,033    (180,129)    265,321   3,422    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      --     --  11,886,726    7,265,693   1,061,196     795,875      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $5,342     --  15,441,947   11,886,726     881,067   1,061,196   3,422    --
                                            ======   ====  ==========   ==========   =========   =========   =====  ====

CHANGES IN UNITS:
  Beginning units ........................      --     --     315,244      301,407      58,294      47,793      --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
  Units purchased ........................     587     --     214,029      120,957       8,978      15,949     328    --
  Units redeemed .........................      --     --     (60,275)    (107,120)    (18,053)     (5,448)     --    --
                                            ------   ----  ----------   ----------   ---------   ---------   -----  ----
  Ending units ...........................     587     --     468,998      315,244      49,219      58,294     328    --
                                            ======   ====  ==========   ==========   =========   =========   =====  ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 PRBAL            PRINT            PRLGCPGRO         PRLGCPVAL
                                            ---------------   ---------------   ----------------   ---------------
                                             2000     1999     2000     1999     2000      1999     2000      1999
                                            -------   -----   ------   ------   -------   ------   -------   -----
INVESTMENT ACTIVITY:
  Net investment income ..................  $    44      24     (499)     (99)   (1,618)     (57)      158       1
  Realized gain (loss) on investments ....      138      (7)  (3,910)      50     3,751      (20)    6,909      --
  Change in unrealized gain (loss)
    on investments .......................     (367)     96   (5,276)   3,405   (55,813)   2,702     7,570     (58)
  Reinvested capital gains ...............       49      65    2,962      422     6,593      204        --       4
                                            -------   -----   ------   ------   -------   ------   -------   -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     (136)    178   (6,723)   3,778   (47,087)   2,829    14,637     (53)
                                            -------   -----   ------   ------   -------   ------   -------   -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    4,737   4,356    5,026    7,086   101,405   13,026    20,559   1,100
  Transfers between funds ................       --      --   12,573   39,644    95,141    5,224    95,950      --
  Redemptions ............................   (4,041)   (692)      --       --    (9,498)  (1,378)     (997)     --
  Annuity benefits .......................       --      --       --       --        --       --        --      --
  Annual contract maintenance charges
    (note 2) .............................      (18)     --      (32)      (2)      (76)      --       (31)     --
  Contingent deferred sales charges
    (note 2) .............................     (214)     --       --       --      (452)      --        (7)     --
  Adjustments to maintain reserves .......        4      (5)      53      (35)       76       20        77      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
      Net equity transactions ............      468   3,659   17,620   46,693   186,596   16,892   115,551   1,100
                                            -------   -----   ------   ------   -------   ------   -------   -----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      332   3,837   10,897   50,471   139,509   19,721   130,188   1,047
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    3,837      --   52,287    1,816    19,721       --     1,047      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $ 4,169   3,837   63,184   52,287   159,230   19,721   131,235   1,047
                                            =======   =====   ======   ======   =======   ======   =======   =====

CHANGES IN UNITS:
  Beginning units ........................      355      --    4,361      181     1,471       --       109      --
                                            -------   -----   ------   ------   -------   ------   -------   -----
  Units purchased ........................      432     423   10,876    4,180    16,654    1,600    20,132     109
  Units redeemed .........................     (391)    (68)  (9,347)      --    (2,165)    (129)   (8,269)     --
                                            -------   -----   ------   ------   -------   ------   -------   -----
  Ending units ...........................      396     355    5,890    4,361    15,960    1,471    11,972     109
                                            =======   =====   ======   ======   =======   ======   =======   =====

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                 PRSMCAP              STCOMSTK                  STLCAP            STRMIDCAP
                                            -----------------   ---------------------   ----------------------   ------------
                                              2000      1999       2000       1999         2000        1999      2000    1999
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
INVESTMENT ACTIVITY:
  Net investment income ..................  $ (3,476)    (222)    (16,330)     (5,395)     (78,810)    (38,412)     (4)    --
  Realized gain (loss) on investments ....    14,301       41      15,730       3,398      437,689      54,516      --     --
  Change in unrealized gain (loss)
    on investments .......................   (25,820)   9,774    (349,612)     60,703   (2,118,374)    941,083    (171)    --
  Reinvested capital gains ...............    24,037      769     313,611     114,677      805,986     694,656     190     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................     9,042   10,362     (36,601)    173,383     (953,509)  1,651,843      15     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................   102,808   45,455     723,440     403,570    1,270,016   1,173,612   4,083     --
  Transfers between funds ................    91,254   42,914     380,272     431,123    1,282,656     335,991      --     --
  Redemptions ............................    (4,068)    (544)    (65,363)     (4,495)  (1,003,346)   (291,607)     --     --
  Annuity benefits .......................        --       --          --          --           --          --      --     --
  Annual contract maintenance charges
    (note 2) .............................       (76)      --        (456)       (114)      (4,519)     (2,266)     --     --
  Contingent deferred sales charges
    (note 2) .............................        (9)      --      (1,326)        (44)     (22,648)     (2,761)     --     --
  Adjustments to maintain reserves .......       260       11       1,512         451          573          90       1     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
      Net equity transactions ............   190,169   87,836   1,038,079     830,491    1,522,732   1,213,059   4,084     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ....   199,211   98,198   1,001,478   1,003,874      569,223   2,864,902   4,099     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    98,664      466   1,003,874          --    4,889,682   2,024,780      --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $297,875   98,664   2,005,352   1,003,874    5,458,905   4,889,682   4,099     --
                                            ========   ======   =========   =========   ==========   =========   =====   ====

CHANGES IN UNITS:
  Beginning units ........................     8,136       45      69,558          --      115,792      75,602      --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
  Units purchased ........................    24,056    8,141     104,411      75,185       73,720      54,552     530     --
  Units redeemed .........................    (8,342)     (50)    (23,486)     (5,627)     (38,273)    (14,362)     --     --
                                            --------   ------   ---------   ---------   ----------   ---------   -----   ----
  Ending units ...........................    23,850    8,136     150,483      69,558      151,239     115,792     530     --
                                            ========   ======   =========   =========   ==========   =========   =====   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                  TEMFORFD                  WPEMGRO                 WPGLFXINC
                                            ----------------------   -----------------------   ------------------
                                               2000        1999         2000         1999       2000       1999
                                            ----------   ---------   ----------   ----------   -------   --------
INVESTMENT ACTIVITY:
  Net investment income ..................  $   57,104      94,171      (89,359)     (59,051)    8,898      2,399
  Realized gain (loss) on investments ....      32,364    (174,529)     491,033      256,428    (1,078)      (679)
  Change in unrealized gain (loss)
    on investments .......................    (468,696)  1,497,360   (2,635,323)     806,488      (739)    (4,664)
  Reinvested capital gains ...............     113,663      46,781    1,171,256      637,805        --         --
                                            ----------   ---------   ----------   ----------   -------   --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................    (265,565)  1,463,783   (1,062,393)   1,641,670     7,081     (2,944)
                                            ----------   ---------   ----------   ----------   -------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................     988,049     818,678      935,435      873,907    56,760     33,961
  Transfers between funds ................    (456,626)   (235,418)     981,561   (1,067,817)   48,554   (122,983)
  Redemptions ............................    (521,464)   (244,205)    (708,859)    (460,638)   (1,366)      (706)
  Annuity benefits .......................          --          --           --           --        --         --
  Annual contract maintenance charges
    (note 2) .............................      (4,695)     (4,517)      (6,178)      (5,091)     (156)      (130)
  Contingent deferred sales charges
    (note 2) .............................      (9,360)     (3,244)     (16,031)      (5,813)       --        (30)
  Adjustments to maintain reserves .......         117         161          116           72        86         72
                                            ----------   ---------   ----------   ----------   -------   --------
      Net equity transactions ............      (3,979)    331,455    1,186,044     (665,380)  103,878    (89,816)
                                            ----------   ---------   ----------   ----------   -------   --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....    (269,544)  1,795,238      123,651      976,290   110,959    (92,760)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................   5,864,856   4,069,618    5,968,882    4,992,592    57,203    149,963
                                            ----------   ---------   ----------   ----------   -------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD ....  $5,595,312   5,864,856    6,092,533    5,968,882   168,162     57,203
                                            ==========   =========   ==========   ==========   =======   ========

CHANGES IN UNITS:
  Beginning units ........................     334,228     318,666      288,740      338,034     5,419     14,079
                                            ----------   ---------   ----------   ----------   -------   --------
  Units purchased ........................     247,403     238,989      137,411       79,357    10,933     15,585
  Units redeemed .........................    (242,934)   (223,427)     (86,741)    (128,651)   (1,301)   (24,245)
                                            ----------   ---------   ----------   ----------   -------   --------
  Ending units ...........................     338,697     334,228      339,410      288,740    15,051      5,419
                                            ==========   =========   ==========   ==========   =======   ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2000 and 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Growth Fund - Investor Class (ACGroI)
              American Century: Income & Growth Fund - Advisor Class (ACIncGroA) American Century: Income & Growth Fund - Investor Class
                (ACIncGroI)
              American Century: International Growth Fund - Advisor Class
                (ACIntGrA)
              American Century: International Growth Fund - Investor Class
                (ACIntlGrI)
              American Century: Short-Term Government Fund - Investor Class
                (ACSTGvtI)
              American Century: Ultra Fund - Investor Class (ACUltraI)
              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
                Fund Institutional Class (DeHYBd)
              Dreyfus A Bonds Plus, Inc. (DryABds)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Balanced Fund, Inc. (DryBal)
              Dreyfus Emerging Leaders Fund (DryELead)
              Dreyfus Premier Third Century Fund, Inc. - Class Z (Dry3dCen) Dreyfus S&P 500 Index Fund (Dry500Ix)
              Evergreen Equity Income Fund - Class Y (EvInc)
              Federated High Yield Trust (FedHiYld)
              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)
              Fidelity Advisor Balanced Fund - Class A (FABalA)
              Fidelity Advisor Balanced Fund - Class T (FABal)
              Fidelity Advisor Equity Income Fund - Class A (FAEqIncA)
              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Asset Manager(TM) (FidAsMgr)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln)
              Fidelity Puritan(R) Fund (FidPurtn)
              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) (formerly Fidelity VIP - High Income Portfolio)
                (not available for additional purchase payments or exchanges after December 1, 1993)
              Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class A
                (FranMutSer)
              Franklin Small Cap Growth Fund - Class A (FrSmCapGr)
              Invesco Dynamics Fund, Inc. (InvDynam)
              Invesco Small Company Growth Fund (InvSmCoGr)
              Invesco Total Return Fund - Investor Class (InvTotRet)
              Janus Advisor Balanced Fund (JanBal)
              Janus Advisor Worldwide Fund (JanWorld)
              Janus Fund (JanFund)
              Janus Twenty Fund (Jan20Fd)
              Janus Worldwide Fund (JanWrldwde)
              Lazard Small Cap Portfolio - Open Shares (LazSmCap)
              MFS(R) Global Governments Fund - Class A (MFSWGvt)
              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Intermediate U.S. Government Bond Fund - Class D
                (NWUSGvt) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
                (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund - Service Class (NWMyMkS) Nationwide S&P 500(R) Index Fund - Service Class (NWIndxFd)
                (managed for a fee by an affiliated investment advisor)
              Neuberger Berman Equity Fund - Guardian Fund (NBEFGuard)
              Neuberger Berman Equity Fund - Partners Fund (NBEFPart)
              Neuberger Berman Equity Trust - Genesis Fund (NBETGen)
                (available only for contract established prior to March 6, 1998)
              Neuberger Berman Equity Trust - Guardian Fund (NBETGuard) Neuberger Berman Equity Trust - Partners Fund (NBETPart)
              Neuberger Berman Income Funds - Limited Maturity Bond Fund
                (NBIFLtdMat)
              Oppenheimer Capital Appreciation Fund - Class A (OppCapApp) Oppenheimer Global Fund - Class A (OppGlob)

              Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
              Pimco Total Return Fund - Class A (PimTotRet)
              NMF Prestige Balanced Fund - Class A (PrBal)
                (managed for a fee by an affiliated investment advisor)
              NMF Prestige International Fund - Class A (PrInt)
                (managed for a fee by an affiliated investment advisor) NMF
              Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
                (managed for a fee by an affiliated investment advisor) NMF
              Prestige Large Cap Value Fund - Class A (PrLgCpVal)
                (managed for a fee by an affiliated investment advisor)
              NMF Prestige Small Cap Fund - Class A (PrSmCap)
                (managed for a fee by an affiliated investment advisor)
              Strong Advisor Common Stock Fund, Inc. (StComStk)
              Strong Large Cap Growth Fund, Inc. (StLCap) (formerly
                Strong Total Return Fund, Inc.)
              Strong Mid Cap Growth Fund - Class Z (StrMidCap)
              Templeton Foreign Fund - Class A (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro) Warburg Pincus Global Fixed-Income Fund - Common Shares
                (WPGlFxInc)

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

         For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     (b) Mortality and Expense Risk Charges

         The following contract charges are deducted by the Company on Soloist contracts: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

         For Successor contracts, the charge ranges from an annual rate of .95% to a maximum of 2.05% if all permissible rider options are utilized. For these contracts, the rider options include: (a) five or seven year CDSC; (b) reduced purchase payment; (c) death benefit and (d) guaranteed minimum income benefit. This charge is assessed through the daily unit value calculation.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          NATIONWIDE VARIABLE ACCOUNT

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                             UNIT                CONTRACT            TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY        RETURN**
                                                       -----------        -----------        ----------------       ---------
CONTRACTS IN ACCUMULATION PHASE:

Asset Fee @ .95 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ...............................           18,894          $ 8.006373          $  151,272          (29.72)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ...............................           28,545            8.939837             255,188          (15.81)%***
  American Century: International Growth Fund -
   Advisor Class:
   Tax qualified ...............................           10,521            8.703964              91,574          (19.32)%***
  American Century:
  Short-Term Government Fund - Investor Class:
   Tax qualified ...............................            8,134           10.573184              86,002           8.55%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ...............................          141,363            8.012883           1,132,725          (29.62)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ...............................           55,201            9.991471             551,539          (0.13)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ...............................           12,791            9.876646             126,332          (1.84)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified ...............................            1,282           10.299752              13,204           4.47%***
  Dreyfus Premier Third Century Fund, Inc. -
   Class Z:
   Tax qualified ...............................           38,237            8.654874             330,936          (20.05)%***
  Federated High Yield Trust:
   Tax qualified ...............................            3,453            9.256360              31,962          (10.95)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ..............................            6,543           10.446497              68,351           6.66%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ...............................            5,901            9.535378              56,268          (6.93)%***
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ...............................           17,586           11.153342             196,143          17.19%***
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
    Tax qualified ..............................            9,358            8.471403              79,275          (22.79)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ...............................            4,427            9.055246              40,088          (14.08)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ...............................           28,023            8.541275             239,352          (21.75)%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT            TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY        RETURN**
                                                       -----------        -----------        ----------------       ---------
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................         64,128            8.618967            552,717          (20.59)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................         12,232            8.834977            108,069          (17.37)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................            738            9.841281              7,263          (2.37)%***
  Janus Advisor Balanced Fund:
   Tax qualified .................................            350            9.783183              3,424          (8.70)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................         17,539            8.838918            155,026          (46.60)%***
  Janus Fund:
   Tax qualified .................................         50,813            7.982384            405,609          (30.08)%***
  Janus Twenty Fund:
   Tax qualified .................................        181,852            6.879094          1,250,977          (46.53)%***
  Janus Worldwide Fund:
   Tax qualified .................................         88,079            7.873214            693,465          (31.71)%***
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................          1,762           10.769748             18,976          11.48%***
  Nationwide Bond Fund - Class D:
   Tax qualified .................................            392           10.608876              4,159           8.97%***
  Nationwide Fund - Class D:
   Tax qualified .................................          5,405            9.555125             51,645          (6.63)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................          4,350            7.369169             32,056          (39.22)%***
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
    Tax qualified ................................          5,241           10.987054             57,583          14.72%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................         15,275           10.332702            157,832           4.90%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................        101,963            8.970533            914,662          (15.35)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................          4,295           11.858163             50,931          27.70%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................          1,783            9.383282             16,730          (9.19)%***
  Neuberger Berman ET - Partners Trust:
   Tax qualified .................................          2,568           10.160186             26,091           2.39%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................         49,595            9.525990            472,441          (7.07)%***
  Pimco Total Return Fund - Class A:
   Tax qualified .................................            328           10.433703              3,422          16.85%***
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified .................................            531            7.492414              3,978          (37.38)%***
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified .................................            207           10.124691              2,096           1.86%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................         14,905            9.611802            143,264          (5.79)%***

                                                                             UNIT             CONTRACT             TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                       -----------        -----------     ----------------        ---------
Templeton Foreign Fund - Class A:
   Tax qualified .................................          1,691           10.478436          17,719               7.13%***

Asset Fee @ 1.00 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................            353            8.003702           2,825             (29.76)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................            899            8.936855           8,034             (15.85)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified .................................            295            9.873346           2,913              (1.89)%***
  Janus Fund:
   Tax qualified .................................            350            7.979710           2,793             (30.12)%***
  Janus Worldwide Fund:
   Tax qualified .................................          1,170            7.870581           9,209             (31.75)%***
  Nationwide Fund - Class D:
   Tax qualified .................................            907            9.551940           8,664              (6.68)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................            376            7.366709           2,770             (39.26)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................          1,523            8.967537          13,658             (15.39)%***

Asset Fee @ 1.05 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................          5,065            8.001020          40,525             (29.80)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................          5,861            8.933871          52,361             (15.89)%***
  American Century: International Growth Fund -
  Advisor Class:
    Tax qualified ................................            286            8.698148           2,488             (19.41)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................          8,672            8.007525          69,441             (29.70)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................            215            9.984808           2,147              (0.23)%***
  Federated High Yield Trust:
   Tax qualified .................................          3,659            9.250103          33,846             (11.04)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ................................          6,517           10.439527          68,034               6.55%***

Franklin Small Cap Growth Fund - Class A:
Tax qualified ....................................          3,575            8.535571          30,515             (21.83)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................          5,671            8.613210          48,846             (20.67)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................          1,239            8.829075          10,939             (17.46)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................            312            9.834711           3,068              (2.46)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................          6,705            8.836769          59,251             (46.69)%***

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT             CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY           RETURN**
                                                       -----------        -----------     ----------------          ---------
  Janus Fund:
   Tax qualified .................................           5,132           7.977044           40,938             (30.16)%***
  Janus Twenty Fund:
   Tax qualified .................................          22,701           6.874485          156,058             (46.60)%***
  Janus Worldwide Fund:
   Tax qualified .................................           3,278           7.867957           25,791             (31.78)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................           1,022          10.325720           10,553               4.80%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           5,661           8.964557           50,748             (15.44)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................          10,228           9.519639           97,367              (7.16)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................           1,260           9.605376           12,103              (5.88)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................           3,509          10.471444           36,744               7.03%***

Asset Fee @ 1.10 rate:
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................           2,181           8.930891           19,478             (15.94)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................           5,084           8.004847           40,697             (29.74)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           1,486           9.981474           14,832              (0.28)%***
  Federated High Yield Trust:
   Tax qualified .................................           1,964           9.246973           18,161             (11.09)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................          17,169           9.525831          163,549              (7.07)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified .................................           1,563          11.142187           17,415              17.03%***
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
    Tax qualified ................................           2,847           8.462922           24,094             (22.92)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified .................................             488           9.046176            4,415             (14.22)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................           1,761           8.532712           15,026             (21.87)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           4,262           8.610328           36,697             (20.72)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................           3,358           8.835700           29,670             (46.73)%***
  Janus Fund:
   Tax qualified .................................           6,090           7.974378           48,564             (30.20)%***
  Janus Twenty Fund:
   Tax qualified .................................           5,525           6.872183           37,969             (46.63)%***
  Janus Worldwide Fund:
   Tax qualified .................................             569           7.865317            4,475             (31.82)%***

                                                                              UNIT             CONTRACT              TOTAL
                                                             UNITS         FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                          -----------      -----------     ----------------         ---------

  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................           1,199          10.758985           12,900              11.32%***
  Nationwide Fund - Class D:
   Tax qualified .................................           1,194           9.545563           11,397              (6.77)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................           3,743          10.322224           38,636               4.75%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           3,871           8.961551           34,690             (15.48)%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................           2,010           9.373903           18,842              (9.33)%***
  Oppenheimer Capital Appreciation Fund - Class A:
   Tax qualified .................................             587           9.099745            5,342             (36.13)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................           6,057           9.516462           57,641              (7.21)%***
  Strong Mid Cap Growth - Class Z:
   Tax qualified .................................             530           7.734681            4,099             (90.92)%***

Asset Fee @ 1.20 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................           4,759           7.992996           38,039             (29.92)%***
  American Century: Income and Growth Fund -
  Advisor Class:
    Tax qualified ................................          10,353           8.924912           92,400             (16.03)%***
  American Century: International Growth Fund -
  Advisor Class:
    Tax qualified ................................           2,013           8.689431           17,492             (19.54)%***
  American Century: Short-Term Government Fund -
  Investor Class:
    Tax qualified ................................              58          10.555532              612               8.28%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................          41,074           7.999493          328,571             (29.82)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           5,519           9.974804           55,051              (0.38)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified .................................          10,360           9.860166          102,151              (2.08)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified .................................           5,826          10.282555           59,906               4.21%***
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
    Tax qualified ................................           3,892           8.640425           33,629             (20.27)%***
  Federated High Yield Trust:
   Tax qualified .................................           1,594           9.240713           14,730             (11.18)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
    Tax qualified ................................           6,359          10.429051           66,318               6.40%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................           2,997           9.519467           28,530              (7.16)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified .................................           2,938          11.134750           32,714              16.92%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                             UNITS        FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                          -----------     -----------        ----------------         ---------
  Fidelity Advisor Growth Opportunities Fund -
  Class A:
   Tax qualified .................................            5,723          8.457258             48,401             (23.00)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified .................................               49          9.040126                443             (14.31)%***
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund-Class A:
   Tax qualified .................................            3,998         11.024649             44,077              15.28%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................           15,465          8.526996            131,870             (21.96)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           37,054          8.604565            318,834             (20.80)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................            7,748          8.820208             68,339             (17.59)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................           11,369          9.824855            111,699              (2.61)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................           15,505          8.833540            136,964             (46.82)%***
  Janus Fund:
   Tax qualified .................................           35,493          7.969040            282,845             (30.28)%***
  Janus Twenty Fund:
   Tax qualified .................................           69,307          6.867578            475,971             (46.70)%***
  Janus Worldwide Fund:
   Tax qualified .................................            2,939          7.860054             23,101             (31.90)%***
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified .................................              385         10.751783              4,139              11.21%***
  Nationwide Fund - Class D:
   Tax qualified .................................            2,152          9.539185             20,528              (6.87)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................            2,003          7.356851             14,736             (39.40)%***
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified .................................              258         10.968715              2,830              14.44%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................          131,757         10.315239          1,359,105               4.64%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           18,358          8.955559            164,406             (15.57)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................            3,199         11.838385             37,871              27.41%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................            1,872          9.367629             17,536              (9.43)%***
  Neuberger Berman ET - Partners Trust:
   Tax qualified .................................            1,597         10.143232             16,199               2.14%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................           21,663          9.510099            206,017              (7.30)%***
  NMF Prestige Large Cap Value Fund - Class A:
   Tax qualified .................................               44         11.210642                493              18.05%***

                                                                             UNIT              CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE        OWNERS' EQUITY           RETURN**
                                                       -----------        -----------      ----------------          ---------
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified ................................              16           10.107798              162               1.61%***
  Strong Common Stock Fund, Inc.:
   Tax qualified ................................           8,077            9.595747           77,505              (6.03)%***
  Templeton Foreign Fund - Class A:
   Tax qualified ................................           1,920           10.460943           20,085               6.87%***

Asset Fee @ 1.25 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................           1,271            7.990318           10,156             (29.96)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................          12,233            8.921936          109,142             (16.07)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................             424            8.686523            3,683             (19.58)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................             635            7.996806            5,078             (29.86)%***
  Dreyfus Emerging Leaders Fund:
   Tax qualified ................................             378           10.279118            3,886               4.16%***
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ................................           1,907            8.637533           16,472             (20.31)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ................................           1,463           10.425562           15,253               6.34%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ................................             427            9.516271            4,063              (7.21)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ................................             615            9.037095            5,558             (14.36)%***
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund-Class A:
   Tax qualified ................................           1,098           11.020957           12,101              15.22%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ................................           2,066            8.524143           17,611             (22.00)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ................................           6,737            8.601688           57,950             (20.85)%***
  Invesco Small Company Growth Fund:
   Tax qualified ................................             399            8.817268            3,518             (17.63)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ................................             596            8.832466            5,264             (46.86)%***
  Janus Fund:
   Tax qualified ................................          12,558            7.966367          100,042             (30.32)%***
  Janus Twenty Fund:
   Tax qualified ................................           9,400            6.865273           64,534             (46.73)%***
  Janus Worldwide Fund:
   Tax qualified ................................          13,661            7.857420          107,340             (31.94)%***
  Nationwide Bond Fund - Class D:
   Tax qualified ................................             253           10.587355            2,679               8.65%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Nationwide Money Market Fund - Service Class:
   Tax qualified ..................................          3,555          10.311743              36,658               4.59%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified ..................................         13,854           8.952563             124,029             (15.62)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ..................................          1,368           9.506920              13,005              (7.35)%***
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified ..................................            643           7.477387               4,808             (37.61)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified ..................................            335           9.592533               3,213              (6.07)%***

Asset Fee @ 1.30 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ..................................        148,234          99.058910          14,683,898             (15.81)%
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ..................................             56           8.918944                 499             (16.12)%***
  American Century: Income & Growth Fund -
  Investor Class:
   Tax qualified ..................................        539,511          18.136235           9,784,698             (11.69)%
  American Century: International Growth Fund -
  Investor Class:
   Tax qualified ..................................        123,327          25.077938           3,092,787             (16.11)%
  American Century:
  Short-Term  Government Fund - Investor Class:
   Tax qualified ..................................        102,017          24.610929           2,510,733               6.39%
  American Century: Ultra Fund - Investor Class:
   Tax qualified ..................................      1,057,861          24.597823          26,021,078             (20.95)%
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund Institutional Class:
   Tax qualified ..................................         57,457          11.135176             639,794             (21.83)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..................................        157,768          13.124465           2,070,621               8.81%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..................................        161,490          13.878593           2,241,254               0.49%
  Dreyfus Balanced Fund, Inc:
   Tax qualified ..................................         67,570          11.775576             795,676               0.65%
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ..................................         72,298          28.523380           2,062,183             (14.03)%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..................................        746,793          30.697964          22,925,025             (10.74)%
  Evergreen Equity Income Fund - Class Y:
   Tax qualified ..................................         69,614          20.691982           1,440,452               5.78%
  Federated High Yield Trust:
   Tax qualified ..................................         45,649           8.971948             409,560             (10.66)%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..................................        108,245          11.514205           1,246,355               3.44%

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ...................................        79,760          14.384426           1,147,302               (6.93)%
  Fidelity Advisor Equity Income Fund - Class A:
   Tax qualified ...................................       114,461          18.092498           2,070,885                7.93%
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ...................................            46          11.127322                 512               16.81%***
  Fidelity Advisor Growth Opportunities Fund -
  Class T:
   Tax qualified ...................................       443,491          15.413519           6,835,757              (19.31)%
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ...................................       209,619          11.774147           2,468,085              (12.25)%
  Fidelity Asset Manager:
   Tax qualified ...................................       299,977          19.494857           5,848,009                1.06%
  Fidelity Capital & Income Fund:
   Tax qualified ...................................        15,364          48.286748             741,878              (10.58)%
  Fidelity Equity-Income Fund:
   Tax qualified ...................................       146,711          89.259809          13,095,396                7.14%
  Fidelity Magellan Fund:
   Tax qualified ...................................     1,162,034          32.174567          37,387,941              (10.47)%
  Fidelity Puritan Fund:
   Tax qualified ...................................       546,155          24.581595          13,425,361                6.38%
  Fidelity VIP-High Income Portfolio: Initial Class:
   Tax qualified ...................................         4,173          19.523183              81,470              (23.48)%
  Franklin Mutual Series Fund, Inc. -
  Mutual Series Fund - Class A:
   Tax qualified ...................................        43,618          12.499302             545,195               11.95%
   Tax qualified ...................................            48          11.017274                 529               15.17%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ...................................       642,744          16.215857          10,422,645               (8.96)%
  Invesco Small Company Growth Fund:
   Tax qualified ...................................            59           8.814308                 520              (17.68)%***
  Janus Fund:
   Tax qualified ...................................       797,517          24.478898          19,522,337              (16.01)%
  Janus Twenty Fund:
   Tax qualified ...................................     1,190,390          35.116816          41,802,707              (33.29)%
   Tax qualified ...................................         1,393           6.862971               9,560              (46.77)%***
  Janus Worldwide Fund:
   Tax qualified ...................................     1,054,795          20.289932          21,401,719              (17.95)%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ...................................        32,088          11.940435             383,145               14.10%
   Tax qualified ...................................            55          10.744604                 591               11.10%***
  MFS World Governments Fund - Class A:
   Tax qualified ...................................        11,595          35.767028             414,719                0.07%
  Nationwide Bond Fund - Class D:
   Tax qualified ...................................        32,956          44.413739           1,463,699                6.00%
   Non-tax qualified ...............................            73          44.223337               3,228                6.00%
  Nationwide Fund - Class D:
   Tax qualified ...................................           706           9.532796               6,730               (6.97)%***
   Tax qualified ...................................        56,417         119.150408           6,722,109               (3.56)%
   Non-tax qualified ...............................           122         124.107265              15,141               (3.56)%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Nationwide Growth  Fund - Class D:
   Tax qualified .................................          19,276          90.921898           1,752,611             (31.17)%
   Non-tax qualified .............................             198          96.002074              19,008             (31.17)%
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified .................................          33,952          12.848276             436,225              11.44%
  Nationwide Money Market Fund - Prime Shares:
   Tax qualified - pre 12/25/82 ..................         594,611          22.755940          13,530,932               4.53%
   Tax qualified .................................          24,257          28.654201             695,065               4.53%
   Non-tax qualified .............................             836          28.835292              24,106               4.53%
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................          17,383          10.308248             179,188               4.53%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................          52,371          10.535005             551,729             (10.85)%
  Neuberger Berman EF - Guardian Fund:
   Tax qualified .................................         321,714          17.835033           5,737,780              (3.13)%
  Neuberger Berman EF - Partners Fund:
   Tax qualified .................................         250,980          26.331332           6,608,638              (0.73)%
  Neuberger Berman ET - Genesis Trust:
   Tax qualified .................................         122,582          12.440853           1,525,025              30.78%
  Neuberger Berman IF -
  Limited Maturity Bond Fund:
   Tax qualified .................................          60,106          12.738631             765,668               5.32%
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................         375,790          38.730878          14,554,677               2.72%
  Phoenix-Oakhurst Balanced Fund - Class A:
   Tax qualified .................................          49,220          17.900599             881,067              (1.67)%
  NMF Prestige Balanced Fund - Class A:
   Tax qualified .................................             396          10.528640               4,169              (2.60)%
  NMF Prestige International Fund - Class A:
   Tax qualified .................................           5,889          10.531243              62,018             (12.16)%
  NMF Prestige Large Cap Growth Fund - Class A:
   Tax qualified .................................          14,785          10.175457             150,444             (24.03)%
  NMF Prestige Large Cap Value Fund - Class A:
   Tax qualified .................................          11,928          10.960933             130,742              13.95%
  Prestige AS - Small Cap Fund - Class A:
   Tax qualified .................................          23,625          12.512899             295,617               3.17%
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................         125,286          14.074339           1,763,318              (2.48)%
   Tax qualified .................................              60           9.589319                 575              (6.12)%***
  Strong Large Cap Growth Fund, Inc.:
   Tax qualified .................................         151,240          36.094318           5,458,905             (14.53)%
  Templeton Foreign Fund - Class A:
   Tax qualified .................................         329,717          16.685027           5,501,337              (4.91)%
  Warburg Pincus Emerging Growth Fund -
  Common Shares:
   Tax qualified .................................         339,409          17.950417           6,092,533             (13.17)%

                                                                               UNIT             CONTRACT               TOTAL
                                                            UNITS           FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                         -----------       -----------     ----------------         ---------
  Warburg Pincus Global Fixed-Income Fund -
  Common Shares:
   Tax qualified .................................          15,052          11.172038          168,162               5.85%

Asset Fee @ 1.35 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................             492           7.984965            3,929             (30.04)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified .................................             791           8.915964            7,053             (16.16)%***
  American Century: Short-Term Government Fund -
  Investor Class:
   Tax qualified .................................             104          10.544941            1,097               8.12%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................           1,690           7.991449           13,506             (29.94)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified .................................           1,279           9.964802           12,745              (0.52)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................           1,367           9.509906           13,000              (7.31)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................              54           8.518431              460             (22.09)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................             719           8.595917            6,180             (20.93)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................             330           8.811353            2,908             (17.72)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified .................................             203           9.814992            1,992              (2.76)%***
  Janus Advisor Worldwide Fund:
   Tax qualified .................................             489           8.830308            4,318             (46.95)%***
  Janus Fund:
   Tax qualified .................................           2,114           7.961032           16,830             (30.40)%***
  Janus Twenty Fund:
   Tax qualified .................................           2,526           6.860667           17,330             (46.80)%***
  Nationwide Fund - Class D:
   Tax qualified .................................             191           9.529603            1,820              (7.01)%***
  Nationwide Growth Fund - Class D:
   Tax qualified .................................              47           7.349447              345             (39.51)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................             101          10.304753            1,041               4.49%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................           1,201           8.946569           10,745             (15.70)%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified .................................             923           9.358233            8,638              (9.57)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................             167           9.500554            1,587              (7.45)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................           1,742          10.450451           18,205               6.72%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                              UNIT            CONTRACT            TOTAL
                                                             UNITS         FAIR VALUE      OWNERS' EQUITY        RETURN**
                                                          -----------      -----------    ----------------       ---------
Asset Fee @ 1.40 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................             5,942          7.982278          47,431            (30.08)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................             5,420          8.912971          48,308            (16.21)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................               365          8.677781           3,167            (19.71)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................               366          7.988773           2,924            (29.98)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ................................                80          9.961462             797             (0.57)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ................................             9,792          9.846977          96,422             (2.28)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ................................               385          8.515572           3,278            (22.13)%***

  Invesco Dynamics Fund, Inc:
   Tax qualified ................................             5,404          8.593030          46,437            (20.98)%***
  Invesco Small Company Growth Fund:
   Tax qualified ................................             5,089          8.808407          44,826            (17.76)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ................................             5,590          8.829229          49,355            (46.99)%***
  Janus Fund:
   Tax qualified ................................               362          7.958354           2,881            (30.44)%***
  Janus Twenty Fund:
   Tax qualified ................................               578          6.858363           3,964            (46.84)%***
  Nationwide Fund - Class D:
   Tax qualified ................................               139          9.526415           1,324             (7.06)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ................................               336          9.497367           3,191             (7.49)%***

Asset Fee @ 1.45 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified ................................             1,018          7.979607           8,123            (30.12)%***
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified ................................               170          8.909987           1,515            (16.25)%***
  American Century: International Growth Fund -
  Advisor Class:
   Tax qualified ................................               351          8.674874           3,045            (19.76)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified ................................             3,214          7.986087          25,667            (30.02)%***
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ................................               233          9.958126           2,320             (0.62)%***
  Dreyfus Balanced Fund, Inc:
   Tax qualified ................................               220          9.843679           2,166             (2.33)%***

                                                                             UNIT             CONTRACT              TOTAL
                                                            UNITS          FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                         -----------       -----------     ----------------        ---------
  Dreyfus Premier Third Century Fund, Inc. -
  Class Z:
   Tax qualified ......................................      1,364           8.625964          11,766             (20.48)%***
  Federated High Yield Trust:
   Tax qualified ......................................         43           9.225056             397             (11.41)%***
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ......................................        169          10.411592           1,760               6.14%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified ......................................        537           9.503531           5,103              (7.40)%***
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ......................................        690          11.116157           7,670              16.64%***
  Fidelity Advisor Growth Opportunities Fund - Class A:
   Tax qualified ......................................        914           8.443095           7,717             (23.21)%***
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ......................................        317           9.024990           2,861             (14.54)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified ......................................        330           8.512713           2,809             (22.17)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified ......................................        661           8.590146           5,678             (21.02)%***
  Invesco Small Company Growth Fund:
   Tax qualified ......................................        238           8.805446           2,096             (17.81)%***
  Invesco Total Return Fund - Investor Class:
   Tax qualified ......................................         76           9.808427             745              (2.86)%***
  Janus Advisor Worldwide Fund:
   Tax qualified ......................................      3,130           8.828146          27,632             (47.04)%***
  Janus Fund:
   Tax qualified ......................................      2,100           7.955688          16,707             (30.48)%***
  Janus Twenty Fund:
   Tax qualified ......................................      2,998           6.856048          20,554             (46.87)%***
  Janus Worldwide Fund:
   Tax qualified ......................................      1,144           7.846884           8,977             (32.10)%***
  Nationwide Bond Fund - Class D:
   Tax qualified ......................................        194          10.572997           2,051               8.44%***
  Nationwide Fund - Class D:
   Tax qualified ......................................        228           9.523220           2,171              (7.11)%***
  Nationwide Growth Fund - Class D:
   Tax qualified ......................................        607           7.344506           4,458             (39.59)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified ......................................        174          10.297760           1,792               4.39%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified ......................................        668           8.940568           5,972             (15.79)%***
  Neuberger Berman ET - Genesis Trust:
   Tax qualified ......................................        437          11.818605           5,165              27.11%***
  Neuberger Berman ET - Guardian Trust:
   Tax qualified ......................................        217           9.351959           2,029              (9.66)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified ......................................      2,819           9.494192          26,764              (7.54)%***

                          NATIONWIDE VARIABLE ACCOUNT

                                                                              UNIT             CONTRACT               TOTAL
                                                             UNITS         FAIR VALUE       OWNERS' EQUITY          RETURN**
                                                          -----------      -----------     ----------------         ---------
  NMF Prestige International Fund - Class A:
   Tax qualified .................................             123           9.483607           1,166              (7.70)%***
  Strong Common Stock Fund, Inc.:
   Tax qualified .................................             561           9.579686           5,374              (6.27)%***
  Templeton Foreign Fund - Class A:
   Tax qualified .................................             117          10.443442           1,222               6.61%***

Asset Fee @ 1.50 rate:
  American Century: Income and Growth Fund -
  Advisor Class:
   Tax qualified .................................             681           8.906998           6,066             (16.29)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................             247           7.983407           1,972             (30.06)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................             438           8.587266           3,761             (21.06)%***
  Janus Fund:
   Tax qualified .................................             443           7.953018           3,523             (30.52)%***
  Janus Twenty Fund:
   Tax qualified .................................             506           6.853752           3,468             (46.90)%***
  Janus Worldwide Fund:
   Tax qualified .................................             440           7.844244           3,451             (32.14)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................             670           8.937573           5,988             (15.84)%***

Asset Fee @ 1.55 rate:
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................              57           7.980721             455             (30.10)%***
  Franklin Small Cap Growth Fund - Class A:
   Tax qualified .................................              51           8.506987             434             (22.26)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................              48           8.584369             412             (21.10)%***
  Janus Fund:
   Tax qualified .................................              57           7.950346             453             (30.56)%***
  Nationwide Money Market Fund - Service Class:
   Tax qualified .................................             270          10.290763           2,779               4.28%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................              56           9.487824             531              (7.64)%***

Asset Fee @ 1.60 rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................             102           7.971560             813             (30.24)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................             157           7.978043           1,253             (30.14)%***
  Fidelity Advisor Balanced Fund - Class A:
   Tax qualified .................................              56           9.493965             532              (7.54)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................           1,229           8.581486          10,547             (21.15)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................             102           8.796577             897             (17.94)%***

                                                                             UNIT             CONTRACT              TOTAL
                                                          UNITS           FAIR VALUE       OWNERS' EQUITY         RETURN**
                                                       -----------        -----------     ----------------        ---------
  Janus Advisor Worldwide Fund:
   Tax qualified .................................               94          8.824908            830            (47.17)%***
  Janus Fund:
   Tax qualified .................................              121          7.947670            962            (30.60)%***
  Janus Twenty Fund:
   Tax qualified .................................              226          6.849139          1,548            (46.97)%***
  Janus Worldwide Fund:
   Tax qualified .................................              128          7.838970          1,003            (32.22)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................              359          8.931577          3,206            (15.93)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................              898          9.484634          8,517             (7.68)%***

Asset Fee @ 1.65 Rate:
  American Century: Growth Fund - Investor Class:
   Tax qualified .................................               36          7.968889            287            (30.28)%***
  American Century: Ultra Fund - Investor Class:
   Tax qualified .................................               24          7.975357            191            (30.18)%***
  Invesco Dynamics Fund, Inc:
   Tax qualified .................................               34          8.578597            292            (21.19)%***
  Invesco Small Company Growth Fund:
   Tax qualified .................................               22          8.793617            193            (17.98)%***
  Janus Fund:
   Tax qualified .................................               35          7.944989            278            (30.64)%***
  Janus Twenty Fund:
   Tax qualified .................................               13          6.846831             89            (47.01)%***
  Nationwide S & P 500 Index Fund - Service Class:
   Tax qualified .................................               44          8.928569            393            (15.97)%***
  Oppenheimer Global Fund - Class A:
   Tax qualified .................................               22          9.481459            209             (7.73)%***
                                                         ==========        ==========
  Reserve for annuity contracts in payout phase:
   Tax qualified .................................                                           154,338
                                                                                        ------------
                                                                                        $358,914,405
                                                                                        ============

The following is a summary for 1999:
   American Century:
   Benham Short-Term Government Fund:
    Tax qualified ................................        87,493          $ 23.132624   $  2,023,943              0.52%
   American Century: Income & Growth Fund:
    Tax qualified ................................       534,684            20.537578     10,981,114             16.42%
   American Century:
   Twentieth Century Growth Fund:
    Tax qualified ................................       153,919           117.667874     18,111,321             32.93%
   American Century:
   Twentieth Century International Growth Fund:
    Tax qualified ................................        67,212            29.892733      2,009,150             62.31%
   American Century: Twentieth Century Ultra Fund:
    Tax qualified ................................       958,510            31.115121     29,824,155             39.63%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                             UNIT                CONTRACT               TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund Institutional Class:
   Tax qualified ..................................         79,605          14.244875           1,133,963              (4.47)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..................................        160,276          12.061566           1,933,180               0.44%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..................................        156,211          13.811292           2,157,476               8.54%
  Dreyfus Balanced Fund, Inc.:
   Tax qualified ..................................         29,698          11.699291             347,446               8.77%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..................................        692,394          34.392545          23,813,192              18.69%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..................................         59,207          33.178138           1,964,378              28.47%
  Evergreen Income and Growth Fund - Class Y:
   Tax qualified ..................................         72,494          19.561585           1,418,098              14.85%
  Federated High Yield Trust:
   Tax qualified ..................................         49,637          10.042770             498,493               0.67%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..................................        139,182          11.130751           1,549,200              (3.61)%
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ..................................         86,087          15.455350           1,330,505               3.14%
  Fidelity Advisor Equity Income Fund - Class T:
   Tax qualified ..................................        122,013          16.762859           2,045,287               1.87%
  Fidelity Advisor Growth Opportunities Fund -
  Class T:
   Tax qualified ..................................        488,519          19.101353           9,331,374               2.53%
  Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ..................................        219,180          13.417364           2,940,818               6.95%
  Fidelity Asset Manager:
   Tax qualified ..................................        290,579          19.290540           5,605,426              12.11%
  Fidelity Capital & Income Fund:
   Tax qualified ..................................         17,840          54.000183             963,363              11.73%
  Fidelity Equity-Income Fund:
   Tax qualified ..................................        193,545          83.313397          16,124,891               5.76%
  Fidelity Magellan Fund:
   Tax qualified ..................................      1,080,953          35.935860          38,844,976              22.44%
  Fidelity Puritan Fund:
   Tax qualified ..................................        637,179          23.106868          14,723,211               1.52%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..................................          4,175          25.512888             106,516               6.75%
  Franklin Mutual Series Fund Inc. -
  Mutual Shares Fund - Class I:
   Tax qualified ..................................         26,055          11.164707             290,896              13.14%
  INVESCO Dynamics Fund, Inc.:
   Tax qualified ..................................        198,949          17.811356           3,543,551              69.57%
  Janus Fund:
   Tax qualified ..................................        595,937          29.145619          17,368,953              45.22%

                                                                             UNIT                CONTRACT              TOTAL
                                                          UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                                       -----------        -----------        ----------------         ---------
  Janus Twenty Fund:
   Tax qualified ...............................          995,837           52.641837          52,422,689               62.76%
  Janus Worldwide Fund:
   Tax qualified ...............................          769,694           24.727791          19,032,832               62.24%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ...............................           17,391           10.464373             181,986                0.15%
  MFS World Governments Fund - Class A:
   Tax qualified ...............................           14,393           35.741694             514,430               (4.76)%
  Nationwide Bond Fund - Class D:
   Tax qualified ...............................           37,478           41.898652           1,570,278               (4.05)%
   Non-tax qualified ...........................               73           41.719031               3,045               (4.05)%
  Nationwide Fund - Class D:
   Tax qualified ...............................           69,097          123.552516           8,537,108               (1.53)%
   Non-tax qualified ...........................              149          128.692505              19,175               (1.53)%
  Nationwide Growth Fund - Class D:
   Tax qualified ...............................           26,654          132.098827           3,520,962               15.12%
   Non-tax qualified ...........................              208          139.479726              29,012               15.12%
  Nationwide S&P 500 Index Fund - Class R:
   Tax qualified ...............................           17,851           11.817107             210,947               17.99%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ................          621,449           21.769674          13,528,742                3.32%
   Tax qualified ...............................           27,248           27.412298             746,930                3.32%
   Non-tax qualified ...........................              838           27.585541              23,117                3.32%
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified ...............................           38,138           11.529833             439,725               (3.24)%

  Neuberger & Berman Genesis Trust
   Tax qualified ...............................           71,239            9.512964             677,694                2.66%
  Neuberger & Berman Guardian Trust:
   Tax qualified ...............................          379,737           18.411034           6,991,351                7.05%
  Neuberger & Berman Limited Maturity Bond Fund:
   Tax qualified ...............................          119,912           12.095451           1,450,390                0.32%
  Neuberger & Berman Partners Fund:
   Tax qualified ...............................          311,323           26.523895           8,257,499                6.40%
  Oppenheimer Global Fund - Class A:
   Tax qualified ...............................          315,244           37.706431          11,886,726               56.42%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ...............................           58,295           18.203902           1,061,196                9.32%
  Prestige Balanced Fund - Class A:
   Tax qualified ...............................              355           10.809720               3,837                7.72%
  Prestige International Fund - Class A:
   Tax qualified ...............................            4,361           11.989686              52,287               19.48%
  Prestige Large Cap Growth Fund - Class A:
   Tax qualified ...............................            1,471           13.394083              19,703               32.82%
  Prestige Large Cap Value Fund - Class A:
   Tax qualified ...............................              109            9.619068               1,048               (5.97)%
  Prestige Small Cap Fund - Class A:
   Tax qualified ...............................            8,135           12.128362              98,664               17.08%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Strong Common Stock Fund, Inc.:
   Tax qualified ..........................      69,558           14.432187              1,003,874             38.53%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................     115,792           42.228152              4,889,682             57.67%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     334,228           17.547470              5,864,856             37.40%
  Warburg Pincus Emerging Growth Fund -
  Common Shares:
   Tax qualified ..........................     288,739           20.672241              5,968,882             39.97%
  Warburg Pincus Global Fixed-Income Fund -
  Common Shares:
   Tax qualified ..........................       5,420           10.554122                 57,203             (0.91)%
                                               ========           =========
  Reserves for annuity contracts in payout phase:

   Tax qualified ..........................                                                225,036
                                                                                      ------------
                                                                                      $360,275,782
                                                                                      ============


The following is a summary for 1998:
  American Century:
  Benham Short-Term Government Fund:
   Tax qualified ..........................     131,664         $ 23.012292           $  3,029,890              4.66%
  American Century: Income & Growth Fund:
   Tax qualified ..........................     397,026           17.640513              7,003,742             25.98%
  American Century:
  Twentieth Century Growth Fund:
   Tax qualified ..........................     150,519           88.518097             13,323,655             34.99%
  American Century:
  Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      48,212           18.416900                887,916             17.46%
  American Century: Twentieth Century
   Ultra Fund:
   Tax qualified ..........................     784,677           22.284614             17,486,224             32.80%
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      73,489           14.911925              1,095,862             (2.85)%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     174,256           12.008201              2,092,501              1.35%
  Dreyfus Appreciation Fund, Inc.:
   Tax qualified ..........................      56,370           12.724781                717,296             27.57%***
  Dreyfus Balanced Fund, Inc.:
   Tax qualified ..........................      14,859           10.755504                159,816              7.64%***
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     429,513           28.976575             12,445,816             26.42%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      41,708           25.825514              1,077,131             28.48%
  Evergreen Income and Growth Fund -
   Class Y:
   Tax qualified ..........................      75,243           17.031564              1,281,506             (2.08)%
  Federated High Yield Trust:
   Tax qualified ..........................      49,055            9.976102                489,378             (0.24)%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..........................     104,392           11.547474              1,205,464              4.25%
  Fidelity Advisor Balanced Fund -
   Class T:
   Tax qualified ..........................      31,056           14.984876                465,370             13.95%
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ..........................     103,814           16.455574              1,708,319             14.63%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     391,088           18.629791              7,285,888             22.37%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................     223,247           12.545500              2,800,745             (1.74)%
  Fidelity Asset Manager:
   Tax qualified ..........................     240,850           17.206302              4,144,138             14.58%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      24,848           48.330455              1,200,915              3.40%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     216,592           78.774753             17,061,981             11.06%
  Fidelity Magellan Fund:
   Tax qualified ..........................     775,189           29.350937             22,752,524             31.89%
  Fidelity Puritan Fund:
   Tax qualified ..........................     631,678           22.760633             14,377,391             15.08%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................       5,077           23.899779                121,339             (5.57)%
  Franklin Mutual Series Fund Inc. -
  Mutual Shares Fund - Class I:
   Tax qualified ..........................      18,848            9.868029                185,993             10.12%***
  Janus Fund:
   Tax qualified ..........................     303,830           20.070038              6,097,880             37.09%
  Janus Twenty Fund:
   Tax qualified ..........................     507,576           32.342568             16,416,311             71.15%
  Janus Worldwide Fund:
   Tax qualified ..........................     459,107           15.241714              6,997,578             24.23%
  Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ..........................          45           10.448830                    470            182.15%***
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      19,990           37.527462                750,174              2.79%
  Nationwide Bond Fund - Class D:
   Tax qualified ..........................      36,470           43.667785              1,592,564              6.96%
   Non-tax qualified ......................         148           43.480582                  6,435              6.96%

  Nationwide Fund - Class D:
   Tax qualified ..........................      59,155          125.467347              7,422,021             28.65%
   Non-tax qualified ......................         176          130.686988                 23,001             28.65%
  Nationwide Growth Fund - Class D:
   Tax qualified ..........................      30,515          114.746202              3,501,480             22.14%
   Non-tax qualified ......................         218          121.157545                 26,412             22.14%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      32,588           26.532610                864,645              3.71%
   Tax qualified ..........................     503,152           21.071063             10,601,947              3.71%
   Non-tax qualified ......................         841           26.700292                 22,455              3.71%

                                                                     (Continued)

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Intermediate U.S. Government
  Bond Fund - Class D:
   Tax qualified ..........................      43,459           11.915504                517,836              6.80%
  Neuberger & Berman Genesis Trust:
   Tax qualified ..........................      67,525            9.266508                625,721             (7.42)%***
  Neuberger & Berman Guardian Trust:
   Tax qualified ..........................     436,072           17.198573              7,499,816              1.02%
  Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      81,393           12.056542                981,318              3.29%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     374,224           24.928856              9,328,976              4.90%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     301,407           24.105920              7,265,693             11.24%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      47,793           16.652539                795,875             16.98%
  Prestige International Fund - Class A:
   Tax qualified ..........................         181           10.035113                  1,816             14.25%
  Prestige Small Cap Fund - Class A:
   Tax qualified ..........................          45           10.359298                    466            145.82%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      75,602           26.782090              2,024,780             30.33%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     318,666           12.770793              4,069,618             (6.12)%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     338,034           14.769496              4,992,592              4.45%
  Warburg Pincus Global Fixed-Income Fund -
   Common Shares:
   Tax qualified ..........................      14,079           10.651516                149,963              6.59%***
                                                =======          ==========
  Reserves for annuity contracts in
   payout phase:
   Tax qualified ..........................                                                247,310
                                                                                      ------------
                                                                                      $227,225,953
                                                                                      ============


The following is a summary for 1997:
  American Century:
  Benham Short-Term Government Fund
   Tax qualified ..........................     138,808          $21.986961           $  3,051,966              4.64%
  American Century: Income & Growth Fund:
   Tax qualified ..........................     135,424           14.002308              1,896,249             32.71%
  American Century:
  Twentieth Century Growth Fund: ..........
   Tax qualified ..........................    158,492           65.572069             10,392,648             27.60%
  American Century:
  Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      31,799           15.678789                498,570             18.17%
  American Century: Twentieth Century
   Ultra Fund:
   Tax qualified ..........................     660,821           16.780808             11,089,110             21.53%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Delaware Group Delchester High-Yield Bond
  Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      87,319           15.348845              1,340,246             12.71%
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     156,006           11.848519              1,848,440              8.12%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     332,923           22.921661              7,631,148             30.91%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      35,892           20.101260                721,474             27.69%
  Evergreen Income and Growth Fund -
   Class Y:
   Tax qualified ..........................      63,791           17.394044              1,109,583             23.95%
  Federated Investment Series Funds, Inc. -
  Federated Bond Fund - Class F:
   Tax qualified ..........................      33,538           11.076983                371,500              9.48%
  Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ..........................      13,345           13.150098                175,488             20.74%
  Fidelity Advisor Equity Income Fund -
   Class T:
   Tax qualified ..........................      84,318           14.355400              1,210,419             24.26%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     315,184           15.224094              4,798,391             26.89%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................     195,236           12.767617              2,492,698             13.57%
  Fidelity Asset Manager:
   Tax qualified ..........................     244,272           15.016191              3,668,035             20.69%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      27,378           46.743425              1,279,741             13.21%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     245,733           70.928467             17,429,465             28.30%
  Fidelity Magellan Fund:
   Tax qualified ..........................     655,202           22.253917             14,580,811             24.95%
  Fidelity Puritan Fund:
   Tax qualified ..........................     599,590           19.778111             11,858,758             20.76%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................      10,793           25.310146                273,172             16.14%
  Janus Fund:
   Tax qualified ..........................     235,485           14.640570              3,447,635             21.12%
  Janus Twenty Fund:
   Tax qualified ..........................     312,701           18.897600              5,909,298             28.01%
  Janus Worldwide Fund:
   Tax qualified ..........................     323,968           12.268712              3,974,670             18.91%
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      20,631           36.509244                753,222             (1.00)%
  Nationwide Bond Fund:
   Tax qualified ..........................      41,735           40.827520              1,703,937              7.89%
   Non-tax qualified ......................         176           40.652493                  7,155              7.89%
  Nationwide Fund:
   Tax qualified ..........................      45,672           97.524886              4,454,157             37.82%
   Non-tax qualified ......................         314          101.582074                 31,897             37.82%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Growth Fund:
   Tax qualified ..........................      46,513           93.947252              4,369,769             24.59%
   Non-tax qualified ......................         229           99.196488                 22,716             24.59%
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      43,632           25.582330              1,116,208              3.76%
   Tax qualified ..........................     325,458           20.316392              6,612,132              3.76%
   Non-tax qualified                                844           25.744006                 21,728              3.76%
  Nationwide U.S. Government Income Fund:
   Tax qualified ..........................       6,737           11.156351                 75,160              8.05%
  Neuberger & Berman Guardian Fund:
   Tax qualified ..........................     448,443           17.024633              7,634,577             16.41%
Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      67,262           11.672986                785,148              5.46%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     312,513           23.764888              7,426,836             27.55%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     262,844           21.669822              5,695,783             20.24%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      46,629           14.235004                663,764             16.80%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      78,495           20.549313              1,613,018             22.56%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     354,769           13.604014              4,826,282              5.26%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     316,835           14.140391              4,480,171             19.69%
                                                =======           =========
  Reserves for annuity contracts in payout phase:

   Tax qualified                                                                           211,551
                                                                                      ------------
                                                                                      $163,554,726
                                                                                      ============


The following is a summary for 1996:
  American Century:
   Benham Short-Term Government Fund:
   Tax qualified ..........................     157,941          $21.012508           $  3,318,737              2.75%
  American Century: Income & Growth Fund:
   Tax qualified ..........................      18,133           10.551440                191,329             32.49%***
  American Century:
   Twentieth Century Growth Fund:
   Tax qualified ..........................     186,518           51.389039              9,584,981             13.51%
  American Century:
   Twentieth Century International
   Growth Fund:
   Tax qualified ..........................      37,683           13.268469                499,996             12.93%
  American Century: Twentieth Century Ultra Fund:
   Tax qualified                                530,842           13.807925              7,329,827             12.36%
  Delaware Group Delchester High-Yield Bond
   Fund, Inc. - Delchester Fund
   Institutional Class:
   Tax qualified ..........................      70,363           13.618147                958,214             11.10%

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Dreyfus A Bonds Plus, Inc.:
   Tax qualified ..........................     169,248           10.958199              1,854,653              1.28%
  Dreyfus S&P 500 Index Fund:
   Tax qualified ..........................     187,389           17.509385              3,281,066             20.71%
  The Dreyfus Third Century Fund, Inc.:
   Tax qualified ..........................      21,194           15.742432                333,645             22.70%
  The Evergreen Total Return Fund - Class Y:
   Tax qualified ..........................      65,357           14.032960                917,152             11.42%
  Federated Investment Series Funds, Inc. -
   Federated Bond Fund - Class F:
   Tax qualified ..........................       9,873           10.117861                 99,894              7.06%***
  Fidelity Advisor Equity-Income Fund -
   Class T:
   Tax qualified ..........................      59,163           11.552736                683,495             13.11%
  Fidelity Advisor Growth Opportunities Fund -
   Class T:
   Tax qualified ..........................     177,245           11.997760              2,126,543             16.19%
  Fidelity Advisor High Yield Fund -
   Class T:
   Tax qualified ..........................      70,939           11.241941                797,492             11.77%
  Fidelity Advisor Income & Growth Fund -
   Class T:
   Tax qualified ..........................       2,740           10.890814                 29,841              7.01%
  Fidelity Asset Manager:
   Tax qualified ..........................     244,667           12.442308              3,044,222             11.25%
  Fidelity Capital & Income Fund:
   Tax qualified ..........................      29,770           41.287772              1,229,137              9.95%
  Fidelity Equity-Income Fund:
   Tax qualified ..........................     257,747           55.285184             14,249,590             19.44%
  Fidelity Magellan Fund:
   Tax qualified ..........................     656,562           17.810611             11,693,770             10.23%
  Fidelity Puritan Fund:
   Tax qualified ..........................     475,617           16.377974              7,789,643             13.65%
  Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................      12,382           21.793257                269,844             12.54%
  Janus Fund:
   Tax qualified ..........................     133,123           12.087447              1,609,117             18.05%
  Janus Twenty Fund:
   Tax qualified ..........................     230,288           14.762398              3,399,603             26.18%
  Janus Worldwide Fund:
   Tax qualified ..........................      45,099           10.317427                465,306             19.01%***
  MFS World Governments Fund - Class A:
   Tax qualified ..........................      28,013           36.879814              1,033,114              4.02%
  Nationwide Bond Fund:
   Tax qualified ..........................      42,476           37.842928              1,607,416              0.16%
   Non-tax qualified ......................         194           37.680696                  7,310              0.16%
  Nationwide Fund:
   Tax qualified ..........................      34,681           70.764576              2,454,186             22.31%
   Non-tax qualified ......................         314           73.708492                 23,144             22.31%
  Nationwide Growth Fund:
   Tax qualified ..........................      48,441           75.405663              3,652,726             15.17%
   Non-tax qualified ......................         230           79.618909                 18,312             15.17%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                     UNIT                CONTRACT             TOTAL
                                                 UNITS           FAIR VALUE          OWNERS' EQUITY          RETURN**
                                              -----------        -----------        ----------------         ---------
  Nationwide Money Market Fund:
   Tax qualified - Pre 12/25/82 ...........      49,431           24.656210              1,218,781              3.61%
   Tax qualified ..........................     327,248           19.580907              6,407,813              3.61%
   Non-tax qualified ......................       1,317           24.812035                 32,677              3.61%
  Nationwide U.S. Government Income Fund:
   Tax qualified ..........................       6,372           10.324818                 65,790              1.98%
  Neuberger & Berman Guardian Fund:
   Tax qualified ..........................     357,346           14.625126              5,226,230             16.34%
  Neuberger & Berman Limited Maturity
   Bond Fund:
   Tax qualified ..........................      74,163           11.068501                820,873              3.11%
  Neuberger & Berman Partners Fund:
   Tax qualified ..........................     222,551           18.631249              4,146,403             24.84%
  Oppenheimer Global Fund - Class A:
   Tax qualified ..........................     228,413           18.022572              4,116,590             15.98%
  Phoenix Balanced Fund Series - Class A:
   Tax qualified ..........................      43,659           12.187868                532,110              7.16%
  Strong Total Return Fund, Inc.:
   Tax qualified ..........................      63,801           16.766964              1,069,749             12.58%
  Templeton Foreign Fund - Class I:
   Tax qualified ..........................     266,447           12.923758              3,443,497             16.46%
  Warburg Pincus Emerging Growth Fund -
   Common Shares:
   Tax qualified ..........................     250,912           11.814248              2,964,337              8.44%
                                               ========           =========

  Reserves for annuity contracts in payout

   Tax qualified                                                                           190,262
                                                                                      ------------
                                                                                      $114,788,417
                                                                                      ============



         *        Not used.

         ** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

         *** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

     Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

               (a) All financial statements are included in Parts A and B of the Registration Statement:

                    (1)  Financial statements included in Prospectus.
                         (Part A):
                         Condensed Financial Information.
                         in Part B:
                         Those financial statements required by
                         Item 23 to be included in Part B
                         have been incorporated therein by reference to the Prospectus (Part A).

                    Nationwide Variable Account:
                         Independent Auditors' Report.

                         Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.


                         Statements of Operations for the year
                         ended December 31, 2000.

                         Statements of Changes in Contract
                         Owners' Equity for the years ended
                         December 31, 2000 and 1999.


                         Notes to Financial Statements.

                    Nationwide Life Insurance Company:

                         Independent Auditors' Report.

                         Consolidated Balance Sheets as of
                         December 31, 2000 and 1999.

                         Consolidated Statements of Income for the years ended December 31, 2000, 1999 and
                         1998.

                         Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                         Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                         Notes to Consolidated Financial Statements.


                    (b) Exhibits

                           (1)      Resolution of the Depositor's Board of
                                    Directors authorizing the establishment of
                                    the Registrant                                       *
                           (2)      Not Applicable
                           (3)      Underwriting or Distribution of contracts
                                    between the Depositor and Principal
                                    Underwriter                                          **
                           (4)      The form of the variable annuity contract            *
                           (5)      Variable Annuity Application                         *
                           (6)      Articles of Incorporation of Depositor               *
                           (7)      Not Applicable
                           (8)      Not Applicable
                           (9)      Opinion of Counsel                                   *
                           (10)     Not Applicable
                           (11)     Not Applicable
                           (12)     Not Applicable
                           (13)     Not Applicable

                           *Filed previously with this Registration Statement
                           (1933 Act File No. 2-58043) and hereby incorporated by reference.

                           **Filed previously with Post-Effective Amendment No.
                           36 to the Registration Statement (1933 Act File No.
                           2-58043) and hereby incorporated by reference.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC 28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701


                          Yvonne M. Curl                                         Director
                          Avaya Inc.
                          Room 3C322
                          211 Mt. Airy Road
                          Basking Ridge, NJ 07290


                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH 45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          W.G. Jurgensen                                  Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH 43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215


                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Donna A. James.                               Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH 43215

                          Robert A. Oakley                             Executive Vice President -
                          One Nationwide Plaza                     Chief Financial Officer and Treasurer
                          Columbus, OH 43215


                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, Ohio 43215

                          John R. Cook, Jr.                               Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH 43215


                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215


                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215


                          David K. Hollingsworth                        Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215


                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH 43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215


                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Technology and Operations
                          Columbus, OH 43215


                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH 43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH 43215                                Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

              * Subsidiaries for which separate financial statements are filed

              ** Subsidiaries included in the respective consolidated financial statements

              *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

              ****   other subsidiaries




                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       The 401(k) Companies, Inc.               Texas                                        Holding company

       The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans

       401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                             SEC

       401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

       Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                             insurance and annuity products through
                                                                                             financial institutions

       Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                             insurance and annuity products through
                                                                                             financial institutions

       AGMC Reinsurance, Ltd.                   Turks and Caico Islands                      Reinsurance company

       AID Finance Services, Inc.               Iowa                                         Holding company

       Allied Document Solutions, Inc.          Iowa                                         General printing services

       ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                             lines broker for property and casualty
                                                                                             insurance products

       ALLIED Group, Inc.                       Iowa                                         Property and casualty holding company

       ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
       Company                                                                               casualty insurance products

       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property and
       Company                                                                               casualty insurance

       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations

       AMCO Insurance Company                   Iowa                                         Underwrites general property and
                                                                                             casualty insurance

       American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                             and bulk insurance

       Asset Management Holdings, P/C           United Kingdom                               Holding company


       Auto Direkt Insurance Company            Germany                                      Insurance company

       Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

       CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company

       CalFarm Insurance Company                California                                   Multi-line insurance company

       Caliber Funding                          Delaware                                     A limited purpose corporation


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Colonial County Mutual Insurance         Texas                                        Insurance company
       Company

       Columbus Insurance Brokerage and         Germany                                      General service insurance broker
       Service GmbH

       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance

       Damian Securities Limited                England/Wales                                Investment holding company


       Depositors Insurance Company             Iowa                                         Underwrites property and casualty
                                                                                             insurance

       Discover Insurance Agency of Texas, LLC  Texas                                        Insurance agency


       Discover Insurance Agency, LLC           Texas                                        Insurance agency


       eNationwide, LLC                         Ohio                                         Limited liability company that
                                                                                             provides administrative services to
                                                                                             Nationwide's direct operations

       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

       F&B, Inc.                                Iowa                                         Insurance agency

       Farmland Mutual Insurance Company        Iowa                                         Mutual insurance company

       Fenplace Limited                         England/Wales                                Inactive

       Fenplace Two Ltd.                        England/Wales                                Previously provided investment
                                                                                             management and advisory services to
                                                                                             business, institutional and private
                                                                                             investors; transferred investment
                                                                                             management activity to Gartmore
                                                                                             Investment Limited

       Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
       of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                             financial institutions

       Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
       of Ohio, Inc.                                                                         annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
       of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
       of Texas, Inc.                                                                        annuity products through financial
                                                                                             institutions

       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company

       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market

       Gartmore 1990 Ltd.                       England/Wales                                A general partner in a limited
                                                                                             partnership formed to invest in
                                                                                             unlisted securities

       Gartmore 1990 Trustee Ltd.               England/Wales                                Inactive


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Gartmore Capital Management Ltd.         England/Wales                                Investment management and advisory
                                                                                             services to business, institutional
                                                                                             and private investors; transferred
                                                                                             investment management activity to
                                                                                             Gartmore Investment Limited

       Gartmore Europe Ltd.                     England/Wales                                Investment holding company

       Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
       Limited

       Gartmore Fund Managers Ltd.              England/Wales                                Authorized unit trust management

       Gartmore Indosuez UK Recovery Fund       England/Wales                                General partner in two limited
                                                                                             partnerships formed to invest in
                                                                                             unlisted securities

       Gartmore Investment Ltd.                 England/Wales                                Investment management and advisory
                                                                                             services to pension funds, unit trusts
                                                                                             and other collective investment
                                                                                             schemes, investment trusts and
                                                                                             portfolios for corporate and other
                                                                                             institutional clients

       Gartmore Investment Management           Jersey, Channel Islands                      Investment management services
       (Channel Islands) Limited

       Gartmore Investment Management plc       England/Wales                                Investment holding company

       Gartmore Investment Services GmbH        Germany                                      Marketing support

       Gartmore Investment Services Ltd.        England/Wales                                Investment holding company

       Gartmore Japan Limited                   Japan                                        Investment management

       Gartmore Nominees Ltd.                   England/Wales                                Inactive

       Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                      Inactive

       Gartmore Pension Fund Trustees, Ltd.     England/Wales                                Trustee of Gartmore Pension Scheme

       Gartmore Scotland Ltd.                   Scotland                                     Inactive

       Gartmore Securities Ltd.                 England/Wales                                Investment holding company; joint
                                                                                             partner in Gartmore Global Partners

       Gartmore U.S. Ltd.                       England/Wales                                Joint partner in Gartmore Global
                                                                                             Partners

       GIL Nominees Ltd.                        England/Wales                                Inactive

       GatesMcDonald Health Plus Inc.           Ohio                                         Managed care organization

       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters

       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York

       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property and casualty brokerage
                                                                                             services

       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through
                                                                                             financial institutions

       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company

       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims

       Morley & Associates, Inc.                Oregon                                       Insurance brokerage

       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management

       Morley Financial Services, Inc.          Oregon                                       Holding company

       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility

       **National Casualty Company              Wisconsin                                    Insurance company

       National Casualty Company of America,    England                                      Insurance company
       Ltd.

       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services

       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services

       Nationwide Affinity Insurance Company    Kansas                                       Insurance company
       of America

       **Nationwide Agency, Inc.                Ohio                                         Insurance agency

       Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
       Company                                                                               insurance primarily to agricultural
                                                                                             business

       Nationwide Arena, LLC                    Ohio                                         Limited liability company related to
                                                                                             arena development

       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Nationwide Asset Management Holdings,    United Kingdom                               Holding company
       Ltd.

       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance

       Nationwide Cash Management Company       Ohio                                         Investment securities agent

       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents

       Nationwide Financial Assignment Company  Ohio                                         Assignment company to administer
                                                                                             structured settlement business

       Nationwide Financial Institution         Delaware                                     Insurance agency
       Distributors Agency, Inc.

       Nationwide Financial Institution         New Mexic-                                   Insurance agency
       Distributors Agency, Inc. of New Mexico

       Nationwide Financial Institution         Massachusetts                                Insurance agency
       Distributors Agency, Inc. of
       Massachusetts

       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S.
                                                                                             and Bermuda

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities and uses proceeds to
                                                                                             acquire debentures

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities and uses proceeds to
                                                                                             acquire debentures

       Nationwide Financial Services, Inc.      Delaware                                     Holding company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Foundation                    Ohio                                         Not-for profit corporation

       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers

       Nationwide Global Finance, LLC           Ohio                                         Acts as a support company for
                                                                                             Nationwide Global Holdings, Inc. and
                                                                                             its international capitalization
                                                                                             efforts

       Nationwide Global Funds                  Luxembourg                                   Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors

       Nationwide Global Holdings, Inc.         Ohio                                         Holding company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyzes European market of life
       Luxembourg Branch                        Luxembourg                                   insurance

       Nationwide Global Japan, Inc.            Delaware                                     Holding company

       Nationwide Global Limited                Hong Kong                                    Primarily a holding company for
                                                                                             Nationwide Global Holdings, Inc. Asian
                                                                                             operations

       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA

       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

       Nationwide Holdings, SA                  Brazil                                       Participates in other companies
                                                                                             related to international operations

       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise

       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property and casualty
                                                                                             insurance

       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance

       Nationwide International Underwriters    California                                   Special risks, excess and surplus
                                                                                             lines underwriting manager

       Nationwide Investing Foundation          Michigan                                     Provides investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees

       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation

       Nationwide Investors Services, Inc.      Ohio                                         Stock transfer agent

       **Nationwide Life and Annuity            Ohio                                         Life insurance company
       Insurance Company

       **Nationwide Life Insurance Company      Ohio                                         Life insurance company

       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services

       Nationwide Mutual Fire Insurance         Ohio                                         Mutual insurance company
       Company

       *Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                             company

       Nationwide Mutual Insurance Company      Ohio                                         Mutual insurance company


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Property and Casualty         Ohio                                         Insurance company
       Insurance Company

       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments


       Nationwide Retirement Plan Services,     Ohio                                         Insurance agency
       Inc.


       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio

       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma

       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees

       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health and life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans

       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise

       Nationwide Towarzstwo Ubezieczen na      Poland                                       Life insurance and pension products in
       Zycie SA                                                                              Poland

       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody and fiduciary powers

       Nationwide UK Asset Management           United Kingdom                               Holding company
       Holdings, Ltd.

       Nationwide UK Holding Company, Ltd.      United Kingdom                               Holding company

       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

       Neckura Insurance Company                Germany                                      Insurance company

       Neckura Life Insurance Company           Germany                                      Life and health insurance company

       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry

       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             and nonprofit industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality and entertainment
                                                                                             industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries

       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations

       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies

       NGH UK, Ltd.                             United Kingdom                               Assists Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing

       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments

       PanEuroLife                              Luxembourg                                   Life insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France

       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services

       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

       Premier Agency, Inc.                     Iowa                                         Insurance agency

       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance

       Scottsdale Indemnity Company             Ohio                                         Insurance company

       Scottsdale Insurance Company             Ohio                                         Insurance company

       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis

       Siam-Ar-Na-Khet Company Limited          Thailand                                     Holding company

       Sun Direct                               Germany                                      Writes direct auto insurance
       Versicherungs-Atiengesclischaft

       SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services

       Thai Prasit Nationwide Company Limited   Thailand                                     Holding company

       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

       Vertboise, SA                            Luxembourg                                   Real property holding company

       Vicpic Ltd.                              England/Wales                                Inactive

       Villanova Capital, Inc.                  Delaware                                     Holding company

       Villanova Distribution Services, Inc.    Iowa                                         Broker-dealer


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING           PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Villanova Global Asset Management Trust  Delaware                                     Holding company for Gartmore Group and
                                                                                             a registered investment advisor

       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova Securities, LLC                Delaware                                     Provides brokerage services for block
                                                                                             mutual fund trading for both
                                                                                             affiliated and non-affiliated
                                                                                             investment advisors and performs block
                                                                                             mutual fund trading directly with fund
                                                                                             companies

       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance


                        COMPANY                     STATE/COUNTRY OF      NO. VOTING SECURITIES         PRINCIPAL BUSINESS
                                                      ORGANIZATION        (SEE ATTACHED CHART)
                                                                        UNLESS OTHERWISE INDICATED
     *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
         Account                                                         Account

     *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

         Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

         Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

     *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

     *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
         Account -D                                                      Annuity Separate Account    Policies


                        COMPANY                     STATE/COUNTRY OF      NO. VOTING SECURITIES         PRINCIPAL BUSINESS
                                                      ORGANIZATION        (SEE ATTACHED CHART)
                                                                        UNLESS OTHERWISE INDICATED
     *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

     *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

     *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

     *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

     *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            ---------------|----------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $5,206,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16%         $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            March 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $58,070,003  |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-6.7%              |      |                           |
      | NW Indemnity-3.3%         |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |    GROUP, INC. (VFGI)    |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |                                 |                                                  .            |
                               |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |  |--
|                         |        |              Cost        |  |  |                        |     |                          |  |
|                         |        |              ----        |  |  |                        |     |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |     |VFG1-100%                 |  |
---------------------------        ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |     |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |  |
                                   |              Cost        |     |                        |     |              Cost        |  |
                                   |              ----        |     |                        |     |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------     ----------------------------  |
                                                                                                                                 |
                                                                                                   ----------------------------  |
                                                                                                   |         MORLEY &         |  |
                                                                                                   |     ASSOCIATES, INC.     |  |
                                                                                                   |                          |  |
                                                                                                   |Common Stock: 3,500       |--|
                                                                                                   |------------- Shares      |
                                                                                                   |              Cost        |
                                                                                                   |              ----        |
                                                                                                   |Morley-100%   $1,000      |
                                                                                                   ----------------------------

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
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
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |....|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | |----- |                          |
         ------------------------------ | |Common Stock:  40 Shares     |        |                          |
         |     EXCALIBER FUNDING      | | |------------                 |        |                          |
         |        CORPORATION         | | |               Cost          |        |CORP.-100%                |
---------|Common Stock: 1,000 Shares  | | |               ----          |        ----------------------------
         |-------------               | | |Gates-100%     $93,750       |
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         |           COMPANY          |   |                             |       Limited Liability Company -- Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       MARCH 31, 2001
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |        GARTMORE NOMINEES        |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |                                 |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----| GFMI - 94%                      |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GSL - 3%                        |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------------------------   |   -----------------------------------
                      |                 |                                               |
                      |                 |                                               |
                      |                 |                                               |
      ----------------|---------------  |                                               |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |                                               |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |                                               |   |               (GSL)             |
      |          (GIM)               |  |                                               |   |                                 |
      |                              |--|                                               |---|                                 |
      | AMH - 99.99%                 |                                                      | GIM - 99.99%                    |
      | GNL - .01%                   |                                                      | GNL - .01%                      |
      --------------------------------                                                      -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 | ------------------------ | ----------------|----------------   ---------------------------------
 | |      VICPIC LTD.     | | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 | |                      | | |            SP. ZO.O.          |   |            (LUX SA)           |
 | |                      | | |                               |   |                               |
 |-|                      | | |                               | |-|Common Stock:    5,894 Shares  |
 | |                      | | | Common Stock: 40,950 Shares   | | |------------                   |
 | |                      | | | ------------                  | | |                 Cost          |
 | | GIM - 99.99%         | | |                               | | |                 -----         |
 | | GSCL - .01%          | | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 | |                      | | |                               | | |                   EURO        |
 | ------------------------ | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 | ------------------------ | --------------------------------- | ---------------------------------
 | | GARTMORE EUROPE LTD. | | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 | |                      | | |      COMPANY LTD. (SIAM)      | | |                               |
 |-|                      | |.|                               | |-|                               |
 | | GIM - 50%            |   |                               | | |                               |
 | | GSL - 50%            |   | NGH - 48.99%                  | | | LUX SA - 100%                 |
 | ------------------------   ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies-- Solid Line
                                                                                        Contractual Association-- Double Line
                                                                                        Limited Liability Company-- Dotted Line

                                                                                        March 31, 2001                       Page 3

Item 27.   NUMBER OF CONTRACT OWNERS


           The number of contract owners as of February 12, 2001 was 15,010, all of which were qualified contract owners.


Item 28.   INDEMNIFICATION

           Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   PRINCIPAL UNDERWRITER


           (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account -10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

              (b)       NATIONWIDE INVESTMENT SERVICES CORPORATION
                                  DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER


                                                            Chairman and Chief Executive Officer and
 W.G. Jurgensen                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215


 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                                  Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodward, Jr.                                           Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden                                              Associate Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Carol L. Dove                                Associate Vice President -Treasury Services and Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215


              (c)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation



Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio

April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Post-Effective Amendment No. 38 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 16th day of July, 2001.


                                          NATIONWIDE VARIABLE ACCOUNT
                               -----------------------------------------------
                                                 (Registrant)
                                      NATIONWIDE LIFE INSURANCE COMPANY
                               -----------------------------------------------
                                                 (Depositor)


                                        By/s/ STEVEN SAVINI, Esq.
                               -----------------------------------------------
                                              Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 38 has been signed by the following persons in the capacities indicated on the 16th day of July, 2001.



               SIGNATURE                                   TITLE
LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------
Joseph J. Gasper                                    Officer and Director

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------
W.G. Jurgensen                                          And Director

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------
David O. Miller                                           Director

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director                                By /s/ STEVEN SAVINI
----------------------------------------                                             --------------------------------------------
Arden L. Shisler                                                                                       Steven Savini
                                                                                                      Attorney-in-Fact
ROBERT L. STEWART                                         Director
----------------------------------------
Robert L. Stewart